UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Core Multi-Manager Fund

February 28, 2017

MMC-QTLY-0417
1.931547.105

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.2%
Delphi Automotive PLC	1,332	$101,405
Automobiles - 0.3%
General Motors Co.	4,133	152,260
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands, Inc.	4,319	73,812
Las Vegas Sands Corp.	217	11,490
MGM Mirage, Inc.	6,090	160,106
Restaurant Brands International, Inc.	1,646	89,798
Royal Caribbean Cruises Ltd.	1,486	142,805
Starbucks Corp.	3,923	223,101
		701,112
Household Durables - 0.3%
Lennar Corp. Class A	1,110	54,157
PulteGroup, Inc.	4,033	88,928
Toll Brothers, Inc. (a)	1,680	57,355
		200,440
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. (a)	821	693,778
Priceline Group, Inc. (a)	69	118,965
		812,743
Media - 6.1%
CBS Corp. Class B	4,155	273,898
Charter Communications, Inc. Class A(a)	737	238,095
Comcast Corp. Class A(b)	19,199	718,427
DISH Network Corp. Class A (a)	1,832	113,584
The Madison Square Garden Co. (a)	2,504	449,117
The Walt Disney Co.	6,749	742,997
Time Warner, Inc. (b)	7,990	784,698
Twenty-First Century Fox, Inc. Class A	6,576	196,754
Viacom, Inc. Class B (non-vtg.)	3,805	165,327
		3,682,897
Multiline Retail - 0.1%
Target Corp.	1,077	63,295
Specialty Retail - 2.3%
AutoZone, Inc. (a)	175	128,896
Home Depot, Inc.	1,503	217,800
Lowe's Companies, Inc.	8,862	659,067
O'Reilly Automotive, Inc. (a)	422	114,662
TJX Companies, Inc.	3,703	290,500
		1,410,925
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	2,657	151,874

TOTAL CONSUMER DISCRETIONARY		7,276,951

CONSUMER STAPLES - 8.2%
Beverages - 3.4%
Coca-Cola European Partners PLC	7,755	269,021
Constellation Brands, Inc. Class A (sub. vtg.)	2,322	368,757
Diageo PLC	1,052	29,661
Molson Coors Brewing Co. Class B	1,599	160,524
PepsiCo, Inc.	10,322	1,139,342
The Coca-Cola Co.	2,559	107,376
		2,074,681
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,080	191,354
CVS Health Corp.	2,348	189,202
Kroger Co.	5,158	164,024
Walgreens Boots Alliance, Inc.	2,431	209,990
		754,570
Food Products - 2.3%
Campbell Soup Co.	5,445	323,161
Mondelez International, Inc.	7,658	336,339
The Hershey Co.	3,345	362,431
The Kraft Heinz Co.	3,655	334,469
		1,356,400
Household Products - 0.5%
Procter & Gamble Co.	3,367	306,633
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	56	4,640
Tobacco - 0.7%
Altria Group, Inc.	2,892	216,669
Philip Morris International, Inc.	1,555	170,039
Reynolds American, Inc.	796	49,010
		435,718

TOTAL CONSUMER STAPLES		4,932,642

ENERGY - 5.9%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	142	8,560
Schlumberger Ltd.	2,284	183,542
		192,102
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	3,695	238,882
Apache Corp.	1,285	67,578
Cabot Oil & Gas Corp.	2,957	64,758
Chevron Corp.	3,693	415,463
Concho Resources, Inc. (a)	1,008	133,510
ConocoPhillips Co.	2,846	135,384
Diamondback Energy, Inc. (a)	1,804	181,951
Enbridge, Inc.	4,475	188,339
EOG Resources, Inc.	5,240	508,228
EQT Corp.	3,189	190,989
Imperial Oil Ltd.	1,513	47,263
Kinder Morgan, Inc.	4,106	87,499
Occidental Petroleum Corp.	4,807	315,099
Pioneer Natural Resources Co.	1,591	295,878
Suncor Energy, Inc.	3,861	120,202
The Williams Companies, Inc.	10,264	290,882
TransCanada Corp.	1,984	91,208
		3,373,113

TOTAL ENERGY		3,565,215

FINANCIALS - 13.2%
Banks - 8.2%
Bank of America Corp. (b)	38,832	958,374
Citigroup, Inc. (b)	15,084	902,174
East West Bancorp, Inc.	1,269	68,678
JPMorgan Chase & Co. (b)	10,009	907,016
KeyCorp	7,915	148,565
PNC Financial Services Group, Inc.	592	75,320
SVB Financial Group (a)	521	99,454
U.S. Bancorp	15,287	840,785
Wells Fargo & Co.	16,869	976,378
		4,976,744
Capital Markets - 2.8%
Ameriprise Financial, Inc.	100	13,150
Bank of New York Mellon Corp.	3,471	163,623
Charles Schwab Corp.	5,819	235,146
Goldman Sachs Group, Inc.	2,510	622,631
IntercontinentalExchange, Inc.	2,861	163,449
Morgan Stanley	7,796	356,043
State Street Corp.	1,563	124,587
		1,678,629
Consumer Finance - 0.6%
Discover Financial Services	3,174	225,798
Synchrony Financial	3,812	138,147
		363,945
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (a)	2,132	365,467
Voya Financial, Inc.	1,742	71,823
		437,290
Insurance - 0.9%
American International Group, Inc.	1,557	99,523
Arthur J. Gallagher & Co.	1,673	95,277
Chubb Ltd.	1,472	203,386
Marsh & McLennan Companies, Inc.	459	33,727
MetLife, Inc.	1,748	91,665
		523,578

TOTAL FINANCIALS		7,980,186

HEALTH CARE - 12.8%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	977	128,231
Amgen, Inc.	591	104,329
Biogen, Inc. (a)	856	247,042
BioMarin Pharmaceutical, Inc. (a)	623	58,518
Celgene Corp. (a)	2,100	259,371
Gilead Sciences, Inc.	514	36,227
Intercept Pharmaceuticals, Inc. (a)	100	12,759
Regeneron Pharmaceuticals, Inc. (a)	54	20,169
Vertex Pharmaceuticals, Inc. (a)	2,056	186,315
		1,052,961
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	4,668	210,433
Alere, Inc. (a)	1,093	41,862
Becton, Dickinson & Co.	24	4,393
Boston Scientific Corp. (a)	10,970	269,314
C.R. Bard, Inc.	534	130,958
Danaher Corp.	7,210	616,816
Medtronic PLC	884	71,524
Zimmer Biomet Holdings, Inc.	1,713	200,558
		1,545,858
Health Care Providers & Services - 2.0%
Aetna, Inc.	2,929	377,138
Anthem, Inc.	206	33,953
Cigna Corp.	229	34,098
Express Scripts Holding Co. (a)	322	22,749
Humana, Inc.	607	128,229
McKesson Corp.	362	54,347
UnitedHealth Group, Inc.	3,366	556,669
		1,207,183
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,661	85,209
Illumina, Inc. (a)	483	80,854
		166,063
Pharmaceuticals - 6.3%
Allergan PLC	1,315	321,938
AstraZeneca PLC sponsored ADR	340	9,948
Bayer AG	31	3,412
Bristol-Myers Squibb Co.	4,579	259,675
Eli Lilly & Co.	7,501	621,158
GlaxoSmithKline PLC sponsored ADR	2,505	103,907
Johnson & Johnson	7,478	913,886
Merck & Co., Inc.	1,400	92,218
Novartis AG sponsored ADR	133	10,397
Pfizer, Inc.	21,211	723,719
Sanofi SA	244	21,047
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,423	49,833
Zoetis, Inc. Class A	12,412	661,684
		3,792,822

TOTAL HEALTH CARE		7,764,887

INDUSTRIALS - 11.1%
Aerospace & Defense - 1.9%
General Dynamics Corp.	856	162,477
L3 Technologies, Inc.	563	94,764
Northrop Grumman Corp.	2,986	737,811
The Boeing Co.	412	74,255
United Technologies Corp.	838	94,317
		1,163,624
Air Freight & Logistics - 0.2%
FedEx Corp.	168	32,421
United Parcel Service, Inc. Class B	672	71,071
		103,492
Airlines - 0.7%
Delta Air Lines, Inc.	5,563	277,761
United Continental Holdings, Inc. (a)	1,932	143,142
		420,903
Building Products - 0.5%
Allegion PLC	1,929	140,026
Masco Corp.	5,037	170,150
		310,176
Electrical Equipment - 1.4%
ABB Ltd. sponsored ADR	855	19,280
Eaton Corp. PLC	2,442	175,775
Emerson Electric Co.	367	22,057
Fortive Corp.	10,753	619,910
Rockwell Automation, Inc.	152	22,967
		859,989
Industrial Conglomerates - 3.3%
General Electric Co.	29,554	881,005
Honeywell International, Inc.	8,850	1,101,825
		1,982,830
Machinery - 0.8%
Caterpillar, Inc.	42	4,060
Deere & Co. (b)	264	28,905
Fanuc Corp.	111	21,800
PACCAR, Inc.	1,739	116,183
SMC Corp.	92	26,082
Snap-On, Inc.	446	75,673
Stanley Black & Decker, Inc.	1,643	208,907
		481,610
Professional Services - 0.2%
Robert Half International, Inc.	2,524	121,758
Road & Rail - 2.1%
Canadian Pacific Railway Ltd.	801	117,858
CSX Corp. (b)	1,323	64,245
Norfolk Southern Corp.	5,027	608,418
Union Pacific Corp.	4,482	483,787
		1,274,308

TOTAL INDUSTRIALS		6,718,690

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 0.7%
Cisco Systems, Inc.	11,742	401,342
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	9,273	641,784
Cognex Corp.	329	25,270
Hollysys Automation Technologies Ltd.	1,243	21,703
Keyence Corp.	56	21,663
TE Connectivity Ltd.	2,131	158,696
		869,116
Internet Software & Services - 4.4%
Alphabet, Inc.:
Class A (a)	164	138,569
Class C (a)	2,115	1,741,089
eBay, Inc. (a)	6,836	231,740
Facebook, Inc. Class A (a)	3,974	538,636
Velti PLC (a)(c)	976	2
		2,650,036
IT Services - 2.3%
Accenture PLC Class A	1,717	210,333
Cognizant Technology Solutions Corp. Class A (a)	437	25,901
Fidelity National Information Services, Inc.	1,847	151,953
MasterCard, Inc. Class A	646	71,357
PayPal Holdings, Inc. (a)	3,931	165,102
Visa, Inc. Class A	8,202	721,284
WEX, Inc. (a)	608	67,628
		1,413,558
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	10,293	843,305
Broadcom Ltd.	3,222	679,616
Intel Corp.	6,417	232,295
NVIDIA Corp.	640	64,947
ON Semiconductor Corp. (a)	4,043	61,171
Qualcomm, Inc.	2,264	127,871
Texas Instruments, Inc.	7,192	551,051
Xilinx, Inc.	4,979	292,865
		2,853,121
Software - 3.7%
Adobe Systems, Inc. (a)	2,866	339,162
Microsoft Corp.	23,345	1,493,613
Oracle Corp.	4,472	190,462
Salesforce.com, Inc. (a)	142	11,552
Take-Two Interactive Software, Inc. (a)	2,110	120,228
Workday, Inc. Class A (a)	1,042	86,413
		2,241,430
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc. (b)	11,983	1,641,551

TOTAL INFORMATION TECHNOLOGY		12,070,154

MATERIALS - 4.2%
Chemicals - 3.7%
Air Products & Chemicals, Inc.	1,335	187,527
E.I. du Pont de Nemours & Co.	3,566	280,074
Eastman Chemical Co.	2,657	213,224
LyondellBasell Industries NV Class A	460	41,970
Monsanto Co.	4,304	489,924
Potash Corp. of Saskatchewan, Inc.	9,527	165,263
PPG Industries, Inc.	70	7,170
Praxair, Inc.	5,686	674,985
The Dow Chemical Co.	1,987	123,711
The Mosaic Co.	2,529	78,880
		2,262,728
Containers & Packaging - 0.5%
Berry Plastics Group, Inc. (a)	2,492	125,422
Crown Holdings, Inc. (a)	1,806	96,784
WestRock Co.	1,322	71,018
		293,224

TOTAL MATERIALS		2,555,952

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	102	11,709
AvalonBay Communities, Inc.	921	169,261
Crown Castle International Corp.	4,033	377,206
Kimco Realty Corp.	4,364	105,827
Public Storage	28	6,369
		670,372
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	6,749	282,041
Verizon Communications, Inc.	6,092	302,346
		584,387
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	1,715	107,239

TOTAL TELECOMMUNICATION SERVICES		691,626

UTILITIES - 3.3%
Electric Utilities - 3.0%
Edison International	1,668	133,006
Exelon Corp.	1,517	55,689
Fortis, Inc.	6,319	200,436
Fortis, Inc.	3,890	123,624
NextEra Energy, Inc.	5,230	685,130
PG&E Corp.	2,070	138,173
PPL Corp.	9,838	362,825
Xcel Energy, Inc.	2,271	99,265
		1,798,148
Multi-Utilities - 0.3%
Ameren Corp.	1,588	86,848
CMS Energy Corp.	2,020	89,930
		176,778

TOTAL UTILITIES		1,974,926

TOTAL COMMON STOCKS
(Cost $42,551,607)		56,201,601

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)
(Cost $6,909)	151	4,904

Equity Funds - 0.8%
Sector Funds - 0.8%
iShares NASDAQ Biotechnology Index ETF
(Cost $427,301)	1,547	459,815
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.53% 3/16/17 to 5/4/17 (d)
(Cost $99,937)	$100,000	99,937
	Shares

Money Market Funds - 6.1%
Invesco Government & Agency Portfolio Institutional Class 0.29% (e)
(Cost $3,700,244)	3,700,249	3,700,250
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $46,785,998)		60,466,507
NET OTHER ASSETS (LIABILITIES) - 0.1%		69,281
NET ASSETS - 100%		$60,535,788

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apple, Inc.	3/17/17 - $125.00	2	$276	$(2,428)
Apple, Inc.	4/21/17 - $130.00	2	200	(1,650)
Bank of America Corp.	4/21/17 - $26.00	11	264	(484)
Bank of America Corp.	4/21/17 - $27.00	5	100	(113)
Citigroup, Inc.	4/21/17 - $65.00	1	62	(47)
Comcast Corp. Class A	4/21/17 - $38.75	6	267	(234)
CSX Corp.	5/19/17 - $52.50	1	138	(143)
CSX Corp.	5/19/17 - $55.00	1	85	(84)
Deere & Co.	3/17/17 - $110.00	2	560	(301)
JPMorgan Chase & Co.	3/17/17 - $95.00	3	51	(69)
Time Warner, Inc.	4/21/17 - $97.50	2	410	(465)
Time Warner, Inc.	4/21/17 - $100.00	1	110	(100)
TOTAL WRITTEN OPTIONS			$2,523	$(6,118)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P 500 Index Contracts (United States)	March 2017	2,008,380	$92,165

The face value of futures purchased as a percentage of Net Assets is 3.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $210,976.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,906 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,937.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,281,855	$7,276,951	$--	$4,904
Consumer Staples	4,932,642	4,902,981	29,661	--
Energy	3,565,215	3,565,215	--	--
Financials	7,980,186	7,980,186	--	--
Health Care	7,764,887	7,740,428	24,459	--
Industrials	6,718,690	6,696,890	21,800	--
Information Technology	12,070,154	12,070,152	2	--
Materials	2,555,952	2,555,952	--	--
Real Estate	670,372	670,372	--	--
Telecommunication Services	691,626	691,626	--	--
Utilities	1,974,926	1,974,926	--	--
Equity Funds	459,815	459,815	--	--
Other Short-Term Investments	99,937	--	99,937	--
Money Market Funds	3,700,250	3,700,250
Total Investments in Securities:	$60,466,507	$60,285,744	$175,859	$4,904
Derivative Instruments:
Assets
Futures Contracts	$92,165	$92,165	$--	$--
Total Assets	$92,165	$92,165	$--	$--
Liabilities
Written Options	$(6,118)	$(6,118)	$--	$--
Total Liabilities	$(6,118)	$(6,118)	$--	$--
Total Derivative Instruments:	$86,047	$86,047	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $47,110,449. Net unrealized appreciation aggregated $13,356,058, of which $13,863,016 related to appreciated investment securities and $506,958 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Multi-Manager Fund

February 28, 2017

MMG-QTLY-0417
1.931558.105

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.7%
Lear Corp.	3,008	$427,106
Automobiles - 0.3%
Thor Industries, Inc.	1,760	195,043
Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	3,684	155,612
Carnival Corp. unit	2,684	150,170
Domino's Pizza, Inc.	2,417	458,771
International Game Technology PLC	3,108	83,916
Marriott International, Inc. Class A	1,503	130,746
Starbucks Corp.	2,713	154,288
Wyndham Worldwide Corp.	2,131	177,384
Yum China Holdings, Inc. (a)	4,979	132,392
Yum! Brands, Inc.	3,389	221,369
		1,664,648
Household Durables - 0.6%
D.R. Horton, Inc.	7,513	240,416
Mohawk Industries, Inc. (a)	563	127,441
		367,857
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	2,546	2,151,472
Netflix, Inc. (a)	265	37,664
Priceline Group, Inc. (a)	199	343,102
		2,532,238
Media - 2.6%
Charter Communications, Inc. Class A (a)	1,085	350,520
Comcast Corp. Class A	24,633	921,767
The Walt Disney Co.	2,877	316,729
		1,589,016
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,569	120,311
Specialty Retail - 3.1%
AutoZone, Inc. (a)	386	284,308
Best Buy Co., Inc.	4,342	191,612
Dick's Sporting Goods, Inc.	5,298	259,337
Foot Locker, Inc.	2,888	218,535
Home Depot, Inc.	4,097	593,696
Ross Stores, Inc.	4,025	276,035
Urban Outfitters, Inc. (a)	4,062	105,734
		1,929,257
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (a)	3,290	214,705
Michael Kors Holdings Ltd. (a)	2,773	101,215
NIKE, Inc. Class B	233	13,318
		329,238

TOTAL CONSUMER DISCRETIONARY		9,154,714

CONSUMER STAPLES - 7.8%
Beverages - 2.5%
Constellation Brands, Inc. Class A (sub. vtg.)	1,581	251,079
Monster Beverage Corp. (a)	10,359	429,277
PepsiCo, Inc.	4,396	485,230
The Coca-Cola Co.	9,478	397,697
		1,563,283
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	578	102,410
CVS Health Corp.	1,627	131,104
Wal-Mart Stores, Inc.	3,810	270,243
		503,757
Food Products - 2.6%
Archer Daniels Midland Co.	4,016	188,632
Danone SA sponsored ADR	29,945	394,376
Ingredion, Inc.	1,210	146,277
Mondelez International, Inc.	1,834	80,549
Pinnacle Foods, Inc.	2,760	157,679
The Hershey Co.	1,115	120,810
The J.M. Smucker Co.	1,451	205,650
Tyson Foods, Inc. Class A	5,270	329,691
		1,623,664
Household Products - 0.7%
Procter & Gamble Co.	4,631	421,745
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	2,800	231,980
Tobacco - 0.8%
Altria Group, Inc.	4,064	304,475
Philip Morris International, Inc.	1,777	194,315
		498,790

TOTAL CONSUMER STAPLES		4,843,219

ENERGY - 1.1%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	3,704	297,653
Oil, Gas & Consumable Fuels - 0.6%
Chevron Corp.	1,370	154,125
EOG Resources, Inc.	1,805	175,067
Parsley Energy, Inc. Class A (a)	1,465	44,521
		373,713

TOTAL ENERGY		671,366

FINANCIALS - 4.1%
Banks - 0.6%
Bank of America Corp.	10,863	268,099
Zions Bancorporation	2,240	100,576
		368,675
Capital Markets - 2.3%
Bank of New York Mellon Corp.	5,955	280,719
FactSet Research Systems, Inc.	1,393	247,815
Morgan Stanley	7,086	323,618
SEI Investments Co.	7,207	362,872
State Street Corp.	2,405	191,703
		1,406,727
Consumer Finance - 0.6%
American Express Co.	2,397	191,904
Discover Financial Services	3,052	217,119
		409,023
Diversified Financial Services - 0.1%
Varex Imaging Corp. (a)	1,257	43,769
Insurance - 0.5%
MetLife, Inc.	3,117	163,455
Prudential Financial, Inc.	1,448	160,062
		323,517

TOTAL FINANCIALS		2,551,711

HEALTH CARE - 13.4%
Biotechnology - 4.4%
AbbVie, Inc.	2,707	167,401
Amgen, Inc.	4,528	799,328
Biogen, Inc. (a)	1,525	440,115
Celgene Corp. (a)	5,189	640,893
Gilead Sciences, Inc.	5,189	365,721
Regeneron Pharmaceuticals, Inc. (a)	874	326,439
		2,739,897
Health Care Equipment & Supplies - 2.3%
Edwards Lifesciences Corp. (a)	5,485	515,809
Hologic, Inc. (a)	3,181	129,085
Medtronic PLC	2,114	171,044
Stryker Corp.	985	126,632
The Cooper Companies, Inc.	1,135	226,024
Varian Medical Systems, Inc. (a)	3,144	263,750
		1,432,344
Health Care Providers & Services - 3.1%
Aetna, Inc.	1,759	226,489
Express Scripts Holding Co. (a)	2,665	188,282
HCA Holdings, Inc. (a)	2,797	244,010
Laboratory Corp. of America Holdings (a)	1,716	244,118
McKesson Corp.	917	137,669
UnitedHealth Group, Inc.	5,251	868,410
Wellcare Health Plans, Inc. (a)	77	10,872
		1,919,850
Health Care Technology - 0.4%
Cerner Corp. (a)	4,955	272,723
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	3,485	549,515
Pharmaceuticals - 2.3%
Eli Lilly & Co.	4,528	374,964
Merck & Co., Inc.	6,509	428,748
Novartis AG sponsored ADR	3,389	264,918
Novo Nordisk A/S Series B sponsored ADR	9,966	352,099
		1,420,729

TOTAL HEALTH CARE		8,335,058

INDUSTRIALS - 7.9%
Aerospace & Defense - 2.5%
General Dynamics Corp.	1,262	239,540
Lockheed Martin Corp.	610	162,614
Northrop Grumman Corp.	2,595	641,199
Orbital ATK, Inc.	648	59,888
Spirit AeroSystems Holdings, Inc. Class A	1,713	105,538
Textron, Inc.	2,906	137,454
United Technologies Corp.	1,801	202,703
		1,548,936
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	6,949	391,785
FedEx Corp.	847	163,454
United Parcel Service, Inc. Class B	2,967	313,790
		869,029
Airlines - 0.4%
Copa Holdings SA Class A	988	105,212
Delta Air Lines, Inc.	1,850	92,371
JetBlue Airways Corp. (a)	4,009	80,020
		277,603
Building Products - 0.8%
Lennox International, Inc.	573	94,327
Owens Corning	6,615	386,911
		481,238
Industrial Conglomerates - 0.2%
Roper Technologies, Inc.	665	139,118
Machinery - 1.4%
Deere & Co.	4,449	487,121
Ingersoll-Rand PLC	3,325	263,872
Oshkosh Corp.	1,640	111,340
		862,333
Road & Rail - 0.3%
Union Pacific Corp.	1,548	167,091
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	4,542	195,306
United Rentals, Inc. (a)	1,820	233,015
Univar, Inc. (a)	3,369	108,482
		536,803

TOTAL INDUSTRIALS		4,882,151

INFORMATION TECHNOLOGY - 31.7%
Communications Equipment - 1.8%
Cisco Systems, Inc.	25,708	878,699
Juniper Networks, Inc.	8,145	228,060
		1,106,759
Internet Software & Services - 9.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,106	628,307
Alphabet, Inc.:
Class A (a)	1,490	1,258,946
Class C (a)	1,630	1,341,832
Dropbox, Inc. (a)(b)	1,441	16,068
eBay, Inc. (a)	8,090	274,251
Facebook, Inc. Class A (a)	17,764	2,407,733
SurveyMonkey (a)(b)	1,159	13,549
		5,940,686
IT Services - 5.5%
Accenture PLC Class A	2,241	274,523
Amdocs Ltd.	1,551	94,068
Automatic Data Processing, Inc.	1,166	119,655
Cognizant Technology Solutions Corp. Class A (a)	3,789	224,574
Fiserv, Inc. (a)	2,004	231,262
FleetCor Technologies, Inc. (a)	1,635	277,950
Global Payments, Inc.	3,604	287,203
IBM Corp.	1,161	208,771
MasterCard, Inc. Class A	2,717	300,120
Total System Services, Inc.	2,793	152,163
Vantiv, Inc. (a)	4,098	267,927
Visa, Inc. Class A	11,441	1,006,122
		3,444,338
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	794	65,052
Applied Materials, Inc.	11,275	408,381
Intel Corp.	8,589	310,922
Lam Research Corp.	2,345	277,976
NVIDIA Corp.	5,252	532,973
Qualcomm, Inc.	7,833	442,408
Texas Instruments, Inc.	2,572	197,067
		2,234,779
Software - 7.2%
Activision Blizzard, Inc.	3,150	142,160
Adobe Systems, Inc. (a)	2,268	268,395
Autodesk, Inc. (a)	4,955	427,617
Electronic Arts, Inc. (a)	6,381	551,957
Intuit, Inc.	2,323	291,397
Microsoft Corp.	31,360	2,006,413
Oracle Corp.	12,795	544,939
Synopsys, Inc. (a)	3,420	244,325
		4,477,203
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	15,611	2,138,551
NCR Corp. (a)	3,991	191,847
NetApp, Inc.	2,984	124,821
		2,455,219

TOTAL INFORMATION TECHNOLOGY		19,658,984

MATERIALS - 2.5%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	1,455	204,384
FMC Corp.	2,158	124,344
LyondellBasell Industries NV Class A	2,649	241,695
Monsanto Co.	2,436	277,290
Sherwin-Williams Co.	184	56,771
		904,484
Containers & Packaging - 0.4%
Berry Plastics Group, Inc. (a)	2,599	130,808
Owens-Illinois, Inc. (a)	5,595	110,781
		241,589
Metals & Mining - 0.6%
Newmont Mining Corp.	3,250	111,280
Steel Dynamics, Inc.	7,956	291,190
		402,470

TOTAL MATERIALS		1,548,543

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.	1,014	120,980
Equity Lifestyle Properties, Inc.	1,095	87,184
Simon Property Group, Inc.	973	179,421
		387,585
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,894	120,940
Verizon Communications, Inc.	3,545	175,938
		296,878
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	7,253	83,555
TOTAL COMMON STOCKS
(Cost $37,448,119)		52,413,764

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)	144	1,606
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Flipkart Series D (a)(b)	365	18,436
TOTAL PREFERRED STOCKS
(Cost $9,679)		20,042

Equity Funds - 10.6%
Large Blend Funds - 5.3%
Fidelity SAI U.S. Quality Index Fund (c)	282,596	3,297,892
Large Growth Funds - 5.3%
Fidelity Blue Chip Growth Fund (c)	44,507	3,265,042
TOTAL EQUITY FUNDS
(Cost $5,819,977)		6,562,934
	Principal Amount

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.45% to 0.52% 3/30/17 to 4/27/17 (d)
(Cost $159,929)	$160,000	159,941
	Shares	Value

Money Market Funds - 5.1%
Invesco Government & Agency Portfolio Institutional Class 0.29% (e)
(Cost $3,146,957)	3,146,960	3,146,960
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $46,584,661)		62,303,641
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(312,244)
NET ASSETS - 100%		$61,991,397

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
45 ICE Russell 1000 Growth Index Contracts (United States)	March 2017	2,546,100	$157,416

The face value of futures purchased as a percentage of Net Assets is 4.1%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,659 or 0.1% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $115,956.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12	$13,044
Dropbox, Inc. Series A	5/25/12	$1,303
Flipkart Series D	10/4/13	$8,376
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$--	$2,948,770	$44,250	$6,677	$3,265,042
Fidelity SAI U.S. Quality Index Fund	--	2,914,718	--	39,457	3,297,892
Total	$--	$5,863,488	$44,250	$46,134	$6,562,934

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,173,150	$9,154,714	$--	$18,436
Consumer Staples	4,843,219	4,843,219	--	--
Energy	671,366	671,366	--	--
Financials	2,551,711	2,551,711	--	--
Health Care	8,335,058	8,335,058	--	--
Industrials	4,882,151	4,882,151	--	--
Information Technology	19,660,590	19,629,367	--	31,223
Materials	1,548,543	1,548,543	--	--
Real Estate	387,585	387,585	--	--
Telecommunication Services	296,878	296,878	--	--
Utilities	83,555	83,555	--	--
Equity Funds	6,562,934	6,562,934	--	--
Other Short-Term Investments and Net Other Assets	159,941	--	159,941	--
Money Market Funds	3,146,960	3,146,960	--	--
Total Investments in Securities:	$62,303,641	$62,094,041	$159,941	$49,659
Derivative Instruments:
Assets
Futures Contracts	$157,416	$157,416	$--	$--
Total Assets	$157,416	$157,416	$--	$--
Total Derivative Instruments:	$157,416	$157,416	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $46,698,501. Net unrealized appreciation aggregated $15,605,140, of which $16,297,437 related to appreciated investment securities and $692,297 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Multi-Manager Fund

February 28, 2017

MMV-QTLY-0417
1.931579.105

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.9%
BorgWarner, Inc.	180	$7,594
Delphi Automotive PLC	230	17,510
Gentex Corp.	250	5,258
Lear Corp.	470	66,735
The Goodyear Tire & Rubber Co.	1,920	67,296
		164,393
Automobiles - 1.2%
Ford Motor Co.	4,100	51,373
General Motors Co.	3,510	129,308
Harley-Davidson, Inc.	1,050	59,199
		239,880
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	400	16,896
Carnival Corp. unit	470	26,297
Darden Restaurants, Inc.	110	8,215
Hyatt Hotels Corp. Class A (a)	30	1,540
Royal Caribbean Cruises Ltd.	190	18,259
Wyndham Worldwide Corp.	590	49,112
Yum! Brands, Inc.	290	18,943
		139,262
Household Durables - 1.0%
Garmin Ltd.	160	8,258
Leggett & Platt, Inc.	110	5,410
Lennar Corp. Class A	1,945	94,897
Mohawk Industries, Inc. (a)	60	13,582
PulteGroup, Inc.	290	6,395
Toll Brothers, Inc. (a)	130	4,438
Whirlpool Corp.	360	64,292
		197,272
Leisure Products - 0.0%
Brunswick Corp.	80	4,791
Media - 2.6%
CBS Corp. Class B	350	23,072
Discovery Communications, Inc. Class A (a)	130	3,739
Gannett Co., Inc.	600	5,232
Interpublic Group of Companies, Inc.	330	7,953
News Corp. Class A	330	4,231
Omnicom Group, Inc.	200	17,020
Scripps Networks Interactive, Inc. Class A	80	6,462
Tegna, Inc.	1,200	30,756
The Walt Disney Co.	1,370	150,823
Time Warner, Inc.	1,953	191,804
Twenty-First Century Fox, Inc. Class A	930	27,826
Viacom, Inc. Class B (non-vtg.)	900	39,105
		508,023
Multiline Retail - 0.7%
Dillard's, Inc. Class A	300	16,356
Kohl's Corp.	950	40,489
Macy's, Inc.	500	16,610
Nordstrom, Inc.	150	6,999
Target Corp.	800	47,016
		127,470
Specialty Retail - 1.3%
AutoNation, Inc. (a)	80	3,672
Best Buy Co., Inc.	1,270	56,045
CarMax, Inc. (a)	160	10,326
Dick's Sporting Goods, Inc.	80	3,916
Foot Locker, Inc.	120	9,080
Gap, Inc.	310	7,694
Home Depot, Inc.	870	126,072
Penske Automotive Group, Inc.	870	43,761
		260,566
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp.	70	6,412

TOTAL CONSUMER DISCRETIONARY		1,648,069

CONSUMER STAPLES - 5.3%
Beverages - 0.3%
The Coca-Cola Co.	1,640	68,814
Food & Staples Retailing - 2.3%
CVS Health Corp.	800	64,464
Kroger Co.	800	25,440
Wal-Mart Stores, Inc.	3,550	251,802
Walgreens Boots Alliance, Inc.	1,205	104,088
		445,794
Food Products - 2.1%
Archer Daniels Midland Co.	2,965	139,266
Bunge Ltd.	1,020	83,487
Ingredion, Inc.	260	31,431
Mondelez International, Inc.	1,815	79,715
Pilgrim's Pride Corp.	300	6,114
Tyson Foods, Inc. Class A	1,000	62,560
		402,573
Personal Products - 0.6%
Coty, Inc. Class A	1,680	31,550
Unilever NV (NY Reg.)	1,790	84,721
		116,271

TOTAL CONSUMER STAPLES		1,033,452

ENERGY - 6.9%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	360	21,701
Ensco PLC Class A	700	6,818
Halliburton Co.	1,495	79,923
Helmerich & Payne, Inc.	90	6,153
National Oilwell Varco, Inc.	310	12,530
Noble Corp.	700	4,676
Parker Drilling Co. (a)	2,100	3,990
		135,791
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	2,820	317,250
ConocoPhillips Co.	740	35,202
EQT Corp.	1,065	63,783
Exxon Mobil Corp.	3,370	274,048
Hess Corp.	300	15,432
Marathon Petroleum Corp.	2,060	102,176
Murphy Oil Corp.	1,200	33,948
PBF Energy, Inc. Class A	1,500	36,735
Phillips 66 Co.	1,970	154,034
Pioneer Natural Resources Co.	395	73,458
Valero Energy Corp.	1,790	121,631
		1,227,697

TOTAL ENERGY		1,363,488

FINANCIALS - 27.1%
Banks - 14.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	12,301	80,449
Bank of America Corp.	20,690	510,629
BB&T Corp.	1,000	48,220
BOK Financial Corp.	685	56,485
Citigroup, Inc.	5,480	327,759
Citizens Financial Group, Inc.	440	16,443
Comerica, Inc.	150	10,692
Commerce Bancshares, Inc.	81	4,781
Cullen/Frost Bankers, Inc.	650	60,106
East West Bancorp, Inc.	130	7,036
Fifth Third Bancorp	2,270	62,289
First Republic Bank	760	71,311
Investors Bancorp, Inc.	280	4,096
JPMorgan Chase & Co.	6,570	595,363
KeyCorp	1,900	35,663
M&T Bank Corp.	635	106,026
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,640	64,106
PacWest Bancorp	110	6,061
Peoples United Financial, Inc.	210	4,032
PNC Financial Services Group, Inc.	1,120	142,498
Prosperity Bancshares, Inc.	60	4,472
Regions Financial Corp.	6,390	97,575
SunTrust Banks, Inc.	1,830	108,867
Synovus Financial Corp.	110	4,644
U.S. Bancorp	1,470	80,850
Wells Fargo & Co.	4,960	287,085
		2,797,538
Capital Markets - 3.7%
Ameriprise Financial, Inc.	1,575	207,113
Bank of New York Mellon Corp.	910	42,897
BlackRock, Inc. Class A	140	54,244
E*TRADE Financial Corp. (a)	240	8,282
Eaton Vance Corp. (non-vtg.)	100	4,663
Franklin Resources, Inc.	490	21,090
Goldman Sachs Group, Inc.	650	161,239
Invesco Ltd.	350	11,267
Morgan Stanley	2,910	132,900
Northern Trust Corp.	190	16,597
Raymond James Financial, Inc.	120	9,427
State Street Corp.	730	58,188
The NASDAQ OMX Group, Inc.	130	9,244
		737,151
Consumer Finance - 1.8%
Ally Financial, Inc.	410	9,221
American Express Co.	840	67,250
Capital One Financial Corp.	1,340	125,772
Credit Acceptance Corp. (a)	10	2,005
Discover Financial Services	1,380	98,173
Navient Corp.	1,370	21,112
Santander Consumer U.S.A. Holdings, Inc. (a)	310	4,582
Synchrony Financial	713	25,839
		353,954
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	187	4,322
Leucadia National Corp.	310	8,252
Voya Financial, Inc.	160	6,597
		19,171
Insurance - 6.8%
AFLAC, Inc.	1,250	90,438
Alleghany Corp. (a)	20	12,916
Allstate Corp.	1,160	95,306
American Financial Group, Inc.	670	63,020
American International Group, Inc.	1,160	74,147
Arch Capital Group Ltd. (a)	110	10,403
Assurant, Inc.	460	45,540
Assured Guaranty Ltd.	40	1,644
Axis Capital Holdings Ltd.	680	47,124
Chubb Ltd.	645	89,120
Cincinnati Financial Corp.	140	10,214
Everest Re Group Ltd.	340	79,948
FNF Group	230	8,816
Hartford Financial Services Group, Inc.	1,730	84,580
Lincoln National Corp.	1,300	91,208
Loews Corp.	290	13,624
Markel Corp. (a)	10	9,797
MetLife, Inc.	2,250	117,990
Old Republic International Corp.	100	2,071
Principal Financial Group, Inc.	250	15,635
Prudential Financial, Inc.	1,080	119,383
Reinsurance Group of America, Inc.	70	9,104
RenaissanceRe Holdings Ltd.	40	5,906
The Travelers Companies, Inc.	1,100	134,464
Torchmark Corp.	280	21,708
Unum Group	1,210	59,084
Validus Holdings Ltd.	70	4,036
W.R. Berkley Corp.	110	7,812
XL Group Ltd.	230	9,313
		1,334,351
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	3,600	39,960
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,200	40,942

TOTAL FINANCIALS		5,323,067

HEALTH CARE - 13.8%
Biotechnology - 3.3%
AbbVie, Inc.	3,635	224,788
Amgen, Inc.	1,705	300,984
Biogen, Inc. (a)	190	54,834
Gilead Sciences, Inc.	300	21,144
United Therapeutics Corp. (a)	300	44,316
		646,066
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,255	114,825
Danaher Corp.	930	79,562
Medtronic PLC	1,280	103,565
		297,952
Health Care Providers & Services - 2.7%
Aetna, Inc.	710	91,420
Anthem, Inc.	740	121,967
Cardinal Health, Inc.	400	32,548
Cigna Corp.	510	75,939
Express Scripts Holding Co. (a)	850	60,053
HCA Holdings, Inc. (a)	1,130	98,581
MEDNAX, Inc. (a)	30	2,136
Quest Diagnostics, Inc.	520	50,669
		533,313
Pharmaceuticals - 6.3%
Johnson & Johnson	3,960	483,952
Mallinckrodt PLC (a)	200	10,484
Merck & Co., Inc.	3,700	243,719
Novartis AG sponsored ADR	1,040	81,297
Pfizer, Inc.	11,800	402,616
		1,222,068

TOTAL HEALTH CARE		2,699,399

INDUSTRIALS - 8.3%
Aerospace & Defense - 2.6%
General Dynamics Corp.	845	160,389
Hexcel Corp.	80	4,398
L3 Technologies, Inc.	70	11,782
Northrop Grumman Corp.	50	12,355
Raytheon Co.	100	15,415
Rockwell Collins, Inc.	110	10,515
Spirit AeroSystems Holdings, Inc. Class A	110	6,777
Textron, Inc.	230	10,879
The Boeing Co.	1,040	187,439
Triumph Group, Inc.	700	19,460
United Technologies Corp.	710	79,911
		519,320
Air Freight & Logistics - 0.6%
FedEx Corp.	400	77,192
United Parcel Service, Inc. Class B	310	32,786
		109,978
Airlines - 1.1%
Alaska Air Group, Inc.	110	10,760
American Airlines Group, Inc.	440	20,398
Delta Air Lines, Inc.	1,640	81,885
Southwest Airlines Co.	530	30,634
United Continental Holdings, Inc. (a)	970	71,867
		215,544
Building Products - 0.1%
Owens Corning	100	5,849
USG Corp. (a)	130	4,385
		10,234
Commercial Services & Supplies - 0.3%
Deluxe Corp.	700	51,513
LSC Communications, Inc.	187	5,315
R.R. Donnelley & Sons Co.	500	8,385
		65,213
Construction & Engineering - 0.2%
Fluor Corp.	520	28,803
Jacobs Engineering Group, Inc.	110	6,205
Quanta Services, Inc. (a)	50	1,866
		36,874
Electrical Equipment - 0.3%
Eaton Corp. PLC	390	28,072
Emerson Electric Co.	550	33,055
Hubbell, Inc. Class B	50	5,931
		67,058
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	60	6,198
Honeywell International, Inc.	660	82,170
		88,368
Machinery - 1.7%
AGCO Corp.	570	34,724
Cummins, Inc.	150	22,274
Deere & Co.	580	63,504
Ingersoll-Rand PLC	220	17,459
Oshkosh Corp.	1,400	95,046
PACCAR, Inc.	300	20,043
Pentair PLC	140	8,128
Snap-On, Inc.	50	8,484
Stanley Black & Decker, Inc.	130	16,530
Timken Co.	200	8,840
Trinity Industries, Inc.	1,200	32,208
WABCO Holdings, Inc. (a)	50	5,614
		332,854
Professional Services - 0.1%
Manpower, Inc.	60	5,822
Robert Half International, Inc.	110	5,306
		11,128
Road & Rail - 0.7%
AMERCO	20	7,726
Ryder System, Inc.	600	45,690
Union Pacific Corp.	710	76,637
		130,053
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	33,642
United Rentals, Inc. (a)	70	8,962
		42,604

TOTAL INDUSTRIALS		1,629,228

INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	1,500	18,465
Cisco Systems, Inc.	9,250	316,165
Harris Corp.	310	34,069
Juniper Networks, Inc.	330	9,240
Motorola Solutions, Inc.	140	11,056
		388,995
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	80	5,776
Avnet, Inc.	170	7,834
CDW Corp.	140	8,246
Corning, Inc.	3,040	83,934
Dell Technologies, Inc. (a)	278	17,650
Flextronics International Ltd. (a)	2,800	46,172
Jabil Circuit, Inc.	160	4,082
Keysight Technologies, Inc. (a)	150	5,640
TE Connectivity Ltd.	1,000	74,470
Tech Data Corp. (a)	400	34,800
Vishay Intertechnology, Inc.	1,300	20,605
		309,209
Internet Software & Services - 0.1%
eBay, Inc. (a)	810	27,459
IT Services - 1.6%
Conduent, Inc. (a)	760	12,228
IBM Corp.	1,230	221,179
PayPal Holdings, Inc. (a)	1,470	61,740
The Western Union Co.	420	8,249
		303,396
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	900	32,598
Cirrus Logic, Inc. (a)	100	5,408
Intel Corp.	8,110	293,582
KLA-Tencor Corp.	130	11,716
Lam Research Corp.	400	47,416
Marvell Technology Group Ltd.	400	6,240
Microchip Technology, Inc.	1,505	109,143
Qorvo, Inc. (a)	110	7,271
Qualcomm, Inc.	1,200	67,776
Skyworks Solutions, Inc.	160	15,170
		596,320
Software - 2.6%
Adobe Systems, Inc. (a)	1,030	121,890
ANSYS, Inc. (a)	706	75,373
CA Technologies, Inc.	360	11,617
Microsoft Corp.	1,710	109,406
Oracle Corp.	4,420	188,248
		506,534
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	2,930	401,381
Hewlett Packard Enterprise Co.	1,900	43,358
HP, Inc.	4,580	79,555
NCR Corp. (a)	1,500	72,105
Seagate Technology LLC	900	43,371
Western Digital Corp.	500	38,440
Xerox Corp.	3,800	28,272
		706,482

TOTAL INFORMATION TECHNOLOGY		2,838,395

MATERIALS - 3.9%
Chemicals - 2.3%
Ashland Global Holdings, Inc.	50	6,033
Celanese Corp. Class A	130	11,592
CF Industries Holdings, Inc.	200	6,284
Eastman Chemical Co.	830	66,608
Huntsman Corp.	1,710	38,646
LyondellBasell Industries NV Class A	1,440	131,386
PPG Industries, Inc.	755	77,335
RPM International, Inc.	110	5,862
The Dow Chemical Co.	1,475	91,834
The Mosaic Co.	300	9,357
Westlake Chemical Corp.	110	6,977
		451,914
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	520	112,294
Containers & Packaging - 0.7%
Avery Dennison Corp.	80	6,457
Crown Holdings, Inc. (a)	120	6,431
Graphic Packaging Holding Co.	260	3,471
International Paper Co.	1,160	61,132
Packaging Corp. of America	580	53,609
Sonoco Products Co.	90	4,799
WestRock Co.	111	5,963
		141,862
Metals & Mining - 0.2%
Newmont Mining Corp.	420	14,381
Nucor Corp.	260	16,268
Reliance Steel & Aluminum Co.	60	5,079
Steel Dynamics, Inc.	210	7,686
		43,414
Paper & Forest Products - 0.1%
Domtar Corp.	500	19,045

TOTAL MATERIALS		768,529

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Hospitality Properties Trust (SBI)	1,100	34,958
Mack-Cali Realty Corp.	1,000	29,150
Medical Properties Trust, Inc.	1,100	14,762
		78,870
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	3,500	146,265
Verizon Communications, Inc.	4,990	247,654
		393,919
UTILITIES - 3.3%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	420	28,127
Duke Energy Corp.	550	45,403
Edison International	280	22,327
Entergy Corp.	750	57,495
Eversource Energy	280	16,425
Exelon Corp.	2,910	106,826
FirstEnergy Corp.	2,000	64,860
OGE Energy Corp.	160	5,893
Pinnacle West Capital Corp.	100	8,219
Xcel Energy, Inc.	440	19,232
		374,807
Gas Utilities - 0.4%
National Fuel Gas Co.	1,045	63,014
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	5,420	62,438
Multi-Utilities - 0.7%
Ameren Corp.	210	11,485
DTE Energy Co.	160	16,221
Public Service Enterprise Group, Inc.	2,220	102,076
SCANA Corp.	120	8,322
		138,104

TOTAL UTILITIES		638,363

TOTAL COMMON STOCKS
(Cost $13,130,519)		18,414,779

U.S. Treasury Obligations - 0.6%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.47% to 0.52% 3/2/17 to 4/20/17 (b)
(Cost $109,956)	$110,000	109,958

Money Market Funds - 5.8%
	Shares
Invesco Government & Agency Portfolio Institutional Class 0.29% (c)	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 0.46% (c)	1,139,824	1,139,824
TOTAL MONEY MARKET FUNDS
(Cost $1,139,834)		1,139,834
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $14,380,309)		19,664,571
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(54,472)
NET ASSETS - 100%		$19,610,099

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
16 ICE Russell 1000 Value Index Contracts (United States)	March 2017	916,560	$31,262

The face value of futures purchased as a percentage of Net Assets is 4.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $53,978.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,648,069	$1,648,069	$--	$--
Consumer Staples	1,033,452	1,033,452	--	--
Energy	1,363,488	1,363,488	--	--
Financials	5,323,067	5,323,067	--	--
Health Care	2,699,399	2,699,399	--	--
Industrials	1,629,228	1,629,228	--	--
Information Technology	2,838,395	2,838,395	--	--
Materials	768,529	768,529	--	--
Real Estate	78,870	78,870	--	--
Telecommunication Services	393,919	393,919	--	--
Utilities	638,363	638,363	--	--
Other Short-Term Investments	109,958	--	109,958	--
Money Market Funds	1,139,834	1,139,834	--	--
Total Investments in Securities:	$19,664,571	$19,554,613	$109,958	$--
Derivative Instruments:
Assets
Futures Contracts	$31,262	$31,262	$--	$--
Total Assets	$31,262	$31,262	$--	$--
Total Derivative Instruments:	$31,262	$31,262	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $14,412,321. Net unrealized appreciation aggregated $5,252,250, of which $5,472,001 related to appreciated investment securities and $219,751 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

February 28, 2017

SUF-QTLY-0417
1.912902.106

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.8%
BorgWarner, Inc.	291,441	$12,295,896
Cooper Tire & Rubber Co.	265,127	10,724,387
Delphi Automotive PLC	120,800	9,196,504
Gentex Corp.	128,700	2,706,561
Lear Corp.	190,200	27,006,498
The Goodyear Tire & Rubber Co.	798,100	27,973,405
		89,903,251
Automobiles - 1.0%
Ford Motor Co.	2,037,000	25,523,610
General Motors Co.	1,676,900	61,776,996
Harley-Davidson, Inc.	480,972	27,117,201
		114,417,807
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	309,300	13,064,832
Carnival Corp. unit	243,800	13,640,610
Darden Restaurants, Inc.	55,600	4,152,208
Hyatt Hotels Corp. Class A (a)	17,800	913,852
Royal Caribbean Cruises Ltd.	96,300	9,254,430
Wyndham Worldwide Corp.	275,900	22,965,916
Yum! Brands, Inc.	149,800	9,784,936
		73,776,784
Household Durables - 0.7%
D.R. Horton, Inc.	72,287	2,313,184
Garmin Ltd.	84,400	4,355,884
Leggett & Platt, Inc.	59,100	2,906,538
Lennar Corp. Class A	360,000	17,564,400
Mohawk Industries, Inc. (a)	33,200	7,515,152
NVR, Inc. (a)	1,700	3,289,449
PulteGroup, Inc.	313,366	6,909,720
Toll Brothers, Inc. (a)	66,300	2,263,482
Whirlpool Corp.	171,000	30,538,890
		77,656,699
Leisure Products - 0.0%
Brunswick Corp.	40,100	2,401,589
Media - 2.3%
CBS Corp. Class B	250,447	16,509,466
Comcast Corp. Class A	158,452	5,929,274
Discovery Communications, Inc. Class A (a)	64,600	1,857,896
Gannett Co., Inc.	247,600	2,159,072
Interpublic Group of Companies, Inc.	418,132	10,076,981
Liberty Global PLC:
Class C (a)	75,605	2,652,979
LiLAC Class C (a)	123,846	3,045,373
News Corp. Class A	171,000	2,192,220
Omnicom Group, Inc.	104,300	8,875,930
Scripps Networks Interactive, Inc. Class A	38,800	3,133,876
Tegna, Inc.	402,400	10,313,512
The Walt Disney Co.	708,600	78,009,774
Time Warner, Inc.	882,560	86,676,218
Twenty-First Century Fox, Inc. Class A	478,900	14,328,688
Viacom, Inc. Class B (non-vtg.)	300,200	13,043,690
		258,804,949
Multiline Retail - 0.6%
Big Lots, Inc.	160,800	8,255,472
Dillard's, Inc. Class A	109,300	5,959,036
Kohl's Corp.	469,300	20,001,566
Macy's, Inc.	348,100	11,563,882
Nordstrom, Inc.	76,200	3,555,492
Target Corp.	322,200	18,935,694
		68,271,142
Specialty Retail - 0.9%
Abercrombie & Fitch Co. Class A	158,700	1,898,052
American Eagle Outfitters, Inc.	775,200	12,286,920
AutoNation, Inc. (a)	41,300	1,895,670
Best Buy Co., Inc.	578,601	25,533,662
CarMax, Inc. (a)	84,200	5,434,268
Dick's Sporting Goods, Inc.	39,400	1,928,630
Foot Locker, Inc.	59,300	4,487,231
Gap, Inc.	158,240	3,927,517
Home Depot, Inc.	217,013	31,447,354
Penske Automotive Group, Inc.	238,000	11,971,400
		100,810,704
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	35,500	3,251,800

TOTAL CONSUMER DISCRETIONARY		789,294,725

CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Coca-Cola European Partners PLC	145,444	5,045,452
The Coca-Cola Co.	305,000	12,797,800
		17,843,252
Food & Staples Retailing - 1.6%
CVS Health Corp.	350,465	28,240,470
Kroger Co.	454,800	14,462,640
Wal-Mart Stores, Inc.	1,646,000	116,750,780
Walgreens Boots Alliance, Inc.	224,000	19,349,120
		178,803,010
Food Products - 1.5%
Archer Daniels Midland Co.	1,100,500	51,690,485
Bunge Ltd.	425,900	34,859,915
Dean Foods Co.	606,600	11,064,384
Fresh Del Monte Produce, Inc.	235,200	13,611,024
Ingredion, Inc.	121,400	14,676,046
Mondelez International, Inc.	340,000	14,932,800
Pilgrim's Pride Corp.	567,785	11,571,458
Tyson Foods, Inc. Class A	310,200	19,406,112
		171,812,224
Personal Products - 0.2%
Coty, Inc. Class A	302,000	5,671,560
Unilever NV (NY Reg.)	333,000	15,760,890
		21,432,450

TOTAL CONSUMER STAPLES		389,890,936

ENERGY - 6.2%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	183,300	11,049,324
Halliburton Co.	278,000	14,861,880
Helmerich & Payne, Inc.	191,600	13,099,692
National Oilwell Varco, Inc.	363,800	14,704,796
Noble Corp.	895,389	5,981,199
Parker Drilling Co. (a)	1,082,600	2,056,940
Rowan Companies PLC (a)	530,900	9,619,908
		71,373,739
Oil, Gas & Consumable Fuels - 5.6%
Canadian Natural Resources Ltd.	94,448	2,708,571
Chevron Corp.	1,618,102	182,036,475
ConocoPhillips Co.	562,732	26,769,161
Diamondback Energy, Inc. (a)	82,668	8,337,894
Energen Corp. (a)	68,077	3,574,043
EOG Resources, Inc.	53,168	5,156,764
EQT Corp.	287,728	17,232,030
Exxon Mobil Corp.	1,909,900	155,313,068
Gulfport Energy Corp. (a)	179,276	3,108,646
Hess Corp.	148,454	7,636,474
Marathon Oil Corp.	304,520	4,872,320
Marathon Petroleum Corp.	1,028,562	51,016,675
Newfield Exploration Co. (a)	47,798	1,742,715
PBF Energy, Inc. Class A	271,900	6,658,831
Phillips 66 Co.	754,368	58,984,034
Pioneer Natural Resources Co.	94,098	17,499,405
Tesoro Corp.	67,652	5,763,274
Valero Energy Corp.	914,400	62,133,480
		620,543,860

TOTAL ENERGY		691,917,599

FINANCIALS - 23.8%
Banks - 11.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	2,285,999	14,950,433
Bank of America Corp.	10,027,795	247,485,981
BB&T Corp.	360,300	17,373,666
BOK Financial Corp.	149,300	12,311,278
CIT Group, Inc.	251,200	10,776,480
Citigroup, Inc.	3,098,224	185,304,777
Citizens Financial Group, Inc.	229,200	8,565,204
Comerica, Inc.	76,000	5,417,280
Commerce Bancshares, Inc.	44,230	2,610,455
Cullen/Frost Bankers, Inc.	138,700	12,825,589
East West Bancorp, Inc.	64,600	3,496,152
Fifth Third Bancorp	1,392,038	38,197,523
First Republic Bank	141,000	13,230,030
Investors Bancorp, Inc.	143,900	2,105,257
JPMorgan Chase & Co.	3,527,069	319,622,993
KeyCorp	757,800	14,223,906
M&T Bank Corp.	162,100	27,065,837
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,792,000	11,916,800
PacWest Bancorp	54,400	2,997,440
Peoples United Financial, Inc.	107,700	2,067,840
PNC Financial Services Group, Inc.	474,500	60,370,635
Prosperity Bancshares, Inc.	31,100	2,318,194
Regions Financial Corp.	3,436,000	52,467,720
SunTrust Banks, Inc.	856,300	50,941,287
Synovus Financial Corp.	54,800	2,313,656
U.S. Bancorp	759,200	41,756,000
Wells Fargo & Co.	2,629,000	152,166,520
		1,314,878,933
Capital Markets - 3.2%
Ameriprise Financial, Inc.	529,000	69,563,500
Bank of New York Mellon Corp.	469,400	22,127,516
BlackRock, Inc. Class A	72,347	28,031,569
E*TRADE Financial Corp. (a)	123,100	4,248,181
Eaton Vance Corp. (non-vtg.)	49,900	2,326,837
Franklin Resources, Inc.	253,300	10,902,032
Goldman Sachs Group, Inc.	421,784	104,627,739
Invesco Ltd.	178,600	5,749,134
Morgan Stanley	1,414,700	64,609,349
Northern Trust Corp.	100,100	8,743,735
Raymond James Financial, Inc.	62,600	4,917,856
State Street Corp.	328,700	26,200,677
The NASDAQ OMX Group, Inc.	67,000	4,764,370
		356,812,495
Consumer Finance - 2.1%
Ally Financial, Inc.	323,386	7,272,951
American Express Co.	435,300	34,850,118
Capital One Financial Corp.	754,829	70,848,250
Credit Acceptance Corp. (a)	3,000	601,380
Discover Financial Services	977,843	69,563,751
Navient Corp.	896,337	13,812,553
Nelnet, Inc. Class A	227,900	10,207,641
Santander Consumer U.S.A. Holdings, Inc. (a)	160,600	2,373,668
Synchrony Financial	527,671	19,122,797
		228,653,109
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	174,863	29,975,015
Donnelley Financial Solutions, Inc. (a)	80,075	1,850,533
Leucadia National Corp.	161,300	4,293,806
Voya Financial, Inc.	84,900	3,500,427
		39,619,781
Insurance - 5.9%
AFLAC, Inc.	605,900	43,836,865
Alleghany Corp. (a)	6,900	4,456,020
Allstate Corp.	708,200	58,185,712
American Financial Group, Inc.	208,900	19,649,134
American International Group, Inc.	596,000	38,096,320
Arch Capital Group Ltd. (a)	54,200	5,125,694
Assurant, Inc.	287,800	28,492,200
Assured Guaranty Ltd.	22,800	937,308
Axis Capital Holdings Ltd.	302,600	20,970,180
Chubb Ltd.	196,970	27,215,345
Cincinnati Financial Corp.	70,400	5,136,384
Everest Re Group Ltd.	148,800	34,988,832
FNF Group	120,600	4,622,598
Genworth Financial, Inc. Class A (a)	504,800	2,064,632
Hanover Insurance Group, Inc.	168,500	15,168,370
Hartford Financial Services Group, Inc.	737,900	36,075,931
Lincoln National Corp.	634,900	44,544,584
Loews Corp.	150,900	7,089,282
Markel Corp. (a)	6,100	5,976,353
MetLife, Inc.	1,124,400	58,963,536
Old Republic International Corp.	51,800	1,072,778
Principal Financial Group, Inc.	128,800	8,055,152
Prudential Financial, Inc.	516,400	57,082,856
Reinsurance Group of America, Inc.	34,100	4,435,046
RenaissanceRe Holdings Ltd.	18,300	2,701,812
The Travelers Companies, Inc.	600,600	73,417,344
Torchmark Corp.	144,100	11,172,073
Unum Group	666,600	32,550,078
Validus Holdings Ltd.	35,600	2,052,696
W.R. Berkley Corp.	54,300	3,856,386
XL Group Ltd.	118,700	4,806,163
		662,797,664
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	2,759,800	30,633,780
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	888,500	16,534,985

TOTAL FINANCIALS		2,649,930,747

HEALTH CARE - 11.7%
Biotechnology - 2.6%
AbbVie, Inc.	1,496,700	92,555,928
Amgen, Inc.	741,700	130,932,301
Biogen, Inc. (a)	96,800	27,936,480
Gilead Sciences, Inc.	342,553	24,143,135
Shire PLC sponsored ADR	22,903	4,138,572
United Therapeutics Corp. (a)	100,800	14,890,176
		294,596,592
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	167,690	7,559,465
Baxter International, Inc.	419,000	21,335,480
Danaher Corp.	173,000	14,800,150
Medtronic PLC	235,000	19,013,850
		62,708,945
Health Care Providers & Services - 2.4%
Aetna, Inc.	255,000	32,833,800
Anthem, Inc.	396,163	65,295,586
Cardinal Health, Inc.	230,400	18,747,648
Cigna Corp.	166,650	24,814,185
DaVita HealthCare Partners, Inc. (a)	74,250	5,153,693
Express Scripts Holding Co. (a)	351,489	24,832,698
HCA Holdings, Inc. (a)	530,100	46,245,924
Laboratory Corp. of America Holdings (a)	27,765	3,949,849
MEDNAX, Inc. (a)	16,300	1,160,397
Quest Diagnostics, Inc.	320,200	31,200,288
UnitedHealth Group, Inc.	47,603	7,872,584
		262,106,652
Pharmaceuticals - 6.1%
Johnson & Johnson	2,446,295	298,961,712
Mallinckrodt PLC (a)	89,508	4,692,009
Merck & Co., Inc.	2,118,226	139,527,547
Novartis AG sponsored ADR	193,550	15,129,804
Pfizer, Inc.	6,411,420	218,757,650
Sanofi SA sponsored ADR	173,559	7,485,600
		684,554,322

TOTAL HEALTH CARE		1,303,966,511

INDUSTRIALS - 7.1%
Aerospace & Defense - 2.3%
General Dynamics Corp.	311,653	59,154,856
Hexcel Corp.	40,700	2,237,686
L3 Technologies, Inc.	36,100	6,076,352
Moog, Inc. Class A (a)	142,200	9,609,876
Raytheon Co.	116,295	17,926,874
Rockwell Collins, Inc.	55,700	5,324,363
Spirit AeroSystems Holdings, Inc. Class A	74,100	4,565,301
Textron, Inc.	121,000	5,723,300
The Boeing Co.	481,800	86,834,814
Triumph Group, Inc.	270,000	7,506,000
United Technologies Corp.	460,234	51,799,337
Vectrus, Inc. (a)	37,733	913,516
		257,672,275
Air Freight & Logistics - 0.5%
FedEx Corp.	188,500	36,376,730
United Parcel Service, Inc. Class B	202,408	21,406,670
		57,783,400
Airlines - 1.1%
Alaska Air Group, Inc.	55,300	5,409,446
American Airlines Group, Inc.	225,900	10,472,724
Delta Air Lines, Inc.	944,574	47,162,580
Southwest Airlines Co.	275,700	15,935,460
United Continental Holdings, Inc. (a)	600,685	44,504,752
		123,484,962
Building Products - 0.0%
Owens Corning	50,400	2,947,896
USG Corp. (a)	65,500	2,209,315
		5,157,211
Commercial Services & Supplies - 0.2%
Deluxe Corp.	166,100	12,223,299
LSC Communications, Inc.	80,075	2,275,732
R.R. Donnelley & Sons Co.	213,533	3,580,948
		18,079,979
Construction & Engineering - 0.2%
Fluor Corp.	243,700	13,498,543
Jacobs Engineering Group, Inc.	54,300	3,063,063
Quanta Services, Inc. (a)	25,200	940,464
Tutor Perini Corp. (a)	185,700	5,654,565
		23,156,635
Electrical Equipment - 0.3%
Eaton Corp. PLC	247,747	17,832,829
Emerson Electric Co.	284,700	17,110,470
Hubbell, Inc. Class B	23,100	2,740,122
		37,683,421
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	28,500	2,944,050
Honeywell International, Inc.	341,100	42,466,950
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	296,274	8,974,139
		54,385,139
Machinery - 1.1%
AGCO Corp.	209,200	12,744,464
Cummins, Inc.	75,400	11,196,146
Deere & Co.	109,000	11,934,410
Ingersoll-Rand PLC	114,200	9,062,912
Oshkosh Corp.	257,000	17,447,730
PACCAR, Inc.	157,200	10,502,532
Pentair PLC	74,000	4,296,440
Snap-On, Inc.	24,400	4,139,948
Stanley Black & Decker, Inc.	68,400	8,697,060
Timken Co.	169,200	7,478,640
Trinity Industries, Inc.	504,800	13,548,832
WABCO Holdings, Inc. (a)	62,007	6,962,146
		118,011,260
Professional Services - 0.1%
Manpower, Inc.	30,400	2,950,016
Robert Half International, Inc.	57,300	2,764,152
		5,714,168
Road & Rail - 0.6%
AMERCO	8,200	3,167,660
CSX Corp.	134,531	6,532,825
Ryder System, Inc.	276,319	21,041,692
Union Pacific Corp.	364,500	39,344,130
		70,086,307
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	13,718,727
United Rentals, Inc. (a)	37,200	4,762,716
		18,481,443

TOTAL INDUSTRIALS		789,696,200

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 1.8%
Brocade Communications Systems, Inc.	222,901	2,743,911
Cisco Systems, Inc.	5,162,712	176,461,496
Harris Corp.	126,945	13,951,256
Juniper Networks, Inc.	170,400	4,771,200
Motorola Solutions, Inc.	73,800	5,827,986
		203,755,849
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	47,921	3,459,896
Avnet, Inc.	87,700	4,041,216
CDW Corp.	72,100	4,246,690
Corning, Inc.	1,409,200	38,908,012
Dell Technologies, Inc. (a)	191,031	12,128,558
Flextronics International Ltd. (a)	1,681,928	27,734,993
Jabil Circuit, Inc.	82,000	2,091,820
Keysight Technologies, Inc. (a)	78,000	2,932,800
TE Connectivity Ltd.	517,585	38,544,555
Tech Data Corp. (a)	166,200	14,459,400
Vishay Intertechnology, Inc.	590,800	9,364,180
		157,912,120
Internet Software & Services - 0.4%
Alphabet, Inc. Class A (a)	19,230	16,248,004
eBay, Inc. (a)	752,257	25,501,512
		41,749,516
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	98,793	5,855,461
Computer Sciences Corp.	96,160	6,592,730
Conduent, Inc. (a)	289,948	4,665,263
CSG Systems International, Inc.	185,800	7,322,378
IBM Corp.	606,000	108,970,920
Leidos Holdings, Inc.	58,842	3,136,279
PayPal Holdings, Inc. (a)	273,000	11,466,000
The Western Union Co.	215,600	4,234,384
		152,243,415
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	493,217	17,864,320
Cirrus Logic, Inc. (a)	16,779	907,408
Intel Corp.	4,137,200	149,766,640
KLA-Tencor Corp.	119,997	10,814,130
Lam Research Corp.	209,300	24,810,422
Marvell Technology Group Ltd.	207,300	3,233,880
Microchip Technology, Inc.	283,000	20,523,160
Qorvo, Inc. (a)	56,700	3,747,870
Qualcomm, Inc.	829,830	46,868,798
Skyworks Solutions, Inc.	82,900	7,859,749
Texas Instruments, Inc.	135,856	10,409,287
		296,805,664
Software - 1.6%
Adobe Systems, Inc. (a)	192,000	22,721,280
ANSYS, Inc. (a)	132,698	14,166,838
CA Technologies, Inc.	185,400	5,982,858
Microsoft Corp.	480,372	30,734,201
Oracle Corp.	2,402,498	102,322,390
		175,927,567
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	1,639,582	224,606,338
Hewlett Packard Enterprise Co.	1,680,171	38,341,502
HP, Inc.	2,104,600	36,556,902
NCR Corp. (a)	462,500	22,232,375
NetApp, Inc.	191,400	8,006,262
Seagate Technology LLC	502,900	24,234,751
Western Digital Corp.	177,300	13,630,824
Xerox Corp.	1,458,600	10,851,984
		378,460,938

TOTAL INFORMATION TECHNOLOGY		1,406,855,069

MATERIALS - 3.5%
Chemicals - 2.1%
Ashland Global Holdings, Inc.	26,800	3,233,688
Cabot Corp.	272,700	15,811,146
Celanese Corp. Class A	312,871	27,898,707
Eastman Chemical Co.	409,571	32,868,073
Huntsman Corp.	746,300	16,866,380
LyondellBasell Industries NV Class A	612,400	55,875,376
Methanex Corp.	107,576	5,482,472
PPG Industries, Inc.	172,645	17,684,027
RPM International, Inc.	59,000	3,144,110
Stepan Co.	142,400	10,766,864
The Dow Chemical Co.	518,518	32,282,931
The Mosaic Co.	156,900	4,893,711
Westlake Chemical Corp.	57,800	3,666,254
		230,473,739
Construction Materials - 0.2%
CRH PLC sponsored ADR	148,689	5,021,228
Martin Marietta Materials, Inc.	96,000	20,731,200
		25,752,428
Containers & Packaging - 0.7%
Avery Dennison Corp.	39,500	3,188,045
Crown Holdings, Inc. (a)	61,800	3,311,862
Graphic Packaging Holding Co.	135,500	1,808,925
International Paper Co.	581,200	30,629,240
Packaging Corp. of America	260,400	24,068,772
Sealed Air Corp.	60,467	2,810,506
Sonoco Products Co.	44,700	2,383,404
WestRock Co.	136,857	7,351,958
		75,552,712
Metals & Mining - 0.4%
Barrick Gold Corp.	305,668	5,640,659
Newmont Mining Corp.	216,600	7,416,384
Nucor Corp.	220,488	13,795,934
Reliance Steel & Aluminum Co.	31,100	2,632,615
Steel Dynamics, Inc.	318,375	11,652,525
		41,138,117
Paper & Forest Products - 0.1%
Domtar Corp.	211,100	8,040,799
Schweitzer-Mauduit International, Inc.	199,000	8,164,970
		16,205,769

TOTAL MATERIALS		389,122,765

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Hospitality Properties Trust (SBI)	690,200	21,934,556
Lexington Corporate Properties Trust	1,090,900	12,174,444
Mack-Cali Realty Corp.	410,100	11,954,415
Medical Properties Trust, Inc.	493,400	6,621,428
Piedmont Office Realty Trust, Inc. Class A	655,900	15,046,346
VEREIT, Inc.	1,208,900	10,964,723
		78,695,912
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,004,400	83,763,876
Verizon Communications, Inc.	2,798,400	138,884,592
		222,648,468
UTILITIES - 2.7%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	217,500	14,565,975
Duke Energy Corp.	284,200	23,460,710
Edison International	146,000	11,642,040
Entergy Corp.	493,800	37,854,708
Eversource Energy	142,000	8,329,720
Exelon Corp.	1,436,500	52,733,915
FirstEnergy Corp.	924,700	29,988,021
OGE Energy Corp.	83,800	3,086,354
Pinnacle West Capital Corp.	49,900	4,101,281
Xcel Energy, Inc.	227,600	9,948,396
		195,711,120
Gas Utilities - 0.1%
National Fuel Gas Co.	194,000	11,698,200
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	1,758,014	20,252,321
Multi-Utilities - 0.7%
Ameren Corp.	108,700	5,944,803
DTE Energy Co.	80,400	8,150,952
Public Service Enterprise Group, Inc.	1,252,500	57,589,950
SCANA Corp.	63,200	4,382,920
		76,068,625

TOTAL UTILITIES		303,730,266

TOTAL COMMON STOCKS
(Cost $6,258,594,160)		9,015,749,198

Equity Funds - 15.5%
Large Blend Funds - 1.4%
Fidelity SAI U.S. Minimum Volatility Index Fund (b)	13,379,941	155,073,516
Large Value Funds - 10.2%
Invesco Diversified Dividend Fund - Class A	28,967,265	574,420,870
JPMorgan Value Advantage Fund Institutional Class	16,841,865	564,707,746

TOTAL LARGE VALUE FUNDS		1,139,128,616

Mid-Cap Value Funds - 2.2%
Fidelity Low-Priced Stock Fund (b)	4,902,813	250,729,842
Sector Funds - 1.7%
Fidelity Energy Portfolio (b)	4,180,399	184,355,615
TOTAL EQUITY FUNDS
(Cost $1,165,394,424)		1,729,287,589
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.53% 3/9/17 to 5/11/17 (c)
(Cost $12,884,147)	12,890,000	12,884,344
	Shares	Value

Money Market Funds - 3.0%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.46% (d)
(Cost $332,076,527)	332,076,527	332,076,527
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $7,768,949,258)		11,089,997,658
NET OTHER ASSETS (LIABILITIES) - 0.4%		42,036,355
NET ASSETS - 100%		$11,132,034,013

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
4,406 ICE Russell 1000 Value Index Contracts (United States)	March 2017	252,397,710	$8,878,200

The face value of futures purchased as a percentage of Net Assets is 2.3%

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,245,943.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Energy Portfolio	$193,678,680	$815,991	$26,454,603	$815,991	$184,355,615
Fidelity Low-Priced Stock Fund	487,692,838	11,798,521	255,936,125	2,944,121	250,729,842
Fidelity SAI U.S. Minimum Volatility Index Fund	--	228,193,670	79,990,523	3,193,671	155,073,516
Total	$681,371,518	$240,808,182	$362,381,251	$6,953,783	$590,158,973

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$789,294,725	$789,294,725	$--	$--
Consumer Staples	389,890,936	389,890,936	--	--
Energy	691,917,599	691,917,599	--	--
Financials	2,649,930,747	2,649,930,747	--	--
Health Care	1,303,966,511	1,303,966,511	--	--
Industrials	789,696,200	789,696,200	--	--
Information Technology	1,406,855,069	1,406,855,069	--	--
Materials	389,122,765	389,122,765	--	--
Real Estate	78,695,912	78,695,912	--	--
Telecommunication Services	222,648,468	222,648,468	--	--
Utilities	303,730,266	303,730,266	--	--
Equity Funds	1,729,287,589	1,729,287,589	--	--
Other Short-Term Investments and Net Other Assets	12,884,344	--	12,884,344	--
Money Market Funds	332,076,527	332,076,527	--	--
Total Investments in Securities:	$11,089,997,658	$11,077,113,314	$12,884,344	$--
Derivative Instruments:
Assets
Futures Contracts	$8,878,200	$8,878,200	$--	$--
Total Assets	$8,878,200	$8,878,200	$--	$--
Total Derivative Instruments:	$8,878,200	$8,878,200	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $7,778,374,914. Net unrealized appreciation aggregated $3,311,622,744, of which $3,413,122,638 related to appreciated investment securities and $101,499,894 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

February 28, 2017

SGF-QTLY-0417
1.907408.106

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.5%
Lear Corp.	361,541	$51,335,207
Automobiles - 0.3%
General Motors Co.	367,590	13,542,016
Thor Industries, Inc.	216,000	23,937,120
		37,479,136
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	422,245	17,835,629
Carnival Corp. unit	307,588	17,209,549
Domino's Pizza, Inc.	284,147	53,933,942
International Game Technology PLC	356,172	9,616,644
Marriott International, Inc. Class A	172,215	14,980,983
McDonald's Corp.	313,340	39,997,851
Starbucks Corp.	310,956	17,684,068
Wyndham Worldwide Corp.	261,100	21,733,964
Yum China Holdings, Inc. (a)	383,459	10,196,175
Yum! Brands, Inc.	261,250	17,064,850
		220,253,655
Household Durables - 0.4%
D.R. Horton, Inc.	920,300	29,449,600
Mohawk Industries, Inc. (a)	69,022	15,623,820
		45,073,420
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	254,523	215,082,116
Expedia, Inc.	137,050	16,314,432
Netflix, Inc. (a)	30,338	4,311,940
Priceline Group, Inc. (a)	22,808	39,323,957
		275,032,445
Media - 2.4%
Charter Communications, Inc. Class A (a)	124,375	40,180,588
Comcast Corp. Class A	2,909,828	108,885,764
Omnicom Group, Inc.	330,080	28,089,808
The Walt Disney Co.	345,383	38,023,214
Twenty-First Century Fox, Inc. Class A	726,520	21,737,478
Viacom, Inc. Class B (non-vtg.)	793,370	34,471,927
		271,388,779
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	179,782	13,785,684
Specialty Retail - 3.7%
AutoZone, Inc. (a)	96,286	70,919,453
Best Buy Co., Inc.	497,681	21,962,663
Dick's Sporting Goods, Inc.	631,657	30,919,610
Foot Locker, Inc.	354,300	26,809,881
Home Depot, Inc.	1,095,359	158,728,473
Ross Stores, Inc.	482,680	33,102,194
TJX Companies, Inc.	739,210	57,991,025
Urban Outfitters, Inc. (a)	465,571	12,118,813
		412,552,112
Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc. (a)	377,112	24,610,329
Michael Kors Holdings Ltd. (a)	317,937	11,604,701
NIKE, Inc. Class B	26,699	1,526,115
		37,741,145

TOTAL CONSUMER DISCRETIONARY		1,364,641,583

CONSUMER STAPLES - 6.5%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	190,002	30,174,218
Monster Beverage Corp. (a)	796,173	32,993,409
PepsiCo, Inc.	1,183,692	130,655,923
The Coca-Cola Co.	739,611	31,034,078
		224,857,628
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	66,270	11,741,719
CVS Health Corp.	197,976	15,952,906
Wal-Mart Stores, Inc.	469,200	33,280,356
		60,974,981
Food Products - 2.3%
Archer Daniels Midland Co.	460,306	21,620,573
Danone SA sponsored ADR	2,308,076	30,397,361
Ingredion, Inc.	148,000	17,891,720
Kellogg Co.	390,670	28,936,927
Mondelez International, Inc.	1,391,932	61,133,653
Pinnacle Foods, Inc.	340,300	19,441,339
The Hershey Co.	136,300	14,768,105
The J.M. Smucker Co.	166,277	23,566,439
Tyson Foods, Inc. Class A	620,054	38,790,578
		256,546,695
Household Products - 0.3%
Procter & Gamble Co.	356,935	32,506,070
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	320,843	26,581,843
Tobacco - 1.2%
Altria Group, Inc.	465,820	34,899,234
Philip Morris International, Inc.	885,765	96,858,403
		131,757,637

TOTAL CONSUMER STAPLES		733,224,854

ENERGY - 1.1%
Energy Equipment & Services - 0.4%
Halliburton Co.	429,330	22,951,982
Schlumberger Ltd.	285,482	22,941,334
		45,893,316
Oil, Gas & Consumable Fuels - 0.7%
Chevron Corp.	169,100	19,023,750
EOG Resources, Inc.	221,000	21,434,790
Hess Corp.	532,200	27,376,368
Parsley Energy, Inc. Class A (a)	167,853	5,101,053
		72,935,961

TOTAL ENERGY		118,829,277

FINANCIALS - 3.5%
Banks - 1.1%
Bank of America Corp.	1,245,078	30,728,525
JPMorgan Chase & Co.	807,890	73,210,992
Zions Bancorporation	274,800	12,338,520
		116,278,037
Capital Markets - 1.3%
Bank of New York Mellon Corp.	729,000	34,365,060
FactSet Research Systems, Inc.	106,723	18,986,022
Morgan Stanley	846,904	38,678,106
SEI Investments Co.	555,574	27,973,151
State Street Corp.	295,100	23,522,421
		143,524,760
Consumer Finance - 0.8%
American Express Co.	182,752	14,631,125
Capital One Financial Corp.	503,200	47,230,352
Discover Financial Services	349,793	24,884,274
		86,745,751
Diversified Financial Services - 0.0%
Varex Imaging Corp. (a)	96,975	3,376,670
Insurance - 0.3%
MetLife, Inc.	357,231	18,733,194
Prudential Financial, Inc.	165,999	18,349,529
		37,082,723

TOTAL FINANCIALS		387,007,941

HEALTH CARE - 11.2%
Biotechnology - 3.5%
AbbVie, Inc.	331,400	20,493,776
Amgen, Inc.	477,596	84,310,022
Biogen, Inc. (a)	178,029	51,379,169
BioMarin Pharmaceutical, Inc. (a)	316,170	29,697,848
Celgene Corp. (a)	611,253	75,495,858
Gilead Sciences, Inc.	1,477,851	104,158,938
Regeneron Pharmaceuticals, Inc. (a)	67,222	25,107,417
		390,643,028
Health Care Equipment & Supplies - 1.8%
Edwards Lifesciences Corp. (a)	651,669	61,282,953
Hologic, Inc. (a)	364,611	14,795,914
Medtronic PLC	803,123	64,980,682
Stryker Corp.	112,963	14,522,523
The Cooper Companies, Inc.	139,100	27,700,374
Varian Medical Systems, Inc. (a)	242,439	20,338,208
		203,620,654
Health Care Providers & Services - 2.8%
Aetna, Inc.	215,100	27,696,276
Express Scripts Holding Co. (a)	305,393	21,576,015
HCA Holdings, Inc. (a)	320,820	27,988,337
Laboratory Corp. of America Holdings (a)	210,300	29,917,278
McKesson Corp.	105,094	15,777,762
UnitedHealth Group, Inc.	1,111,370	183,798,371
Wellcare Health Plans, Inc. (a)	8,800	1,242,560
		307,996,599
Health Care Technology - 0.2%
Cerner Corp. (a)	382,013	21,025,996
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	481,850	24,718,905
Thermo Fisher Scientific, Inc.	721,725	113,801,598
		138,520,503
Pharmaceuticals - 1.7%
Eli Lilly & Co.	519,090	42,985,843
Merck & Co., Inc.	1,298,479	85,530,812
Novartis AG sponsored ADR	261,260	20,422,694
Novo Nordisk A/S Series B sponsored ADR	763,723	26,982,334
Pfizer, Inc.	582,772	19,884,181
		195,805,864

TOTAL HEALTH CARE		1,257,612,644

INDUSTRIALS - 6.6%
Aerospace & Defense - 2.1%
General Dynamics Corp.	154,500	29,325,645
Lockheed Martin Corp.	74,700	19,913,526
Northrop Grumman Corp.	308,857	76,315,476
Orbital ATK, Inc.	74,279	6,864,865
Spirit AeroSystems Holdings, Inc. Class A	196,391	12,099,650
Textron, Inc.	333,166	15,758,752
United Technologies Corp.	712,596	80,202,680
		240,480,594
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	535,670	30,201,075
FedEx Corp.	240,434	46,398,953
United Parcel Service, Inc. Class B	614,372	64,975,983
		141,576,011
Airlines - 0.5%
Copa Holdings SA Class A	297,307	31,660,222
Delta Air Lines, Inc.	225,800	11,274,194
JetBlue Airways Corp. (a)	491,000	9,800,360
		52,734,776
Building Products - 0.5%
Lennox International, Inc.	65,749	10,823,600
Owens Corning	796,709	46,599,509
		57,423,109
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	343,350	42,747,075
Roper Technologies, Inc.	76,188	15,938,530
		58,685,605
Machinery - 0.9%
Caterpillar, Inc.	128,110	12,383,113
Deere & Co.	408,661	44,744,293
Ingersoll-Rand PLC	407,500	32,339,200
Oshkosh Corp.	201,200	13,659,468
		103,126,074
Road & Rail - 0.2%
Union Pacific Corp.	177,468	19,155,896
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	559,000	24,037,000
United Rentals, Inc. (a)	208,720	26,722,422
Univar, Inc. (a)	386,175	12,434,835
		63,194,257

TOTAL INDUSTRIALS		736,376,322

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 0.9%
Cisco Systems, Inc.	2,194,512	75,008,420
Juniper Networks, Inc.	998,300	27,952,400
		102,960,820
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	334,405	12,573,628
Internet Software & Services - 7.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	470,725	48,437,603
Alphabet, Inc.:
Class A (a)	255,089	215,532,349
Class C (a)	275,873	227,101,412
Dropbox, Inc. (a)(b)	286,254	3,191,932
eBay, Inc. (a)	2,307,317	78,218,046
Facebook, Inc. Class A (a)	1,844,930	250,061,812
SurveyMonkey (a)(b)	163,411	1,910,275
		824,453,429
IT Services - 4.6%
Accenture PLC Class A	256,741	31,450,773
Alliance Data Systems Corp.	192,950	46,882,991
Amdocs Ltd.	189,878	11,516,101
Automatic Data Processing, Inc.	89,170	9,150,625
Cognizant Technology Solutions Corp. Class A (a)	434,315	25,741,850
Fidelity National Information Services, Inc.	654,960	53,883,559
Fiserv, Inc. (a)	245,400	28,319,160
FleetCor Technologies, Inc. (a)	188,669	32,073,730
Global Payments, Inc.	421,278	33,571,644
IBM Corp.	142,100	25,552,422
MasterCard, Inc. Class A	332,600	36,738,996
PayPal Holdings, Inc. (a)	851,717	35,772,114
Total System Services, Inc.	320,054	17,436,542
Vantiv, Inc. (a)	502,012	32,821,545
Visa, Inc. Class A	1,046,093	91,993,418
		512,905,470
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	617,624	50,601,934
Applied Materials, Inc.	1,381,600	50,041,552
Intel Corp.	1,052,200	38,089,640
Lam Research Corp.	287,500	34,080,250
NVIDIA Corp.	622,220	63,142,886
Qualcomm, Inc.	1,367,848	77,256,055
Texas Instruments, Inc.	294,833	22,590,104
		335,802,421
Software - 5.0%
Activision Blizzard, Inc.	998,700	45,071,331
Adobe Systems, Inc. (a)	259,962	30,763,903
Autodesk, Inc. (a)	382,006	32,967,118
Electronic Arts, Inc. (a)	751,563	65,010,200
Intuit, Inc.	265,944	33,360,015
Microsoft Corp.	3,519,229	225,160,271
Oracle Corp.	2,307,641	98,282,430
Synopsys, Inc. (a)	419,300	29,954,792
		560,570,060
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	3,137,102	429,751,603
NCR Corp. (a)	688,437	33,093,167
NetApp, Inc.	342,065	14,308,579
		477,153,349

TOTAL INFORMATION TECHNOLOGY		2,826,419,177

MATERIALS - 2.7%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	166,806	23,431,239
Ashland Global Holdings, Inc.	392,980	47,416,967
FMC Corp.	407,189	23,462,230
LyondellBasell Industries NV Class A	324,322	29,591,139
Monsanto Co.	795,557	90,558,253
Sherwin-Williams Co.	21,161	6,529,015
		220,988,843
Containers & Packaging - 0.2%
Berry Plastics Group, Inc. (a)	297,921	14,994,364
Owens-Illinois, Inc. (a)	685,300	13,568,940
		28,563,304
Metals & Mining - 0.5%
Freeport-McMoRan, Inc. (a)	578,210	7,748,014
Newmont Mining Corp.	398,800	13,654,912
Steel Dynamics, Inc.	974,600	35,670,360
		57,073,286

TOTAL MATERIALS		306,625,433

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.	116,243	13,868,952
Equity Lifestyle Properties, Inc.	126,327	10,058,156
Simon Property Group, Inc.	111,508	20,562,075
		44,489,183
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	354,688	14,822,412
Verizon Communications, Inc.	406,393	20,169,285
		34,991,697
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	835,753	9,627,875
TOTAL COMMON STOCKS
(Cost $5,060,039,807)		7,819,845,986

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(b)	98,859	10,380,195
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)	28,508	317,884

TOTAL CONVERTIBLE PREFERRED STOCKS		10,698,079

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Flipkart Series D (a)(b)	52,096	2,631,369
TOTAL PREFERRED STOCKS
(Cost $5,478,269)		13,329,448

Equity Funds - 28.2%
Large Blend Funds - 9.6%
Fidelity SAI U.S. Quality Index Fund (c)	91,734,581	1,070,542,557
Large Growth Funds - 18.6%
Columbia Select Large Cap Growth Fund Class R5	33,140,530	524,945,987
Fidelity Growth Company Fund (c)	10,527,954	1,556,558,026

TOTAL LARGE GROWTH FUNDS		2,081,504,013

TOTAL EQUITY FUNDS
(Cost $2,564,971,306)		3,152,046,570
	Principal Amount

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.46% to 0.52% 3/2/17 to 3/30/17 (d)
(Cost $5,331,809)	$5,332,000	5,331,833
	Shares	Value

Money Market Funds - 1.8%
Invesco Government & Agency Portfolio Institutional Class 0.29% (e)
(Cost $198,383,308)	198,383,308	198,383,308
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $7,834,204,499)		11,188,937,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,250,139)
NET ASSETS - 100%		$11,185,687,006

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,897 ICE Russell 1000 Growth Index Contracts (United States)	March 2017	107,332,260	$9,553,339

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,431,655 or 0.2% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,677,842.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850
Dropbox, Inc.	5/1/12	$2,591,086
Dropbox, Inc. Series A	5/25/12	$257,972
Flipkart Series D	10/4/13	$1,195,447
SurveyMonkey	11/25/14	$2,688,111

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$1,142,743,794	$271,199,936	$--	$925,213	$1,556,558,026
Fidelity SAI U.S. Quality Index Fund	358,091,164	610,127,679	--	10,694,505	1,070,542,557
Total	$1,500,834,958	$881,327,615	$--	$11,619,718	$2,627,100,583

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,377,653,147	$1,364,641,583	$--	$13,011,564
Consumer Staples	733,224,854	733,224,854	--	--
Energy	118,829,277	118,829,277	--	--
Financials	387,007,941	387,007,941	--	--
Health Care	1,257,612,644	1,257,612,644	--	--
Industrials	736,376,322	736,376,322	--	--
Information Technology	2,826,737,061	2,821,316,970	--	5,420,091
Materials	306,625,433	306,625,433	--	--
Real Estate	44,489,183	44,489,183	--	--
Telecommunication Services	34,991,697	34,991,697	--	--
Utilities	9,627,875	9,627,875	--	--
Equity Funds	3,152,046,570	3,152,046,570	--	--
Other Short-Term Investments	5,331,833	--	5,331,833	--
Money Market Funds	198,383,308	198,383,308
Total Investments in Securities:	$11,188,937,145	$11,165,173,657	$5,331,833	$18,431,655
Derivative Instruments:
Assets
Futures Contracts	$9,553,339	$9,553,339	$--	$--
Total Assets	$9,553,339	$9,553,339	$--	$--
Total Derivative Instruments:	$9,553,339	$9,553,339	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $7,851,612,789. Net unrealized appreciation aggregated $3,337,324,356, of which $3,442,533,194 related to appreciated investment securities and $105,208,838 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

February 28, 2017

SAI-COR-QTLY-0417
1.902944.107

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 77.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.2%
Adient PLC (a)	15,074	$1,011,918
BorgWarner, Inc.	24,500	1,033,655
Cooper Tire & Rubber Co.	39,800	1,609,910
Delphi Automotive PLC	238,719	18,173,677
Gentex Corp.	33,100	696,093
Lear Corp.	54,500	7,738,455
Tenneco, Inc.	22,400	1,440,544
The Goodyear Tire & Rubber Co.	245,100	8,590,755
		40,295,007
Automobiles - 0.3%
Ferrari NV	3,420	222,505
Ford Motor Co.	640,000	8,019,200
General Motors Co.	1,033,621	38,078,598
Harley-Davidson, Inc.	211,211	11,908,076
Tesla, Inc. (a)	95,763	23,939,792
Thor Industries, Inc.	2,555	283,145
		82,451,316
Distributors - 0.0%
LKQ Corp. (a)	203,884	6,438,657
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	83,450	4,039,815
Hotels, Restaurants & Leisure - 1.0%
Bloomin' Brands, Inc.	878,095	15,006,644
Brinker International, Inc.	61,900	2,614,656
Buffalo Wild Wings, Inc. (a)	18,900	2,929,500
Carnival Corp. unit	62,500	3,496,875
Darden Restaurants, Inc.	64,500	4,816,860
Del Frisco's Restaurant Group, Inc. (a)	50,000	795,000
Domino's Pizza, Inc.	12,185	2,312,835
Hilton Grand Vacations, Inc. (a)	68,010	2,036,219
Hilton Worldwide Holdings, Inc.	145,652	8,331,294
Hyatt Hotels Corp. Class A (a)	4,600	236,164
Jack in the Box, Inc.	8,100	759,051
Las Vegas Sands Corp.	83,100	4,400,145
Marriott International, Inc. Class A	213,720	18,591,503
McDonald's Corp.	220,060	28,090,659
MGM Mirage, Inc.	1,449,329	38,102,859
Park Hotels & Resorts, Inc.	28,440	726,358
Restaurant Brands International, Inc.	329,907	17,998,089
Royal Caribbean Cruises Ltd.	237,470	22,820,867
Starbucks Corp.	978,881	55,668,962
Vail Resorts, Inc.	21,000	3,804,780
Wyndham Worldwide Corp.	75,900	6,317,916
Yum! Brands, Inc.	187,100	12,221,372
		252,078,608
Household Durables - 0.2%
D.R. Horton, Inc.	10,900	348,800
Garmin Ltd.	21,700	1,119,937
Leggett & Platt, Inc.	15,100	742,618
Lennar Corp. Class A	222,542	10,857,824
Mohawk Industries, Inc. (a)	9,300	2,105,148
NVR, Inc. (a)	480	928,786
PulteGroup, Inc.	485,512	10,705,540
Sony Corp. sponsored ADR	147,800	4,575,888
Techtronic Industries Co. Ltd.	332,000	1,188,937
Toll Brothers, Inc. (a)	203,738	6,955,615
Whirlpool Corp.	74,860	13,369,247
		52,898,340
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (a)	290,851	245,780,729
JD.com, Inc. sponsored ADR (a)	343,400	10,497,738
Liberty Interactive Corp. QVC Group Series A (a)	178,800	3,375,744
Netflix, Inc. (a)	92,700	13,175,451
Ocado Group PLC (a)(b)	341,250	1,054,366
Priceline Group, Inc. (a)	39,905	68,801,408
		342,685,436
Leisure Products - 0.1%
Brunswick Corp.	10,300	616,867
Mattel, Inc.	549,100	14,128,343
		14,745,210
Media - 3.7%
CBS Corp. Class B	878,742	57,926,673
Charter Communications, Inc. Class A (a)	225,294	72,783,480
Comcast Corp. Class A (c)	5,399,255	202,040,122
Discovery Communications, Inc. Class A (a)	16,600	477,416
DISH Network Corp. Class A (a)	222,818	13,814,716
Gannett Co., Inc.	32,450	282,964
Interpublic Group of Companies, Inc.	370,600	8,931,460
News Corp. Class A	43,900	562,798
Omnicom Group, Inc.	26,700	2,272,170
Scripps Networks Interactive, Inc. Class A	10,100	815,777
Sirius XM Holdings, Inc. (b)	109,000	554,810
Tegna, Inc.	64,900	1,663,387
The Madison Square Garden Co. (a)	380,411	68,230,517
The Walt Disney Co.	1,909,333	210,198,470
Time Warner, Inc. (c)	1,688,928	165,869,619
Twenty-First Century Fox, Inc. Class A	1,134,163	33,934,157
Viacom, Inc. Class B (non-vtg.)	895,713	38,918,730
		879,277,266
Multiline Retail - 0.3%
Big Lots, Inc.	13,500	693,090
Dillard's, Inc. Class A	19,700	1,074,044
Dollar General Corp.	320,186	23,379,982
Dollar Tree, Inc. (a)	160,720	12,324,010
Kohl's Corp.	112,800	4,807,536
Macy's, Inc.	107,700	3,577,794
Nordstrom, Inc.	19,600	914,536
Target Corp.	358,000	21,039,660
		67,810,652
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	36,100	431,756
Advance Auto Parts, Inc.	1,930	302,257
American Eagle Outfitters, Inc.	164,700	2,610,495
AutoNation, Inc. (a)	10,600	486,540
AutoZone, Inc. (a)	58,043	42,751,572
Best Buy Co., Inc.	125,600	5,542,728
CarMax, Inc. (a)	21,600	1,394,064
Dick's Sporting Goods, Inc.	14,670	718,097
Foot Locker, Inc.	19,425	1,469,890
Gap, Inc.	149,020	3,698,676
Home Depot, Inc.	662,756	96,039,972
L Brands, Inc.	266,600	14,028,492
Lowe's Companies, Inc.	1,802,398	134,044,339
O'Reilly Automotive, Inc. (a)	107,847	29,303,108
Penske Automotive Group, Inc.	86,600	4,355,980
Ross Stores, Inc.	309,740	21,241,969
TJX Companies, Inc.	782,423	61,381,084
Tractor Supply Co.	84,500	5,991,895
Zumiez, Inc. (a)	17,500	357,000
		426,149,914
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	197,200	7,511,348
NIKE, Inc. Class B	946,954	54,127,891
PVH Corp.	9,100	833,560
Regina Miracle International Holdings Ltd.	64,000	50,373
VF Corp.	83,140	4,360,693
		66,883,865

TOTAL CONSUMER DISCRETIONARY		2,235,754,086

CONSUMER STAPLES - 6.6%
Beverages - 2.1%
Coca-Cola European Partners PLC	1,259,663	43,697,709
Constellation Brands, Inc. Class A (sub. vtg.)	463,287	73,574,608
Diageo PLC	259,681	7,321,672
Dr. Pepper Snapple Group, Inc.	165,300	15,445,632
Molson Coors Brewing Co. Class B	512,652	51,465,134
Monster Beverage Corp. (a)	429,200	17,786,048
PepsiCo, Inc.	2,108,450	232,730,711
The Coca-Cola Co.	1,286,436	53,978,855
		496,000,369
Food & Staples Retailing - 1.3%
Costco Wholesale Corp. (c)	258,626	45,823,355
CVS Health Corp.	1,101,299	88,742,673
Kroger Co.	2,217,248	70,508,486
Sysco Corp.	83,045	4,378,132
Wal-Mart Stores, Inc.	677,290	48,040,180
Walgreens Boots Alliance, Inc.	622,024	53,730,433
		311,223,259
Food Products - 1.6%
Archer Daniels Midland Co.	209,600	9,844,912
Bunge Ltd.	151,800	12,424,830
Campbell Soup Co.	1,091,181	64,761,592
ConAgra Foods, Inc.	198,800	8,192,548
Fresh Del Monte Produce, Inc.	48,300	2,795,121
Ingredion, Inc.	25,660	3,102,037
Mondelez International, Inc.	2,210,908	97,103,079
Pilgrim's Pride Corp.	135,700	2,765,566
Pinnacle Foods, Inc.	4,145	236,804
Sanderson Farms, Inc.	30,300	2,879,712
The Hershey Co.	688,895	74,641,773
The Kraft Heinz Co.	1,014,682	92,853,550
Tyson Foods, Inc. Class A	342,870	21,449,947
		393,051,471
Household Products - 0.6%
Colgate-Palmolive Co.	237,400	17,325,452
Kimberly-Clark Corp.	15,900	2,107,545
Procter & Gamble Co.	1,274,151	116,036,932
Spectrum Brands Holdings, Inc.	46,920	6,367,982
		141,837,911
Personal Products - 0.1%
Coty, Inc. Class A	1,154,140	21,674,749
Estee Lauder Companies, Inc. Class A	151,100	12,518,635
		34,193,384
Tobacco - 0.9%
Altria Group, Inc.	1,371,914	102,783,797
Philip Morris International, Inc.	776,751	84,937,722
Reynolds American, Inc.	252,324	15,535,589
		203,257,108

TOTAL CONSUMER STAPLES		1,579,563,502

ENERGY - 4.9%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	384,800	23,195,744
C&J Energy Services, Inc. (a)	8,100	324,000
Dril-Quip, Inc. (a)	18,400	1,128,840
Frank's International NV (b)	66,455	810,751
Halliburton Co.	116,200	6,212,052
Helmerich & Payne, Inc.	36,600	2,502,342
National Oilwell Varco, Inc.	149,600	6,046,832
Newpark Resources, Inc. (a)	130,100	1,001,770
Noble Corp.	143,800	960,584
Oceaneering International, Inc.	108,700	3,078,384
Odfjell Drilling A/S (a)	95,800	161,124
RigNet, Inc. (a)	19,300	340,645
Rowan Companies PLC (a)	156,000	2,826,720
Schlumberger Ltd.	623,623	50,114,344
TechnipFMC PLC (a)	155,000	5,009,600
Tesco Corp. (a)	26,400	220,440
TETRA Technologies, Inc. (a)	93,400	419,366
Total Energy Services, Inc.	6,200	66,519
Trinidad Drilling Ltd. (a)	162,800	328,493
Weatherford International PLC (a)	58,600	331,676
Xtreme Drilling & Coil Services Corp. (a)	129,500	235,951
		105,316,177
Oil, Gas & Consumable Fuels - 4.5%
Alon U.S.A. Energy, Inc.	19,900	241,984
Anadarko Petroleum Corp.	621,086	40,153,210
Apache Corp.	432,500	22,745,175
ARC Resources Ltd.	9,400	140,130
Cabot Oil & Gas Corp.	332,638	7,284,772
Callon Petroleum Co. (a)	148,000	1,867,760
Carrizo Oil & Gas, Inc. (a)	40,800	1,328,040
Cheniere Energy Partners LP Holdings LLC	51,800	1,260,294
Chesapeake Energy Corp. (a)(b)	23,300	126,985
Chevron Corp.	1,629,656	183,336,300
Cimarex Energy Co.	21,300	2,677,836
Concho Resources, Inc. (a)	203,029	26,891,191
ConocoPhillips Co.	897,960	42,715,957
Continental Resources, Inc. (a)	133,200	6,020,640
Delek U.S. Holdings, Inc.	69,200	1,665,644
Devon Energy Corp.	54,000	2,341,440
Diamondback Energy, Inc. (a)	245,851	24,796,532
Enbridge, Inc.	677,532	28,515,313
Encana Corp.	191,000	2,116,790
Enterprise Products Partners LP	6,400	179,392
EOG Resources, Inc.	988,109	95,836,692
EQT Corp.	352,369	21,103,379
Extraction Oil & Gas, Inc.	69,862	1,236,557
Exxon Mobil Corp.	1,671,308	135,910,767
GasLog Partners LP	18,600	442,680
Gener8 Maritime, Inc. (a)	154,200	752,496
Golar LNG Ltd.	26,700	729,177
Hess Corp.	169,900	8,739,656
HollyFrontier Corp.	112,789	3,302,462
Imperial Oil Ltd.	392,500	12,260,823
Jones Energy, Inc. (a)	4,100	13,120
Keyera Corp.	43,000	1,266,172
Kinder Morgan, Inc.	1,131,900	24,120,789
Magellan Midstream Partners LP	116,971	9,066,422
Marathon Oil Corp.	150,300	2,404,800
Marathon Petroleum Corp.	484,300	24,021,280
Noble Energy, Inc.	230,443	8,390,430
Noble Midstream Partners LP	19,300	937,980
Oasis Petroleum, Inc. (a)	40,300	570,648
Occidental Petroleum Corp.	1,066,107	69,883,314
Parsley Energy, Inc. Class A (a)	81,100	2,464,629
PBF Energy, Inc. Class A	82,500	2,020,425
PDC Energy, Inc. (a)	40,800	2,757,672
Phillips 66 Co.	138,400	10,821,496
Pioneer Natural Resources Co.	254,831	47,390,921
Plains All American Pipeline LP	56,700	1,818,936
QEP Resources, Inc. (a)	59,800	822,848
Range Resources Corp.	9,700	267,914
Resolute Energy Corp. (a)(b)	12,800	595,840
Rice Energy, Inc. (a)	156,300	2,914,995
Rice Midstream Partners LP	50,500	1,242,805
Ring Energy, Inc. (a)	52,700	651,372
Royal Dutch Shell PLC Class B sponsored ADR	128,700	7,078,500
RSP Permian, Inc. (a)	65,400	2,582,646
Sanchez Energy Corp. (a)	61,000	701,500
Seven Generations Energy Ltd. (a)	78,000	1,445,249
SM Energy Co.	73,100	1,801,915
Southwestern Energy Co. (a)	330,900	2,485,059
Suncor Energy, Inc.	1,279,227	39,825,355
Targa Resources Corp.	14,400	813,600
Teekay LNG Partners LP	10,900	203,830
Tesoro Corp.	56,800	4,838,792
The Williams Companies, Inc.	2,024,436	57,372,516
Total SA sponsored ADR	230,500	11,518,085
TransCanada Corp.	432,387	19,877,692
Valero Energy Corp.	408,800	27,777,960
Viper Energy Partners LP	30,000	534,000
Western Refining, Inc.	18,200	664,664
Whiting Petroleum Corp. (a)	113,700	1,233,645
World Fuel Services Corp.	13,900	502,763
WPX Energy, Inc. (a)	85,800	1,106,820
		1,073,529,473

TOTAL ENERGY		1,178,845,650

FINANCIALS - 12.9%
Banks - 7.1%
Bank of America Corp. (c)	10,926,486	269,665,674
BB&T Corp.	97,300	4,691,806
BOK Financial Corp.	7,500	618,450
CIT Group, Inc.	109,900	4,714,710
Citigroup, Inc. (c)	5,303,323	317,191,749
Citizens Financial Group, Inc.	459,100	17,156,567
Comerica, Inc.	19,500	1,389,960
Commerce Bancshares, Inc.	11,384	671,884
Cullen/Frost Bankers, Inc.	6,800	628,796
East West Bancorp, Inc.	157,549	8,526,552
Fifth Third Bancorp	1,180,600	32,395,664
First Republic Bank	150,702	14,140,369
Huntington Bancshares, Inc.	1,363,600	19,281,304
Investors Bancorp, Inc.	35,800	523,754
JPMorgan Chase & Co. (c)	4,171,603	378,030,664
KeyCorp	1,947,376	36,552,248
M&T Bank Corp.	28,000	4,675,160
PacWest Bancorp	14,000	771,400
Peoples United Financial, Inc.	27,600	529,920
PNC Financial Services Group, Inc.	454,074	57,771,835
Prosperity Bancshares, Inc.	8,000	596,320
Regions Financial Corp.	806,600	12,316,782
SunTrust Banks, Inc.	369,480	21,980,365
SVB Financial Group (a)	57,788	11,031,151
Synovus Financial Corp.	63,600	2,685,192
U.S. Bancorp	3,834,502	210,897,610
Wells Fargo & Co.	4,714,271	272,862,005
Zions Bancorporation	3,270	146,823
		1,702,444,714
Capital Markets - 2.4%
Ameriprise Financial, Inc.	215,869	28,386,774
Bank of New York Mellon Corp.	718,496	33,869,901
BlackRock, Inc. Class A	66,000	25,572,360
CBOE Holdings, Inc.	32,300	2,521,015
Charles Schwab Corp.	1,271,217	51,369,879
CME Group, Inc.	252,012	30,609,378
E*TRADE Financial Corp. (a)	188,700	6,512,037
Eaton Vance Corp. (non-vtg.)	12,700	592,201
Franklin Resources, Inc.	65,100	2,801,904
Goldman Sachs Group, Inc.	655,592	162,626,152
IntercontinentalExchange, Inc.	782,792	44,720,907
Invesco Ltd.	45,800	1,474,302
Legg Mason, Inc.	156,200	5,891,864
Morgan Stanley	2,198,079	100,386,268
Northern Trust Corp.	121,500	10,613,025
Oaktree Capital Group LLC Class A	38,000	1,698,600
Raymond James Financial, Inc.	16,000	1,256,960
S&P Global, Inc.	98,351	12,733,504
State Street Corp.	633,857	50,524,741
TD Ameritrade Holding Corp.	268,000	10,478,800
The NASDAQ OMX Group, Inc.	17,200	1,223,092
		585,863,664
Consumer Finance - 0.8%
Ally Financial, Inc.	53,800	1,209,962
American Express Co.	226,790	18,156,807
Capital One Financial Corp.	772,900	72,544,394
Credit Acceptance Corp. (a)	800	160,368
Discover Financial Services	687,434	48,904,055
Navient Corp.	106,900	1,647,329
Nelnet, Inc. Class A	32,500	1,455,675
OneMain Holdings, Inc. (a)	166,500	4,665,330
Santander Consumer U.S.A. Holdings, Inc. (a)	41,300	610,414
SLM Corp.	30,100	360,899
Synchrony Financial	983,566	35,644,432
		185,359,665
Diversified Financial Services - 0.6%
Bats Global Markets, Inc.	25,600	899,328
Berkshire Hathaway, Inc. Class B (a)	827,544	141,857,592
Bioverativ, Inc. (a)	150	7,812
Donnelley Financial Solutions, Inc. (a)	14,212	328,439
GDS Holdings Ltd. ADR	103,900	807,303
Leucadia National Corp.	41,500	1,104,730
On Deck Capital, Inc. (a)	73,100	390,354
Voya Financial, Inc.	215,033	8,865,811
		154,261,369
Insurance - 1.9%
AFLAC, Inc.	102,100	7,386,935
Alleghany Corp. (a)	1,800	1,162,440
Allstate Corp.	136,800	11,239,488
American Financial Group, Inc.	62,300	5,859,938
American International Group, Inc.	1,044,200	66,745,264
Arch Capital Group Ltd. (a)	13,900	1,314,523
Arthur J. Gallagher & Co.	185,752	10,578,576
Assurant, Inc.	51,400	5,088,600
Assured Guaranty Ltd.	6,100	250,771
Axis Capital Holdings Ltd.	49,600	3,437,280
Chubb Ltd.	387,731	53,572,792
Cincinnati Financial Corp.	18,000	1,313,280
CNA Financial Corp.	323,600	13,875,968
Everest Re Group Ltd.	39,726	9,341,172
FNF Group	149,500	5,730,335
Genworth Financial, Inc. Class A (a)	116,700	477,303
Hanover Insurance Group, Inc.	41,900	3,771,838
Hartford Financial Services Group, Inc.	190,100	9,293,989
Lincoln National Corp.	146,200	10,257,392
Loews Corp.	201,290	9,456,604
Markel Corp. (a)	1,600	1,567,568
Marsh & McLennan Companies, Inc.	651,115	47,843,930
MetLife, Inc.	965,634	50,637,847
Old Republic International Corp.	13,400	277,514
Principal Financial Group, Inc.	33,100	2,070,074
Progressive Corp.	349,410	13,689,884
Prudential Financial, Inc.	140,000	15,475,600
Reinsurance Group of America, Inc.	40,800	5,306,448
RenaissanceRe Holdings Ltd.	4,700	693,908
The Travelers Companies, Inc.	241,400	29,508,736
Torchmark Corp.	36,900	2,860,857
Unum Group	231,975	11,327,339
Validus Holdings Ltd.	9,100	524,706
W.R. Berkley Corp.	14,000	994,280
Willis Group Holdings PLC	159,171	20,442,332
XL Group Ltd.	580,490	23,504,040
		456,879,551
Mortgage Real Estate Investment Trusts - 0.1%
Altisource Residential Corp. Class B	305,300	4,097,126
Annaly Capital Management, Inc.	533,700	5,924,070
		10,021,196
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	198,900	3,701,529

TOTAL FINANCIALS		3,098,531,688

HEALTH CARE - 11.0%
Biotechnology - 1.9%
AbbVie, Inc.	472,250	29,203,940
Ablynx NV (a)	100,000	1,245,325
AC Immune SA (b)	28,000	348,320
Acorda Therapeutics, Inc. (a)	70,300	1,859,435
Advanced Accelerator Applications SA sponsored ADR (a)	23,500	891,590
Advaxis, Inc. (a)	72,000	632,880
Alexion Pharmaceuticals, Inc. (a)	407,542	53,489,888
Alnylam Pharmaceuticals, Inc. (a)	27,600	1,425,264
Amgen, Inc.	637,404	112,520,928
Amicus Therapeutics, Inc. (a)	170,000	1,103,300
Array BioPharma, Inc. (a)	88,000	1,012,000
Ascendis Pharma A/S sponsored ADR (a)	40,000	1,182,800
BeiGene Ltd. ADR	21,000	818,370
Biogen, Inc. (a)	204,786	59,101,240
BioMarin Pharmaceutical, Inc. (a)	87,126	8,183,745
bluebird bio, Inc. (a)	14,100	1,235,865
Blueprint Medicines Corp. (a)	28,000	985,040
Celgene Corp. (a)	394,040	48,667,880
Cellectis SA sponsored ADR (a)	31,000	691,610
China Biologic Products, Inc. (a)	11,000	1,080,200
Cytokinetics, Inc. (a)	72,200	765,320
CytomX Therapeutics, Inc. (a)	19,600	245,000
Five Prime Therapeutics, Inc. (a)	15,000	688,050
Galapagos Genomics NV sponsored ADR (a)	19,100	1,347,505
Gilead Sciences, Inc.	391,788	27,613,218
Heron Therapeutics, Inc. (a)	28,300	404,690
Incyte Corp. (a)	68,600	9,130,660
Insmed, Inc. (a)	110,000	1,752,300
Intercept Pharmaceuticals, Inc. (a)	28,800	3,674,592
Loxo Oncology, Inc. (a)	19,200	853,248
Neurocrine Biosciences, Inc. (a)	35,400	1,563,264
Prothena Corp. PLC (a)	17,400	1,020,510
Puma Biotechnology, Inc. (a)	38,000	1,394,600
Regeneron Pharmaceuticals, Inc. (a)	34,100	12,736,350
Shire PLC sponsored ADR	70,401	12,721,461
Spark Therapeutics, Inc. (a)	22,700	1,447,806
TESARO, Inc. (a)	17,000	3,202,290
Ultragenyx Pharmaceutical, Inc. (a)	28,800	2,450,304
United Therapeutics Corp. (a)	31,300	4,623,636
Vertex Pharmaceuticals, Inc. (a)	528,752	47,915,506
Xencor, Inc. (a)	40,000	994,000
		462,223,930
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	1,026,624	46,280,210
Alere, Inc. (a)	165,464	6,337,271
Atricure, Inc. (a)	80,000	1,460,000
Becton, Dickinson & Co.	126,600	23,174,130
Boston Scientific Corp. (a)	2,430,036	59,657,384
C.R. Bard, Inc.	107,254	26,302,971
Danaher Corp.	1,421,653	121,622,414
Dentsply Sirona, Inc.	155,000	9,845,600
DexCom, Inc. (a)	44,000	3,439,040
Edwards Lifesciences Corp. (a)	4,235	398,259
Genmark Diagnostics, Inc. (a)	119,700	1,355,004
Hologic, Inc. (a)	88,800	3,603,504
Insulet Corp. (a)	69,800	3,040,488
Integra LifeSciences Holdings Corp. (a)	50,000	2,137,000
Intuitive Surgical, Inc. (a)	42,300	31,175,100
Medtronic PLC	791,039	64,002,965
NxStage Medical, Inc. (a)	35,000	999,600
Penumbra, Inc. (a)	38,000	2,918,400
Stryker Corp.	212,620	27,334,427
The Cooper Companies, Inc.	24,960	4,970,534
The Spectranetics Corp. (a)	70,800	1,970,010
Wright Medical Group NV (a)	128,000	3,568,640
Zimmer Biomet Holdings, Inc.	355,536	41,626,155
		487,219,106
Health Care Providers & Services - 2.0%
Aetna, Inc.	646,123	83,194,797
American Renal Associates Holdings, Inc.	47,100	1,064,460
Anthem, Inc.	303,000	49,940,460
Cardinal Health, Inc.	67,200	5,468,064
Centene Corp. (a)	142,800	10,067,400
Cigna Corp.	263,700	39,264,930
EBOS Group Ltd.	145,199	1,934,857
Envision Healthcare Corp. (a)	50,100	3,507,000
Express Scripts Holding Co. (a)	330,361	23,340,005
HCA Holdings, Inc. (a)	224,000	19,541,760
Humana, Inc.	228,946	48,364,843
Laboratory Corp. of America Holdings (a)	2,500	355,650
McKesson Corp.	92,274	13,853,096
MEDNAX, Inc. (a)	4,400	313,236
Premier, Inc. (a)	45,000	1,414,350
Quest Diagnostics, Inc.	56,600	5,515,104
Teladoc, Inc. (a)(b)	90,000	1,984,500
United Drug PLC (United Kingdom)	140,000	1,197,793
UnitedHealth Group, Inc.	905,771	149,796,408
Universal Health Services, Inc. Class B	88,500	11,115,600
		471,234,313
Health Care Technology - 0.1%
athenahealth, Inc. (a)	49,200	5,802,156
Castlight Health, Inc. Class B (a)	260,104	923,369
Cerner Corp. (a)	71,690	3,945,818
HealthStream, Inc. (a)	65,600	1,605,232
Medidata Solutions, Inc. (a)	45,000	2,516,400
		14,792,975
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	589,462	30,239,401
Illumina, Inc. (a)	53,669	8,984,191
Thermo Fisher Scientific, Inc.	120,669	19,027,088
		58,250,680
Pharmaceuticals - 4.8%
Aclaris Therapeutics, Inc. (a)	40,000	1,249,200
Akorn, Inc. (a)	40,000	832,400
Allergan PLC	383,859	93,976,360
AstraZeneca PLC sponsored ADR	97,600	2,855,776
Bayer AG	8,200	902,557
Bristol-Myers Squibb Co.	1,275,389	72,327,310
Catalent, Inc. (a)	100,000	2,870,000
Dechra Pharmaceuticals PLC	90,000	1,797,992
Eisai Co. Ltd.	35,000	1,963,016
Eli Lilly & Co.	1,521,816	126,021,583
GlaxoSmithKline PLC	200,000	4,092,584
GlaxoSmithKline PLC sponsored ADR	659,700	27,364,356
Jazz Pharmaceuticals PLC (a)	17,000	2,254,540
Johnson & Johnson	2,784,800	340,330,408
Mallinckrodt PLC (a)	271,100	14,211,062
Merck & Co., Inc.	1,576,977	103,875,475
Mylan N.V. (a)	201,946	8,451,440
Novartis AG sponsored ADR	40,471	3,163,618
Pfizer, Inc.	5,497,888	187,587,939
Sanofi SA	62,359	5,378,967
Teva Pharmaceutical Industries Ltd. sponsored ADR	376,103	13,171,127
The Medicines Company (a)	38,000	1,991,960
TherapeuticsMD, Inc. (a)	272,400	1,710,672
Theravance Biopharma, Inc. (a)	60,000	1,837,200
Valeant Pharmaceuticals International, Inc. (Canada) (a)	150,670	2,166,635
Zoetis, Inc. Class A	2,338,465	124,663,569
		1,147,047,746

TOTAL HEALTH CARE		2,640,768,750

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.9%
General Dynamics Corp.	144,395	27,407,615
Hexcel Corp.	10,300	566,294
L3 Technologies, Inc.	71,836	12,091,436
Lockheed Martin Corp.	121,723	32,448,917
Moog, Inc. Class A (a)	41,400	2,797,812
Northrop Grumman Corp.	669,228	165,359,547
Raytheon Co.	22,600	3,483,790
Rockwell Collins, Inc.	136,900	13,086,271
Spirit AeroSystems Holdings, Inc. Class A	19,000	1,170,590
Textron, Inc.	375,500	17,761,150
The Boeing Co. (c)	622,688	112,227,058
Triumph Group, Inc.	61,300	1,704,140
United Technologies Corp.	569,832	64,134,592
		454,239,212
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	125,600	10,094,472
FedEx Corp.	341,600	65,921,968
United Parcel Service, Inc. Class B	222,108	23,490,142
		99,506,582
Airlines - 0.8%
Alaska Air Group, Inc.	324,000	31,693,680
American Airlines Group, Inc.	493,710	22,888,396
Delta Air Lines, Inc.	1,522,729	76,029,859
JetBlue Airways Corp. (a)	5,800	115,768
Southwest Airlines Co.	70,800	4,092,240
United Continental Holdings, Inc. (a)	660,289	48,920,812
		183,740,755
Building Products - 0.3%
Allegion PLC	356,538	25,881,093
Fortune Brands Home & Security, Inc.	266,800	15,429,044
Johnson Controls International PLC	576,801	24,191,034
Masco Corp.	559,301	18,893,188
Owens Corning	19,900	1,163,951
USG Corp. (a)	16,800	566,664
		86,124,974
Commercial Services & Supplies - 0.2%
Deluxe Corp.	57,000	4,194,630
Herman Miller, Inc.	82,600	2,461,480
LSC Communications, Inc.	14,212	403,905
Nissha Printing Co. Ltd. (b)	74,000	2,104,500
R.R. Donnelley & Sons Co.	37,900	635,583
Republic Services, Inc.	32,321	2,002,286
Stericycle, Inc. (a)	142,700	11,826,976
Waste Connection, Inc.:
(Canada)	74,990	6,535,230
(United States)	166,289	14,531,996
		44,696,586
Construction & Engineering - 0.0%
Fluor Corp.	16,000	886,240
Jacobs Engineering Group, Inc.	13,900	784,099
Quanta Services, Inc. (a)	6,800	253,776
Tutor Perini Corp. (a)	51,700	1,574,265
		3,498,380
Electrical Equipment - 0.7%
ABB Ltd. sponsored ADR	171,559	3,868,655
Acuity Brands, Inc.	42,300	8,937,990
Eaton Corp. PLC	322,946	23,245,653
Emerson Electric Co.	221,929	13,337,933
Fortive Corp.	2,055,565	118,503,322
Hubbell, Inc. Class B	6,000	711,720
Rockwell Automation, Inc.	30,662	4,633,028
Sensata Technologies Holding BV (a)	152,500	6,260,125
		179,498,426
Industrial Conglomerates - 1.9%
Carlisle Companies, Inc.	7,300	754,090
General Electric Co.	6,489,070	193,439,177
Honeywell International, Inc.	1,848,322	230,116,089
Roper Technologies, Inc.	133,400	27,907,280
		452,216,636
Machinery - 0.9%
AGCO Corp.	41,700	2,540,364
Caterpillar, Inc.	7,000	676,620
Cummins, Inc.	118,300	17,566,367
Deere & Co. (c)	110,790	12,130,397
Fanuc Corp.	22,521	4,423,012
Flowserve Corp.	447,500	20,786,375
IDEX Corp.	119,600	11,025,924
Illinois Tool Works, Inc.	134,505	17,756,005
Ingersoll-Rand PLC	359,800	28,553,728
Meritor, Inc. (a)	178,700	2,921,745
Oshkosh Corp.	2,405	163,275
PACCAR, Inc.	362,938	24,247,888
Pentair PLC	137,500	7,983,250
SMC Corp.	17,654	5,004,939
Snap-On, Inc.	55,851	9,476,239
Stanley Black & Decker, Inc.	319,920	40,677,828
Timken Co.	56,000	2,475,200
Trinity Industries, Inc.	129,100	3,465,044
WABCO Holdings, Inc. (a)	110,900	12,451,852
		224,326,052
Professional Services - 0.2%
Equifax, Inc.	25,056	3,285,092
Manpower, Inc.	7,800	756,912
Nielsen Holdings PLC	154,626	6,859,209
Robert Half International, Inc.	520,579	25,112,731
WageWorks, Inc. (a)	35,000	2,695,000
		38,708,944
Road & Rail - 1.2%
AMERCO	2,100	811,230
Canadian National Railway Co.	78,690	5,471,923
Canadian Pacific Railway Ltd.	147,140	21,650,030
CSX Corp. (c)	1,023,065	49,680,036
Norfolk Southern Corp. (c)	954,480	115,520,714
Ryder System, Inc.	55,700	4,241,555
Union Pacific Corp.	865,428	93,414,298
		290,789,786
Trading Companies & Distributors - 0.0%
Aircastle Ltd.	98,900	2,376,567
HD Supply Holdings, Inc. (a)	6,610	284,230
United Rentals, Inc. (a)	9,500	1,216,285
		3,877,082

TOTAL INDUSTRIALS		2,061,223,415

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	21,500	2,558,285
Cisco Systems, Inc.	5,451,318	186,326,049
Harris Corp.	189,900	20,870,010
Juniper Networks, Inc.	173,900	4,869,200
Motorola Solutions, Inc.	19,000	1,500,430
		216,123,974
Electronic Equipment & Components - 1.0%
Alps Electric Co. Ltd.	170,100	5,064,618
Amphenol Corp. Class A	1,424,503	98,589,853
Arrow Electronics, Inc. (a)	53,000	3,826,600
Avnet, Inc.	22,500	1,036,800
CDW Corp.	18,500	1,089,650
Chroma ATE, Inc.	1,232,600	3,766,423
Cognex Corp.	106,343	8,168,206
Corning, Inc.	417,600	11,529,936
Dell Technologies, Inc. (a)	195,109	12,387,470
Flextronics International Ltd. (a)	244,200	4,026,858
Hexagon AB (B Shares)	61,500	2,484,091
Hollysys Automation Technologies Ltd.	249,378	4,354,140
Jabil Circuit, Inc.	155,900	3,977,009
Keyence Corp.	11,415	4,415,825
Keysight Technologies, Inc. (a)	98,600	3,707,360
Largan Precision Co. Ltd.	34,800	5,169,495
TE Connectivity Ltd.	532,024	39,619,827
Tech Data Corp. (a)	39,700	3,453,900
Topcon Corp.	255,400	4,473,961
Trimble, Inc. (a)	429,600	13,330,488
Vishay Intertechnology, Inc.	143,700	2,277,645
		236,750,155
Internet Software & Services - 3.6%
58.com, Inc. ADR (a)	127,000	4,648,200
Alphabet, Inc.:
Class A (a)	145,638	123,053,915
Class C (a)	498,508	410,376,771
Benefitfocus, Inc. (a)	50,000	1,327,500
CoStar Group, Inc. (a)	35,800	7,273,844
DeNA Co. Ltd.	73,500	1,653,251
eBay, Inc. (a)	1,488,995	50,476,931
Envestnet, Inc. (a)	100	3,865
Facebook, Inc. Class A (a)(c)	1,659,385	224,913,043
LogMeIn, Inc.	31,800	2,917,650
NetEase, Inc. ADR	24,100	7,351,946
New Relic, Inc. (a)	38,600	1,357,948
Shopify, Inc. Class A (a)	9,900	586,179
SMS Co., Ltd.	135,300	2,995,159
Tencent Holdings Ltd.	46,600	1,236,623
Velti PLC (a)(d)	147,198	252
VeriSign, Inc. (a)	122,022	10,063,154
Yahoo!, Inc. (a)	315,800	14,419,428
		864,655,659
IT Services - 1.9%
Accenture PLC Class A	337,189	41,305,653
Amdocs Ltd.	171,309	10,389,891
Automatic Data Processing, Inc.	44,400	4,556,328
Cognizant Technology Solutions Corp. Class A (a)	385,408	22,843,132
Conduent, Inc. (a)	155,572	2,503,153
Fidelity National Information Services, Inc.	475,005	39,078,661
Fiserv, Inc. (a)	38,895	4,488,483
Global Payments, Inc.	57,255	4,562,651
IBM Corp.	160,000	28,771,200
MasterCard, Inc. Class A (c)	570,280	62,993,129
PayPal Holdings, Inc. (a)	1,605,998	67,451,916
Paysafe Group PLC (a)	456,400	2,395,550
The Western Union Co.	208,800	4,100,832
Vantiv, Inc. (a)	5,987	391,430
Visa, Inc. Class A	1,895,242	166,667,581
WEX, Inc. (a)	67,473	7,505,022
		470,004,612
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Semiconductor Engineering, Inc. sponsored ADR	383,200	2,368,176
ams AG	95,600	4,416,628
Analog Devices, Inc.	1,567,181	128,399,139
Applied Materials, Inc.	531,630	19,255,639
ASML Holding NV	71,100	8,652,159
Broadcom Ltd.	628,730	132,618,019
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	54,500	850,745
Cirrus Logic, Inc. (a)	4,300	232,544
Dialog Semiconductor PLC (a)	80,500	4,242,338
Himax Technologies, Inc. sponsored ADR (b)	233,900	1,585,842
Intel Corp.	2,890,716	104,643,919
KLA-Tencor Corp.	172,819	15,574,448
Lam Research Corp.	152,100	18,029,934
Marvell Technology Group Ltd.	360,000	5,616,000
Maxim Integrated Products, Inc.	77,030	3,412,429
Mellanox Technologies Ltd. (a)	103,700	5,019,080
Microchip Technology, Inc.	219,600	15,925,392
Micron Technology, Inc. (a)	682,000	15,986,080
Microsemi Corp. (a)	400	20,728
Monolithic Power Systems, Inc.	28,000	2,463,160
NVIDIA Corp.	122,144	12,395,173
NXP Semiconductors NV (a)	60,750	6,245,708
ON Semiconductor Corp. (a)	448,655	6,788,150
Qorvo, Inc. (a)	14,600	965,060
Qualcomm, Inc.	1,252,800	70,758,144
Rubicon Technology, Inc. (a)(b)	134,400	75,264
Semtech Corp. (a)	97,200	3,251,340
Silicon Laboratories, Inc. (a)	9,200	621,000
Skyworks Solutions, Inc.	21,300	2,019,453
Sumco Corp.	756,100	11,118,227
Texas Instruments, Inc.	1,155,302	88,519,239
Xilinx, Inc.	385,647	22,683,757
		714,752,914
Software - 3.1%
Activision Blizzard, Inc.	127,900	5,772,127
Adobe Systems, Inc. (a)	444,040	52,547,694
Autodesk, Inc. (a)	211,000	18,209,300
CA Technologies, Inc.	47,500	1,532,825
Capcom Co. Ltd.	22,600	459,664
Electronic Arts, Inc. (a)	225,780	19,529,970
Intuit, Inc.	152,225	19,095,104
Microsoft Corp.	6,887,044	440,633,075
Mobileye NV (a)	78,900	3,591,528
Nintendo Co. Ltd.	18,000	3,759,763
Nintendo Co. Ltd. ADR	91,600	2,391,218
Oracle Corp.	1,388,783	59,148,268
Paycom Software, Inc. (a)	150	8,075
Paylocity Holding Corp. (a)	25,600	902,656
Red Hat, Inc. (a)	548,855	45,450,683
Salesforce.com, Inc. (a)	397,423	32,330,361
Square Enix Holdings Co. Ltd.	106,100	3,225,168
Synopsys, Inc. (a)	5,000	357,200
Take-Two Interactive Software, Inc. (a)	423,005	24,102,825
Workday, Inc. Class A (a)	115,660	9,591,684
Zendesk, Inc. (a)	87,300	2,377,179
		745,016,367
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc. (c)	4,310,879	590,547,314
Hewlett Packard Enterprise Co.	300,900	6,866,538
HP, Inc.	587,400	10,203,138
NCR Corp. (a)	118,000	5,672,260
NetApp, Inc.	58,400	2,442,872
Samsung Electronics Co. Ltd.	798	1,352,042
Seagate Technology LLC	117,100	5,643,049
Western Digital Corp.	185,857	14,288,686
Xerox Corp.	416,600	3,099,504
		640,115,403

TOTAL INFORMATION TECHNOLOGY		3,887,419,084

MATERIALS - 2.9%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	317,979	44,666,510
Albemarle Corp. U.S.	36,200	3,674,662
Ashland Global Holdings, Inc.	137,800	16,626,948
Cabot Corp.	50,500	2,927,990
Celanese Corp. Class A	61,900	5,519,623
CF Industries Holdings, Inc.	273,900	8,605,938
E.I. du Pont de Nemours & Co.	909,093	71,400,164
Eastman Chemical Co.	377,409	30,287,072
Ecolab, Inc.	54,200	6,719,174
Huntsman Corp.	210,300	4,752,780
LyondellBasell Industries NV Class A	377,200	34,415,728
Monsanto Co.	811,356	92,356,653
Potash Corp. of Saskatchewan, Inc.	1,441,762	25,009,936
PPG Industries, Inc.	83,964	8,600,433
Praxair, Inc.	1,054,600	125,191,566
RPM International, Inc.	182,100	9,704,109
Sherwin-Williams Co.	19,700	6,078,238
Stepan Co.	46,100	3,485,621
The Dow Chemical Co.	569,296	35,444,369
The Mosaic Co.	321,129	10,016,014
Westlake Chemical Corp.	14,800	938,764
		546,422,292
Construction Materials - 0.2%
Eagle Materials, Inc.	73,600	7,633,056
Martin Marietta Materials, Inc.	76,100	16,433,795
Vulcan Materials Co.	150,959	18,207,165
		42,274,016
Containers & Packaging - 0.4%
Avery Dennison Corp.	10,100	815,171
Ball Corp.	251,000	18,456,030
Berry Plastics Group, Inc. (a)	499,507	25,140,187
Crown Holdings, Inc. (a)	216,461	11,600,145
Graphic Packaging Holding Co.	34,700	463,245
International Paper Co.	247,200	13,027,440
Owens-Illinois, Inc. (a)	8,100	160,380
Packaging Corp. of America	78,400	7,246,512
Sonoco Products Co.	11,500	613,180
WestRock Co.	277,129	14,887,370
		92,409,660
Metals & Mining - 0.1%
Franco-Nevada Corp.	47,100	3,035,861
Hi-Crush Partners LP (a)	50,500	868,600
Newmont Mining Corp.	60,855	2,083,675
Nucor Corp.	249,800	15,629,986
Reliance Steel & Aluminum Co.	25,200	2,133,180
Steel Dynamics, Inc.	39,710	1,453,386
		25,204,688
Paper & Forest Products - 0.0%
Domtar Corp.	58,900	2,243,501
Schweitzer-Mauduit International, Inc.	75,400	3,093,662
		5,337,163

TOTAL MATERIALS		711,647,819

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	344,000	39,487,760
AvalonBay Communities, Inc.	158,808	29,185,734
Boston Properties, Inc.	41,100	5,714,133
Colony NorthStar, Inc.	201,542	2,958,637
CoreSite Realty Corp.	14,300	1,288,001
Corrections Corp. of America	67,000	2,257,900
Cousins Properties, Inc.	278,400	2,380,320
Crown Castle International Corp.	935,786	87,524,065
Duke Realty LP	65,300	1,674,292
Equinix, Inc.	39,700	14,929,979
Equity Residential (SBI)	229,800	14,493,486
Extra Space Storage, Inc.	72,300	5,725,437
FelCor Lodging Trust, Inc.	60,200	436,450
Gaming & Leisure Properties	18,700	598,400
General Growth Properties, Inc.	396,200	9,849,532
Hospitality Properties Trust (SBI)	149,200	4,741,576
Iron Mountain, Inc.	103,471	3,761,171
Kimco Realty Corp.	484,534	11,749,950
Mack-Cali Realty Corp.	191,500	5,582,225
Medical Properties Trust, Inc.	110,600	1,484,252
Mid-America Apartment Communities, Inc.	52,660	5,409,762
Omega Healthcare Investors, Inc.	26,800	874,752
Outfront Media, Inc.	166,500	4,320,675
Parkway, Inc.	41,487	870,397
Piedmont Office Realty Trust, Inc. Class A	128,500	2,947,790
Public Storage	10,700	2,433,822
Regency Centers Corp.	97,900	6,887,265
Simon Property Group, Inc.	82,036	15,127,438
SL Green Realty Corp.	87,500	9,859,500
Store Capital Corp.	264,700	6,593,677
Sun Communities, Inc.	21,700	1,797,411
The GEO Group, Inc.	14,000	666,540
VEREIT, Inc.	1,378,800	12,505,716
Vornado Realty Trust	92,200	10,130,014
Weyerhaeuser Co.	176,821	5,962,404
		332,210,463
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	69,400	2,472,028

TOTAL REAL ESTATE		334,682,491

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	2,494,452	104,243,149
CenturyLink, Inc.	119,900	2,908,774
Cogent Communications Group, Inc.	36,200	1,500,490
Level 3 Communications, Inc. (a)	100,100	5,730,725
SBA Communications Corp. Class A (a)	46,600	5,394,882
Verizon Communications, Inc.	3,157,157	156,689,702
Zayo Group Holdings, Inc. (a)	116,300	3,665,776
		280,133,498
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	586,401	36,667,655
Telephone & Data Systems, Inc.	49,900	1,348,797
		38,016,452

TOTAL TELECOMMUNICATION SERVICES		318,149,950

UTILITIES - 2.7%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	55,700	3,730,229
Duke Energy Corp.	72,900	6,017,895
Edison International	472,849	37,704,979
Entergy Corp.	150,400	11,529,664
Eversource Energy	125,100	7,338,366
Exelon Corp.	1,204,100	44,202,511
FirstEnergy Corp.	292,400	9,482,532
Fortis, Inc.	811,583	25,792,108
Fortis, Inc.	732,410	23,231,767
Great Plains Energy, Inc.	149,400	4,341,564
NextEra Energy, Inc.	1,257,483	164,730,273
OGE Energy Corp.	56,600	2,084,578
PG&E Corp.	1,099,138	73,367,462
Pinnacle West Capital Corp.	12,800	1,052,032
PNM Resources, Inc.	47,900	1,738,770
PPL Corp.	1,826,500	67,361,320
Southern Co.	444,300	22,579,326
Xcel Energy, Inc.	310,483	13,571,212
		519,856,588
Gas Utilities - 0.0%
Atmos Energy Corp.	56,400	4,415,556
Indraprastha Gas Ltd.	30,805	481,592
South Jersey Industries, Inc.	23,200	812,464
		5,709,612
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	56,200	451,848
NextEra Energy Partners LP	73,900	2,274,642
NRG Energy, Inc.	535,700	8,871,192
NRG Yield, Inc. Class C	47,900	833,460
Pattern Energy Group, Inc.	47,000	977,130
The AES Corp.	323,200	3,723,264
		17,131,536
Multi-Utilities - 0.4%
Ameren Corp.	204,151	11,165,018
Avangrid, Inc.	96,700	4,227,724
Black Hills Corp.	18,000	1,167,840
CenterPoint Energy, Inc.	74,200	2,027,144
CMS Energy Corp.	224,289	9,985,346
Dominion Resources, Inc.	76,500	5,939,460
DTE Energy Co.	185,500	18,805,990
National Grid PLC	635,630	7,721,866
NiSource, Inc.	327,930	7,840,806
Public Service Enterprise Group, Inc.	315,200	14,492,896
SCANA Corp.	56,000	3,883,600
Sempra Energy	95,500	10,532,695
		97,790,385

TOTAL UTILITIES		640,488,121

TOTAL COMMON STOCKS
(Cost $14,115,973,977)		18,687,074,556

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(d)
(Cost $1,468,003)	32,084	1,042,043

Equity Funds - 20.2%
Large Blend Funds - 19.4%
BBH Core Select Fund Class N	13,836,148	296,370,281
Fidelity SAI U.S. Large Cap Index Fund (e)	15,679,833	197,879,489
Fidelity SAI U.S. Quality Index Fund (e)	129,489,644	1,511,144,150
JPMorgan U.S. Large Cap Core Plus Fund Select Class (f)	80,503,383	2,412,686,402
PIMCO StocksPLUS Absolute Return Fund Institutional Class	24,623,513	269,381,231

TOTAL LARGE BLEND FUNDS		4,687,461,553

Large Growth Funds - 0.4%
Fidelity Growth Company Fund (e)	605,083	89,461,555
Sector Funds - 0.4%
iShares NASDAQ Biotechnology Index ETF	310,259	92,218,283
TOTAL EQUITY FUNDS
(Cost $3,645,653,199)		4,869,141,391

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.61% 3/16/17 to 7/20/17 (g)
(Cost $7,338,372)	7,345,000	7,337,957

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.60% (h)	78,559,320	78,575,032
Fidelity Securities Lending Cash Central Fund 0.62% (h)(i)	4,544,408	4,545,317
Invesco Government & Agency Portfolio Institutional Class 0.29% (j)	397,463,091	397,463,091
TOTAL MONEY MARKET FUNDS
(Cost $480,581,860)		480,583,440
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $18,251,015,411)		24,045,179,387
NET OTHER ASSETS (LIABILITIES) - 0.2%		45,095,838
NET ASSETS - 100%		$24,090,275,225

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apple, Inc.	3/17/17 - $125.00	574	$79,325	$(697,407)
Apple, Inc.	4/21/17 - $130.00	607	60,755	(500,775)
Bank of America Corp.	4/21/17 - $26.00	3,012	72,286	(132,528)
Bank of America Corp.	4/21/17 - $27.00	1,445	28,899	(32,513)
Citigroup, Inc.	4/21/17 - $65.00	497	30,813	(23,111)
Comcast Corp. Class A	4/21/17 - $38.75	1,626	72,358	(63,414)
Costco Wholesale Corp.	4/21/17 - $170.00	68	19,312	(65,450)
CSX Corp.	5/19/17 - $52.50	339	46,875	(48,308)
CSX Corp.	5/19/17 - $55.00	233	19,842	(19,572)
Deere & Co.	3/17/17 - $110.00	714	200,044	(107,457)
Facebook, Inc. Class A	4/21/17 - $145.00	33	3,366	(3,102)
Facebook, Inc. Class A	4/21/17 - $140.00	33	6,603	(7,112)
JPMorgan Chase & Co.	3/17/17 - $95.00	880	14,960	(20,240)
MasterCard, Inc. Class A	4/21/17 - $115.00	171	28,065	(13,595)
Norfolk Southern Corp.	6/16/17 - $130.00	166	51,875	(43,160)
The Boeing Co.	3/17/17 - $170.00	169	16,393	(180,408)
Time Warner, Inc.	4/21/17 - $97.50	712	145,957	(165,540)
Time Warner, Inc.	4/21/17 - $100.00	508	55,879	(50,546)
TOTAL WRITTEN OPTIONS			$953,607	$(2,174,238)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,208 CME E-mini S&P 500 Index Contracts (United States)	March 2017	142,713,120	$6,801,494

The face value of futures purchased as a percentage of Net Assets is 0.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $75,830,081.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,042,295 or 0.0% of net assets.

 (e) Affiliated Fund

 (f) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,756,664.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Velti PLC	4/19/13	$220,797

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$127,813
Fidelity Securities Lending Cash Central Fund	10,706
Total	$138,519

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Investor Class	$202,221,799	$385,510,717	$598,984,958	$1,652,058	$--
Fidelity Advisor Materials Fund Class I	69,252,217	--	8,460,898	--	--
Fidelity Advisor Technology Fund Class I	503,960,572	--	99,284,957	--	--
Fidelity Consumer Discretionary Portfolio	305,992,425	--	47,793,065	--	--
Fidelity Consumer Staples Portfolio	250,289,916	--	40,438,994	--	--
Fidelity Energy Portfolio	$193,820,365	$--	$53,219,330	$--	$--
Fidelity Financial Services Portfolio	387,207,382	--	116,931,534	--	--
Fidelity Growth Company Fund	75,978,346	4,666,882	--	53,173	89,461,555
Fidelity Health Care Portfolio	335,265,266	10,000,000	36,901,014	--	--
Fidelity Industrials Portfolio	248,243,047	--	41,368,626	--	--
Fidelity SAI U.S. Large Cap Index Fund	--	759,645,925	575,465,493	2,090,102	197,879,489
Fidelity SAI U.S. Quality Index Fund	1,069,207,940	452,772,417	189,500,000	20,263,839	1,511,144,150
Fidelity Telecommunications Portfolio	63,255,428	--	9,197,263	--	--
Fidelity Utilities Portfolio	78,030,558	--	9,010,447	--	--
Total	$3,782,725,261	$1,612,595,941	$1,826,556,579	$24,059,172	$1,798,485,194

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,236,796,129	$2,235,754,086	$--	$1,042,043
Consumer Staples	1,579,563,502	1,572,241,830	7,321,672	--
Energy	1,178,521,650	1,178,455,131	66,519	--
Financials	3,098,531,688	3,098,531,688	--	--
Health Care	2,640,768,750	2,630,394,642	10,374,108	--
Industrials	2,061,547,415	2,057,124,403	4,423,012	--
Information Technology	3,887,419,084	3,882,422,446	4,996,638	--
Materials	711,647,819	711,647,819	--	--
Real Estate	334,682,491	334,682,491	--	--
Telecommunication Services	318,149,950	318,149,950	--	--
Utilities	640,488,121	632,766,255	7,721,866	--
Equity Funds	4,869,141,391	4,869,141,391	--	--
Other Short-Term Investments and Net Other Assets	7,337,957	--	7,337,957	--
Money Market Funds	480,583,440	480,583,440	--	--
Total Investments in Securities:	$24,045,179,387	$24,001,895,572	$42,241,772	$1,042,043
Derivative Instruments:
Assets
Futures Contracts	$6,801,494	$6,801,494	$--	$--
Total Assets	$6,801,494	$6,801,494	$--	$--
Liabilities
Written Options	$(2,174,238)	$(2,174,238)	$--	$--
Total Liabilities	$(2,174,238)	$(2,174,238)	$--	$--
Total Derivative Instruments:	$4,627,256	$4,627,256	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $18,369,873,453. Net unrealized appreciation aggregated $5,675,305,934, of which $5,846,549,652 related to appreciated investment securities and $171,243,718 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

February 28, 2017

ASD-QTLY-0417
1.934462.105

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Delphi Automotive PLC 3.15% 11/19/20	$1,130,000	$1,153,837
Automobiles - 0.8%
American Honda Finance Corp.:
1.3323% 11/19/18 (a)	5,000,000	5,017,985
1.8751% 2/22/19 (a)	8,351,000	8,442,134
Daimler Finance North America LLC:
1.125% 3/10/17 (b)	1,825,000	1,825,058
1.2342% 3/2/17 (a)(b)	5,000,000	5,000,000
1.374% 8/1/17 (a)(b)	5,000,000	5,006,680
1.5023% 5/18/18 (a)(b)	5,000,000	5,003,730
1.6351% 1/6/20 (a)(b)	5,000,000	5,023,005
1.659% 10/30/19 (a)(b)	5,000,000	5,020,900
1.894% 8/1/18 (a)(b)	1,060,000	1,068,336
General Motors Financial Co., Inc.:
2.2679% 10/4/19 (a)	5,000,000	5,074,085
2.35% 10/4/19	1,165,000	1,166,096
2.3701% 4/10/18 (a)	5,000,000	5,042,780
3.1% 1/15/19	630,000	641,311
4.75% 8/15/17	1,375,000	1,395,035
Hyundai Capital Services, Inc. 3.5% 9/13/17 (b)	605,000	610,376
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (b)	1,375,000	1,377,783
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	1,655,000	1,654,105
1.4234% 5/23/17 (a)(b)	15,000,000	14,999,730
		73,369,129
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance Co. 6.375% 10/15/17 (b)	550,000	565,600
ERAC U.S.A. Finance LLC:
2.75% 3/15/17 (b)	520,000	520,289
2.8% 11/1/18 (b)	1,140,000	1,152,953
		2,238,842
Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc. 2.6% 5/15/18	1,110,000	1,110,000
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18	1,225,000	1,260,219
McDonald's Corp. 5.8% 10/15/17	10,000,000	10,276,140
Wyndham Worldwide Corp. 2.95% 3/1/17	375,000	375,000
		13,021,359
Household Durables - 0.1%
Newell Brands, Inc.:
2.05% 12/1/17	1,580,000	1,587,279
2.15% 10/15/18	1,030,000	1,035,899
2.6% 3/29/19	1,630,000	1,653,791
Whirlpool Corp.:
1.35% 3/1/17	1,850,000	1,850,000
1.65% 11/1/17	450,000	450,748
		6,577,717
Internet & Direct Marketing Retail - 0.0%
JD.com, Inc. 3.125% 4/29/21	2,035,000	2,022,613
QVC, Inc. 3.125% 4/1/19	245,000	248,089
		2,270,702
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	2,035,000	2,091,980
Comcast Corp. 6.3% 11/15/17	5,000,000	5,176,940
Interpublic Group of Companies, Inc. 2.25% 11/15/17	1,840,000	1,845,340
NBCUniversal Enterprise, Inc. 1.7068% 4/15/18 (a)(b)	15,315,000	15,433,538
Time Warner Cable, Inc.:
5.85% 5/1/17	1,110,000	1,118,143
6.75% 7/1/18	539,000	572,196
8.25% 4/1/19	1,390,000	1,554,056
		27,792,193
Multiline Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17	1,330,000	1,343,390
Specialty Retail - 0.1%
AutoZone, Inc. 1.625% 4/21/19	145,000	143,867
Home Depot, Inc. 1.3334% 9/15/17 (a)	10,000,000	10,022,980
Lowe's Companies, Inc. 1.5587% 9/14/18 (a)	330,000	332,487
Nissan Motor Acceptance Corp. 1.55% 9/13/19 (b)	725,000	714,513
		11,213,847
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (b)	1,475,000	1,535,935

TOTAL CONSUMER DISCRETIONARY		140,516,951

CONSUMER STAPLES - 1.1%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	10,000,000	9,995,450
1.9% 2/1/19	2,170,000	2,176,501
Anheuser-Busch InBev Worldwide, Inc. 1.724% 8/1/18 (a)	6,000,000	6,042,354
Heineken NV 1.4% 10/1/17 (b)	795,000	794,671
PepsiCo, Inc. 1.6401% 2/22/19 (a)	20,000,000	20,146,820
		39,155,796
Food & Staples Retailing - 0.2%
CVS Health Corp. 1.9% 7/20/18	11,033,000	11,081,942
Kroger Co. 6.4% 8/15/17	3,400,000	3,475,232
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	3,242,000	3,247,813
		17,804,987
Food Products - 0.1%
Bunge Ltd. Finance Corp.:
3.2% 6/15/17	2,260,000	2,272,010
3.5% 11/24/20	520,000	529,292
8.5% 6/15/19	100,000	113,940
Danone SA 1.691% 10/30/19 (b)	2,430,000	2,397,426
Mead Johnson Nutrition Co. 3% 11/15/20	295,000	300,908
		5,613,576
Tobacco - 0.4%
BAT International Finance PLC 1.4734% 6/15/18 (a)(b)	15,000,000	15,014,955
Imperial Tobacco Finance PLC 2.05% 2/11/18 (b)	2,565,000	2,571,238
Philip Morris International, Inc.:
1.25% 8/11/17	5,796,000	5,798,179
1.25% 11/9/17	9,225,000	9,231,328
Reynolds American, Inc.:
2.3% 6/12/18	780,000	785,298
8.125% 6/23/19	360,000	407,836
		33,808,834

TOTAL CONSUMER STAPLES		96,383,193

ENERGY - 1.3%
Energy Equipment & Services - 0.0%
Cameron International Corp. 1.4% 6/15/17	670,000	670,220
Oil, Gas & Consumable Fuels - 1.3%
BP Capital Markets PLC:
1.3862% 8/14/18 (a)	20,000,000	20,038,600
1.846% 5/5/17	5,247,000	5,253,212
Canadian Natural Resources Ltd.:
1.75% 1/15/18	580,000	580,270
5.7% 5/15/17	1,335,000	1,346,565
Chevron Corp. 1.5373% 5/16/18 (a)	10,000,000	10,051,250
China Shenhua Overseas Capital Co. Ltd.:
2.5% 1/20/18 (Reg. S)	1,325,000	1,328,649
3.125% 1/20/20 (Reg. S)	1,740,000	1,755,262
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	550,000	549,926
Columbia Pipeline Group, Inc. 2.45% 6/1/18	460,000	462,493
ConocoPhillips Co.:
1.05% 12/15/17	750,000	747,666
5.2% 5/15/18	145,000	151,120
DCP Midstream Operating LP 2.5% 12/1/17	1,410,000	1,410,000
Enbridge, Inc. 1.3842% 6/2/17 (a)	2,341,000	2,341,922
Encana Corp. 6.5% 5/15/19	150,000	162,522
Energy Transfer Partners LP 6.7% 7/1/18	275,000	291,252
Enterprise Products Operating LP:
2.55% 10/15/19	385,000	389,480
6.3% 9/15/17	1,620,000	1,661,062
Exxon Mobil Corp.:
1.305% 3/6/18	1,740,000	1,740,557
1.3164% 3/6/22 (a)	2,475,000	2,478,755
1.7107% 3/1/19 (a)	20,000,000	20,270,020
Kinder Morgan Energy Partners LP 5.95% 2/15/18	455,000	473,038
Marathon Oil Corp. 6% 10/1/17	1,515,000	1,549,039
Murphy Oil Corp. 3.5% 12/1/17 (a)	3,090,000	3,116,265
ONEOK Partners LP 3.2% 9/15/18	95,000	96,819
Origin Energy Finance Ltd. 3.5% 10/9/18 (b)	1,300,000	1,318,625
Panhandle Eastern Pipe Line Co. LP 6.2% 11/1/17	110,000	113,169
Petroleos Mexicanos:
3.125% 1/23/19	195,000	196,950
3.5% 7/18/18	625,000	635,563
3.5% 7/23/20	985,000	993,619
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (a)	910,000	988,742
Schlumberger Investment SA 1.25% 8/1/17 (b)	10,000,000	10,001,480
Shell International Finance BV:
1.3031% 9/12/19 (a)	10,000,000	10,060,930
1.3537% 5/10/17 (a)	10,000,000	10,009,850
TransCanada PipeLines Ltd.:
1.625% 11/9/17	1,573,000	1,573,939
1.8079% 1/12/18 (a)	3,000,000	3,016,035
		117,154,646

TOTAL ENERGY		117,824,866

FINANCIALS - 10.0%
Banks - 5.8%
ABN AMRO Bank NV:
1.6637% 1/18/19 (a)(b)	5,000,000	5,011,325
2.1% 1/18/19 (b)	1,180,000	1,182,152
2.5% 10/30/18 (b)	11,550,000	11,655,082
Australia & New Zealand Banking Group Ltd. 1.599% 5/15/18 (a)	7,330,000	7,356,923
Banco de Credito del Peru 2.25% 10/25/19 (b)	280,000	278,250
Bank of America Corp.:
1.6623% 8/25/17 (a)	12,902,000	12,923,611
1.7% 8/25/17	1,645,000	1,647,780
1.8679% 4/1/19 (a)	3,980,000	4,017,523
2% 1/11/18	715,000	718,305
2.0662% 3/22/18 (a)	2,466,000	2,486,268
2.1901% 1/20/23 (a)	1,480,000	1,500,650
2.503% 10/21/22	635,000	617,304
2.625% 4/19/21	1,130,000	1,131,323
5.65% 5/1/18	425,000	443,533
Bank of America NA 1.3917% 6/5/17 (a)	6,161,000	6,167,820
Bank of Montreal:
1.5531% 12/12/19 (a)	5,000,000	5,011,385
1.6093% 4/9/18 (a)	8,400,000	8,433,491
Bank of Nova Scotia:
1.3% 7/21/17	5,687,000	5,690,856
1.8532% 1/15/19 (a)	5,000,000	5,047,670
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.2% 3/10/17 (b)	10,000,000	10,000,800
1.2068% 9/8/17 (a)(b)	5,880,000	5,879,888
1.3631% 3/10/17 (a)(b)	2,820,000	2,820,381
1.9787% 9/14/18 (a)(b)	5,000,000	5,035,835
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (b)	1,405,000	1,415,951
Barclays Bank PLC 6.05% 12/4/17 (b)	1,340,000	1,380,602
Barclays PLC 2.6351% 1/10/23 (a)	2,085,000	2,107,518
BB&T Corp.:
1.694% 2/1/19 (a)	2,301,000	2,317,494
1.8234% 6/15/18 (a)	6,575,000	6,630,631
BNP Paribas 2.375% 9/14/17	4,064,000	4,086,677
BNP Paribas SA 1.4732% 3/17/17 (a)	5,000,000	5,001,225
BPCE SA 2.5% 12/10/18	2,130,000	2,146,612
Branch Banking & Trust Co. 1.4818% 1/15/20 (a)	5,000,000	5,001,670
Canadian Imperial Bank of Commerce 1.4664% 9/6/19 (a)	10,000,000	10,030,650
Capital One NA:
1.7137% 2/5/18 (a)	5,000,000	5,014,815
1.7215% 9/13/19 (a)	10,000,000	10,040,730
2.35% 8/17/18	570,000	573,798
2.35% 1/31/20	915,000	916,696
Citigroup, Inc.:
1.55% 8/14/17	1,300,000	1,301,092
1.7% 4/27/18	1,065,000	1,064,677
1.7273% 4/27/18 (a)	5,000,000	5,022,195
1.754% 11/24/17 (a)	15,000,000	15,040,875
1.8% 2/5/18	1,205,000	1,208,438
1.8001% 1/10/20 (a)	5,905,000	5,932,547
1.8081% 12/7/18 (a)	10,000,000	10,061,970
1.85% 11/24/17	870,000	873,106
1.8781% 6/7/19 (a)	5,000,000	5,034,280
2.05% 6/7/19	510,000	510,163
2.9% 12/8/21	1,495,000	1,500,119
Citizens Bank NA:
1.604% 3/2/20(a)	10,000,000	10,016,900
2.25% 3/2/20	685,000	684,605
2.45% 12/4/19	260,000	262,133
2.55% 5/13/21	520,000	518,663
Commonwealth Bank of Australia:
1.674% 11/7/19 (a)(b)	10,000,000	10,058,340
1.75% 11/2/18	2,126,000	2,127,471
1.8246% 11/2/18 (a)(b)	12,578,000	12,667,027
Credit Agricole SA 2.4401% 1/10/22 (a)(b)	845,000	849,884
Credit Suisse New York Branch:
1.375% 5/26/17	665,000	665,549
1.5423% 5/26/17 (a)	15,000,000	15,016,200
Danske Bank A/S 2.2% 3/2/20 (b)	1,345,000	1,342,344
Discover Bank:
2% 2/21/18	340,000	340,992
7% 4/15/20	1,360,000	1,512,562
Fifth Third Bank:
1.5871% 9/27/19 (a)	5,000,000	5,001,245
1.9665% 8/20/18 (a)	5,000,000	5,031,970
HSBC Bank PLC 1.679% 5/15/18 (a)(b)	1,365,000	1,369,013
HSBC U.S.A., Inc.:
1.3737% 11/13/17 (a)	5,000,000	4,997,860
1.625% 1/16/18	1,260,000	1,261,155
1.6437% 11/13/19 (a)	5,000,000	4,966,770
Huntington National Bank 2.2% 11/6/18	770,000	773,610
ING Bank NV:
1.6879% 10/1/19 (a)(b)	5,000,000	5,011,255
3.75% 3/7/17 (b)	8,430,000	8,432,664
JP Morgan Chase Bank NA 1.4443% 9/21/18 (a)	10,000,000	10,030,800
JPMorgan Chase & Co.:
1.9379% 1/25/18 (a)	19,350,000	19,481,483
2.2734% 10/24/23 (a)	2,055,000	2,100,991
Manufacturers & Traders Trust Co. 1.3379% 7/25/17 (a)	10,000,000	10,015,000
Mitsubishi UFJ Financial Group, Inc. 1.9618% 2/22/22 (a)	840,000	842,115
Mizuho Bank Ltd.:
1.4471% 9/25/17 (a)(b)	7,000,000	7,005,040
1.7% 9/25/17 (b)	950,000	950,911
2.15% 10/20/18 (b)	690,000	691,290
2.2201% 10/20/18 (a)(b)	5,000,000	5,022,950
MUFG Americas Holdings Corp. 1.6082% 2/9/18 (a)	9,000,000	9,004,824
National Bank of Canada 1.45% 11/7/17	2,090,000	2,090,667
Nordea Bank AB 1.8332% 9/17/18 (a)(b)	14,000,000	14,079,408
PNC Bank NA:
1.334% 8/1/17 (a)	19,700,000	19,718,183
1.8% 11/5/18	1,300,000	1,302,419
PNC Financial Services Group, Inc. 1.284% 8/7/18 (a)	10,000,000	10,000,400
Royal Bank of Canada:
1.48% 3/2/20(a)	10,000,000	10,000,000
1.5% 6/7/18	5,000,000	4,998,085
Royal Bank of Scotland Group PLC 1.9382% 3/31/17 (a)	8,200,000	8,197,237
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	821,929
Skandinaviska Enskilda Banken AB 1.5% 9/13/19	1,480,000	1,457,430
Sovereign Bank 2% 1/12/18	945,000	945,332
Standard Chartered PLC:
1.5% 9/8/17 (b)	1,390,000	1,386,105
2.1% 8/19/19 (b)	390,000	386,564
Sumitomo Mitsui Banking Corp.:
1.3348% 7/11/17 (a)	5,000,000	5,003,455
1.6032% 1/16/18 (a)	5,000,000	5,014,535
1.762% 10/19/18	435,000	433,474
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (b)	1,815,000	1,815,523
SunTrust Bank 1.5559% 1/31/20 (a)	10,000,000	10,041,510
SunTrust Banks, Inc. 2.35% 11/1/18	645,000	650,279
Swedbank AB 1.75% 3/12/18 (b)	2,835,000	2,835,224
The Toronto-Dominion Bank 1.6837% 8/13/19 (a)	10,000,000	10,044,770
U.S. Bancorp 1.529% 11/15/18 (a)	6,505,000	6,526,538
U.S. Bank NA 1.3318% 1/26/18 (a)	10,000,000	10,015,380
Wells Fargo & Co.:
1.2108% 9/8/17 (a)	1,349,000	1,349,231
2.1534% 1/24/23 (a)	2,135,000	2,163,865
Wells Fargo Bank NA:
1.4981% 9/7/17 (a)	11,000,000	11,021,725
1.554% 11/28/18 (a)	10,000,000	10,037,730
Westpac Banking Corp.:
1.3007% 12/1/17 (a)	5,000,000	5,007,555
1.7934% 11/23/18 (a)	5,000,000	5,041,415
		529,712,270
Capital Markets - 1.7%
Deutsche Bank AG London Branch:
2.4669% 1/18/19 (a)	19,490,000	19,556,636
2.9437% 5/10/19 (a)	10,000,000	10,136,270
Goldman Sachs Group, Inc.:
1.7565% 12/13/19 (a)	10,000,000	10,061,100
1.7634% 12/15/17 (a)	10,000,000	10,030,410
2.0779% 4/25/19 (a)	3,866,000	3,907,703
2.1418% 4/26/22 (a)	1,455,000	1,467,731
2.3% 12/13/19	810,000	811,282
2.375% 1/22/18	5,000,000	5,037,325
2.75% 9/15/20	220,000	221,888
6.15% 4/1/18	3,050,000	3,194,570
Legg Mason, Inc. 2.7% 7/15/19	185,000	187,187
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,485,000	1,521,576
6.875% 4/25/18	1,465,000	1,548,764
Moody's Corp. 0% 9/4/18 (a)	15,000,000	15,015,900
Morgan Stanley:
1.7387% 1/5/18 (a)	5,000,000	5,020,520
1.8418% 2/14/20 (a)	10,000,000	10,037,000
1.8934% 1/24/19 (a)	3,265,000	3,290,003
2.125% 4/25/18	500,000	502,714
2.3179% 4/25/18 (a)	1,565,000	1,582,904
2.409% 2/1/19 (a)	20,000,000	20,349,820
6.625% 4/1/18	490,000	515,203
S&P Global, Inc. 2.5% 8/15/18	230,000	231,942
Thomson Reuters Corp. 1.65% 9/29/17	16,000,000	16,025,024
UBS AG Stamford Branch 1.6971% 3/26/18 (a)	10,000,000	10,046,750
UBS Group Funding Ltd. 3% 4/15/21 (b)	1,495,000	1,500,757
		151,800,979
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	190,000	192,763
3.95% 2/1/22	1,070,000	1,107,322
American Express Co. 1.6401% 5/22/18 (a)	1,975,000	1,980,159
American Express Credit Corp. 1.5228% 3/3/20(a)	15,000,000	15,000,000
Caterpillar Financial Services Corp.:
1.5% 2/23/18	5,000,000	5,006,730
1.5279% 1/10/20 (a)	5,000,000	5,036,060
Discover Financial Services 6.45% 6/12/17	1,635,000	1,656,226
Ford Motor Credit Co. LLC:
1.684% 9/8/17	2,865,000	2,868,988
1.8634% 6/15/18 (a)	22,000,000	22,106,788
2.0093% 1/9/20 (a)	7,000,000	7,062,741
2.021% 5/3/19	570,000	567,022
2.375% 1/16/18	245,000	246,471
3% 6/12/17	230,000	231,063
Hyundai Capital America:
1.75% 9/27/19 (b)	45,000	44,225
2% 7/1/19 (b)	480,000	475,821
2.4% 10/30/18 (b)	850,000	852,994
2.5% 3/18/19 (b)	1,455,000	1,460,162
Synchrony Financial 1.875% 8/15/17	7,954,000	7,960,427
Toyota Motor Credit Corp.:
1.3851% 4/6/18 (a)	5,000,000	5,009,485
1.8723% 2/19/19 (a)	15,000,000	15,168,600
		94,034,047
Diversified Financial Services - 0.5%
AerCap Aviation Solutions BV 6.375% 5/30/17	640,000	647,552
Berkshire Hathaway Finance Corp.:
1.2679% 1/11/19 (a)	10,000,000	10,033,800
1.3179% 1/12/18 (a)	5,000,000	5,014,150
1.6534% 3/15/19 (a)	10,000,000	10,120,780
1.7% 3/15/19	1,570,000	1,575,953
Broadcom Corp./Broadcom Cayman LP:
2.375% 1/15/20 (b)	1,640,000	1,640,787
3% 1/15/22 (b)	1,540,000	1,539,044
Nationwide Building Society 2.35% 1/21/20 (b)	755,000	755,593
NYSE Euronext 2% 10/5/17	10,000,000	10,043,216
USAA Capital Corp. 1.2511% 2/1/19 (a)(b)	7,140,000	7,138,643
		48,509,518
Insurance - 0.9%
ACE INA Holdings, Inc.:
2.3% 11/3/20	970,000	973,856
5.8% 3/15/18	1,000,000	1,043,955
AIA Group Ltd. 2.25% 3/11/19 (b)	336,000	336,606
Aon PLC 2.8% 3/15/21	1,320,000	1,322,575
CNA Financial Corp.:
6.95% 1/15/18	290,000	302,429
7.35% 11/15/19	490,000	553,825
FNF Group 6.6% 5/15/17	2,380,000	2,402,403
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	575,000	582,283
MassMutual Global Funding II 1.55% 10/11/19 (b)	1,476,000	1,460,041
Metropolitan Life Global Funding I:
1.2987% 9/14/18 (a)(b)	15,000,000	15,043,395
1.3901% 4/10/17 (a)(b)	2,000,000	2,001,128
1.5% 1/10/18 (b)	1,375,000	1,376,251
New York Life Global Funding:
1.1327% 7/6/18 (a)(b)	5,000,000	5,006,525
1.4051% 4/6/18 (a)(b)	5,000,000	5,021,055
1.4334% 10/24/19 (a)(b)	10,000,000	10,047,900
1.55% 11/2/18 (b)	2,430,000	2,423,048
Principal Financial Group, Inc. 1.5% 4/18/19 (b)	550,000	543,528
Principal Life Global Funding II:
1.3523% 5/21/18 (a)(b)	5,000,000	5,004,320
1.4307% 12/1/17 (a)(b)	10,000,000	10,037,570
1.5% 9/11/17 (b)	1,195,000	1,195,467
2.2% 4/8/20 (b)	1,000,000	995,872
Prudential Financial, Inc. 1.819% 8/15/18 (a)	12,689,000	12,772,925
Reinsurance Group of America, Inc. 6.45% 11/15/19	255,000	282,204
Trinity Acquisition PLC 3.5% 9/15/21	335,000	340,016
Xlit Ltd. 2.3% 12/15/18	695,000	698,962
		81,768,139
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 6.113% 1/15/40 (b)	505,000	550,737

TOTAL FINANCIALS		906,375,690

HEALTH CARE - 0.7%
Biotechnology - 0.2%
AbbVie, Inc.:
1.8% 5/14/18	3,100,000	3,106,891
2.3% 5/14/21	850,000	839,228
Amgen, Inc. 1.4301% 5/22/17 (a)	13,000,000	13,007,748
Baxalta, Inc.:
1.7762% 6/22/18 (a)	515,000	515,543
2% 6/22/18	175,000	175,441
Biogen, Inc. 2.9% 9/15/20	510,000	520,170
Celgene Corp.:
1.9% 8/15/17	275,000	275,483
2.125% 8/15/18	640,000	643,208
2.3% 8/15/18	1,310,000	1,318,123
		20,401,835
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories:
2.35% 11/22/19	2,480,000	2,492,938
2.9% 11/30/21	1,075,000	1,076,949
		3,569,887
Health Care Providers & Services - 0.2%
Aetna, Inc.:
1.5% 11/15/17	590,000	590,635
1.6008% 12/8/17 (a)	10,000,000	10,040,120
1.9% 6/7/19	1,990,000	2,005,327
Catholic Health Initiatives:
1.6% 11/1/17	140,000	140,076
2.6% 8/1/18	745,000	752,796
Express Scripts Holding Co.:
1.25% 6/2/17	700,000	699,920
2.25% 6/15/19	160,000	160,632
3.3% 2/25/21	150,000	152,906
Humana, Inc. 2.625% 10/1/19	415,000	419,948
McKesson Corp. 1.292% 3/10/17	840,000	840,051
Medco Health Solutions, Inc. 4.125% 9/15/20	710,000	744,553
WellPoint, Inc. 2.3% 7/15/18	995,000	1,001,466
		17,548,430
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 6.5% 11/1/17	209,000	214,800
Pharmaceuticals - 0.3%
Actavis Funding SCS:
1.85% 3/1/17	675,000	675,000
2.0331% 3/12/18 (a)	5,356,000	5,390,862
2.35% 3/12/18	1,410,000	1,420,021
Allergan PLC 1.875% 10/1/17	1,185,000	1,187,747
Perrigo Co. PLC:
2.3% 11/8/18	965,000	966,559
3.5% 3/15/21	200,000	203,052
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	2,905,000	2,881,461
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	11,450,000	11,373,388
1.7% 7/19/19	1,455,000	1,435,836
2.2% 7/21/21	1,200,000	1,155,390
		26,689,316

TOTAL HEALTH CARE		68,424,268

INDUSTRIALS - 0.5%
Airlines - 0.0%
Southwest Airlines Co.:
2.75% 11/6/19	640,000	650,575
5.125% 3/1/17	385,000	385,000
		1,035,575
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19 (b)	145,000	144,488
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 1.319% 10/30/19 (a)	15,000,000	15,099,675
Hutchison Whampoa International Ltd. 1.625% 10/31/17 (b)	2,660,000	2,658,433
Roper Technologies, Inc.:
1.85% 11/15/17	230,000	230,420
2.05% 10/1/18	1,775,000	1,783,767
2.8% 12/15/21	455,000	456,147
3% 12/15/20	195,000	198,714
		20,427,156
Machinery - 0.1%
John Deere Capital Corp. 1.5793% 1/8/19 (a)	5,000,000	5,027,320
Stanley Black & Decker, Inc.:
1.622% 11/17/18	80,000	79,809
2.451% 11/17/18	2,660,000	2,689,720
		7,796,849
Professional Services - 0.0%
Experian Finance PLC 2.375% 6/15/17 (b)	640,000	641,507
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp. 5.65% 5/1/17	2,738,000	2,758,034
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19	235,000	237,149
Kansas City Southern 2.35% 5/15/20	1,140,000	1,127,398
Penske Truck Leasing Co. LP:
2.5% 6/15/19 (b)	615,000	617,483
2.875% 7/17/18 (b)	935,000	947,177
3.375% 3/15/18 (b)	1,840,000	1,871,015
3.75% 5/11/17 (b)	300,000	301,384
		7,859,640
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	290,000	290,968
2.125% 1/15/20	1,285,000	1,271,008
GATX Corp.:
1.25% 3/4/17	1,135,000	1,134,997
2.375% 7/30/18	255,000	256,752
2.6% 3/30/20	865,000	873,698
		3,827,423
Transportation Infrastructure - 0.0%
HPHT Finance 15 Ltd. 2.25% 3/17/18 (b)	1,281,000	1,279,617

TOTAL INDUSTRIALS		43,012,255

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.2734% 6/15/18 (a)	15,000,000	15,059,490
Harris Corp. 1.999% 4/27/18	1,665,000	1,668,548
		16,728,038
Electronic Equipment & Components - 0.1%
Anstock II Ltd. 2.125% 7/24/17 (Reg. S)	2,030,000	2,030,619
Keysight Technologies, Inc. 3.3% 10/30/19	2,665,000	2,701,702
		4,732,321
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 2.5% 11/28/19	1,965,000	1,979,824
Baidu.com, Inc. 2.75% 6/9/19	1,330,000	1,344,286
Tencent Holdings Ltd.:
2% 5/2/17 (b)	715,000	715,239
2.875% 2/11/20 (b)	390,000	393,727
		4,433,076
IT Services - 0.0%
Fidelity National Information Services, Inc.:
1.45% 6/5/17	380,000	380,115
2.25% 8/15/21	1,080,000	1,056,693
		1,436,808
Software - 0.1%
Oracle Corp. 1.2093% 7/7/17 (a)	5,000,000	5,005,400
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1.1737% 8/2/19 (a)	10,000,000	10,013,480
1.5346% 2/9/22 (a)	2,035,000	2,045,246
1.7% 2/22/19	665,000	667,534
Hewlett Packard Enterprise Co.:
2.45% 10/5/17 (a)	2,720,000	2,732,090
2.7387% 10/5/17 (a)	11,000,000	11,081,532
2.85% 10/5/18	135,000	136,767
Seagate HDD Cayman 3.75% 11/15/18	625,000	644,219
Xerox Corp.:
2.95% 3/15/17	200,000	200,130
5.625% 12/15/19	335,000	360,592
		27,881,590

TOTAL INFORMATION TECHNOLOGY		60,217,233

MATERIALS - 0.1%
Chemicals - 0.1%
Air Liquide Finance 1.375% 9/27/19 (b)	1,470,000	1,449,849
LyondellBasell Industries NV:
5% 4/15/19	410,000	433,468
6% 11/15/21	615,000	697,704
Solvay Finance America LLC 3.4% 12/3/20 (b)	950,000	974,275
		3,555,296
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 2.0982% 6/30/17 (a)	1,040,000	1,041,977
Metals & Mining - 0.0%
Goldcorp, Inc. 2.125% 3/15/18	2,477,000	2,486,172

TOTAL MATERIALS		7,083,445

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	865,000	880,208
ARC Properties Operating Partnership LP 3% 2/6/19	420,000	421,554
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,162,366
3.4% 2/15/21	860,000	877,243
Kimco Realty Corp. 6.875% 10/1/19	200,000	224,034
Simon Property Group LP:
1.5% 2/1/18 (b)	4,239,000	4,236,652
2.15% 9/15/17	2,000,000	2,005,810
2.35% 1/30/22	650,000	641,964
		10,449,831
Real Estate Management & Development - 0.0%
Ventas Realty LP 1.25% 4/17/17	280,000	279,984
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	410,000	411,204
4% 4/30/19	115,000	119,287
WEA Finance LLC/Westfield UK & Europe Finance PLC:
1.75% 9/15/17 (b)	760,000	760,752
2.7% 9/17/19 (b)	1,500,000	1,516,682
3.25% 10/5/20 (b)	235,000	238,991
		3,326,900

TOTAL REAL ESTATE		13,776,731

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
1.9623% 11/27/18 (a)	9,254,000	9,331,660
2.3% 3/11/19	690,000	693,781
2.45% 6/30/20	715,000	716,075
BellSouth Corp. 4.4% 4/26/17 (a)(b)	10,000,000	10,054,050
British Telecommunications PLC 5.95% 1/15/18	4,251,000	4,405,711
SBA Tower Trust:
2.24% 4/16/18 (b)	820,000	819,833
2.877% 7/15/46 (b)	370,000	368,416
2.933% 12/11/17 (b)	2,205,000	2,207,252
3.156% 10/15/45 (b)	265,000	266,352
3.598% 4/15/18 (b)	635,000	636,821
Verizon Communications, Inc. 1.3508% 6/9/17 (a)	20,000,000	20,017,800

TOTAL TELECOMMUNICATION SERVICES		49,517,751

UTILITIES - 0.7%
Electric Utilities - 0.5%
Duke Energy Corp.:
1.3779% 4/3/17 (a)	6,874,000	6,877,368
1.625% 8/15/17	495,000	495,439
Exelon Corp. 1.55% 6/9/17	745,000	745,181
FirstEnergy Corp. 2.75% 3/15/18	680,000	685,955
Georgia Power Co. 1.95% 12/1/18	460,000	462,262
Monongahela Power Co. 5.7% 3/15/17 (b)	145,000	145,197
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	2,902,000	2,904,374
1.649% 9/1/18	1,025,000	1,023,550
2.056% 9/1/17	300,000	301,135
2.3% 4/1/19	375,000	378,362
Pacific Gas & Electric Co. 1.254% 11/30/17 (a)	2,861,000	2,863,060
PPL Capital Funding, Inc. 1.9% 6/1/18	865,000	865,010
Southern Co.:
1.55% 7/1/18	10,365,000	10,333,200
1.85% 7/1/19	1,295,000	1,290,157
2.35% 7/1/21	280,000	276,364
TECO Finance, Inc. 1.6101% 4/10/18 (a)	7,805,000	7,809,418
Virginia Electric & Power Co. 1.2% 1/15/18	4,075,000	4,063,830
		41,519,862
Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC 2.95% 1/15/20	455,000	460,991
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	570,000	590,858
Southern Power Co. 1.85% 12/1/17	10,974,000	10,995,652
		12,047,501
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
1.5% 9/30/18 (b)	700,000	693,159
1.875% 1/15/19	415,000	414,967
2.125% 2/15/18 (b)	1,450,000	1,455,709
2.962% 7/1/19	330,000	334,033
NiSource Finance Corp.:
6.4% 3/15/18	837,000	877,248
6.8% 1/15/19	1,115,000	1,210,958
San Diego Gas & Electric Co. 1.914% 2/1/22	342,858	338,474
Sempra Energy:
1.625% 10/7/19	1,755,000	1,737,810
2.3% 4/1/17	3,000,000	3,002,718
Zhejiang Energy Group Hong Kong Ltd. 2.3% 9/30/17 (Reg. S)	2,580,000	2,578,279
		12,643,355

TOTAL UTILITIES		66,210,718

TOTAL NONCONVERTIBLE BONDS
(Cost $1,563,057,999)		1,569,343,101

U.S. Government and Government Agency Obligations - 1.0%
U.S. Government Agency Obligations - 0.1%
Federal Home Loan Bank 0.875% 6/29/18	4,545,000	4,532,292
Freddie Mac 0.75% 4/9/18	4,455,000	4,441,345

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,973,637

U.S. Treasury Obligations - 0.9%
U.S. Treasury Notes:
1% 11/15/19	$50,880,000	$50,295,694
1.125% 2/28/19	11,750,000	11,725,219
1.625% 11/30/20	17,500,000	17,447,360

TOTAL U.S. TREASURY OBLIGATIONS		79,468,273

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $88,557,101)		88,441,910

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.3%
2.454% 10/1/33 (a)	62,275	64,688
2.786% 7/1/35 (a)	21,407	22,617
2.876% 8/1/37 (a)	23,208	24,607
2.892% 5/1/38 (a)	197,963	208,998
2.912% 5/1/38 (a)	69,376	73,582
2.951% 5/1/38 (a)	81,909	87,167
2.955% 4/1/38 (a)	26,060	27,607
3% 2/1/30 to 7/1/30	1,982,993	2,044,341
3.075% 12/1/35 (a)	14,407	15,262
3.102% 8/1/38 (a)	15,874	16,832
3.5% 12/1/25 to 2/1/31	2,740,749	2,871,042
3.54% 12/1/36 (a)	23,749	25,197
4% 2/1/25 to 12/1/26	2,774,024	2,929,880
4.5% 5/1/19 to 1/1/27	3,148,339	3,344,350
5% 11/1/18 to 6/1/39	2,969,785	3,251,598
5.5% 4/1/18 to 5/1/40	4,746,423	5,261,571
6% 1/1/22 to 1/1/41	1,442,534	1,608,309
6.5% 7/1/32 to 12/1/32	183,431	210,097

TOTAL FANNIE MAE		22,087,745

Freddie Mac - 0.0%
2.612% 2/1/37 (a)	18,573	19,686
2.705% 2/1/37 (a)	22,826	24,177
2.787% 6/1/38 (a)	48,483	51,252
2.809% 5/1/38 (a)	30,849	32,728
2.841% 9/1/35 (a)	16,534	17,491
2.848% 5/1/37 (a)	21,907	23,319
2.875% 7/1/38 (a)	44,489	46,871
2.953% 11/1/34 (a)	19,835	21,029
2.958% 10/1/36 (a)	136,546	145,531
2.976% 7/1/35 (a)	28,171	29,976
3.169% 2/1/38 (a)	75,271	80,231
3.402% 2/1/37 (a)	42,079	44,855
3.486% 11/1/36 (a)	5,194	5,523
3.536% 12/1/36 (a)	8,835	9,385
4.5% 10/1/19	38,373	39,472
5% 10/1/18 to 12/1/23	477,576	507,424
5.5% 11/1/21 to 10/1/38	102,502	109,505
6% 5/1/17 to 1/1/38	305,342	343,923

TOTAL FREDDIE MAC		1,552,378

Ginnie Mae - 0.0%
4.5% 9/20/40	241,637	261,068
5% 12/20/34 to 3/20/41	919,027	1,014,120
6% 7/15/36	415,159	480,452

TOTAL GINNIE MAE		1,755,640

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $25,198,792)		25,395,763

Asset-Backed Securities - 6.7%
Ally Auto Receivables Trust:
Series 2014-1:
Class C, 2.04% 12/15/19	$160,000	$160,472
Class D, 2.48% 2/15/21	155,000	155,977
Series 2015-1 Class A4, 1.75% 5/15/20	340,000	340,631
Series 2015-2 Class C, 2.41% 1/15/21 (b)	1,110,000	1,114,613
Series 2016-1 Class D, 2.84% 9/15/22	390,000	394,552
Series 2017-1 Class A2, 1.45% 10/15/19	5,000,000	4,996,976
Ally Master Owner Trust:
Series 2012-5 Class A, 1.54% 9/15/19	14,955,000	14,969,701
Series 2015-3 Class A, 1.63% 5/15/20	2,645,000	2,645,413
Series 2017-1 Class A, 1.17% 2/15/21 (a)	10,000,000	9,996,121
American Express Credit Account Master Trust:
Series 2012-1 Class A, 1.04% 1/15/20 (a)	10,409,000	10,415,485
Series 2013-1 Class A, 1.19% 2/16/21 (a)	570,000	572,047
Series 2014-2 Class A, 1.26% 1/15/20	800,000	800,369
Series 2015-1 Class A, 1.06% 1/15/20 (a)	5,000,000	5,003,549
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class B, 1.52% 1/8/19	131,694	131,734
Series 2014-2 Class B, 1.6% 7/8/19	345,000	345,290
Series 2014-3 Class C, 2.58% 9/8/20	1,190,000	1,202,666
Series 2014-4 Class C, 2.47% 11/9/20	505,000	510,170
Series 2015, Class D, 3% 6/8/21	540,000	547,765
Series 2015-1 Class A3, 1.26% 11/8/19	897,837	897,659
Series 2015-2 Class A3, 1.27% 1/8/20	738,876	738,480
Series 2015-3 Class D, 3.34% 8/8/21	680,000	689,145
Americredit Automobile Receivables Trust Series 2015-4 Class A3, 1.7% 7/8/20	515,000	515,932
AmeriCredit Automobile Receivables Trust:
Series 2016-1:
Class A2A, 1.69% 6/10/19	2,346,577	2,348,369
Class A3, 2.14% 10/8/20	175,000	175,337
Class C, 2.89% 1/10/22	775,000	783,236
Series 2016-2 Class A2A, 1.42% 10/8/19	1,348,635	1,349,066
Series 2016-4 Class A3, 1.53% 7/8/21	1,095,000	1,089,095
Series 2017-1 Class C, 2.71% 8/18/22	240,000	240,760
ARI Fleet Lease Trust Series 2014-A Class A2, 0.81% 11/15/22 (b)	33,389	33,382
Ari Fleet Lease Trust Series 2015-A:
Class A2, 1.11% 11/15/18 (b)	424,942	424,573
Class A3, 1.67% 9/15/23 (b)	1,150,000	1,147,151
ARI Fleet Lease Trust Series 2016-A Class A2, 1.82% 7/15/24 (b)	1,229,182	1,228,774
Ascentium Equipment Receivables LLC:
Series 2015-2A Class A3, 1.93% 3/11/19 (b)	1,555,000	1,558,557
Series 2016-1A Class A2, 1.75% 11/13/18 (b)	268,223	268,775
Series 2016-2A Class A2, 1.77% 4/10/19 (b)	340,000	339,506
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2013-2A:
Class A, 2.97% 2/20/20 (b)	295,000	299,443
Class B, 3.66% 2/20/20 (b)	595,000	602,018
Series 2014-1A Class A, 2.46% 7/20/20 (b)	330,000	331,359
Series 2014-2A Class A, 2.375% 2/20/21 (b)	1,620,000	1,620,212
Bank of America Credit Card Master Trust:
Series 2014-A3 Class A, 1.06% 1/15/20 (a)	10,000,000	10,010,875
Series 2015-A1 Class A, 1.1% 6/15/20 (a)	5,000,000	5,009,443
Series 2016-A1 Class A, 1.16% 10/15/21 (a)	4,970,000	4,993,503
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)	32,242	32,203
BMW Vehicle Lease Trust:
Series 2015-2 Class A2B, 1.3094% 1/22/18 (a)	2,198,197	2,199,544
Series 2016-1 Class A2B, 1.2794% 1/22/18 (a)	3,053,774	3,056,204
Series 2016-2:
Class A2, 1.25% 1/22/19	3,638,000	3,635,468
Class A3, 1.43% 9/20/19	495,000	493,106
BMW Vehicle Owner Trust Series 2014-A Class A4, 1.5% 2/25/21	325,000	325,225
California Republic Auto Receivables Trust Series 2015-1 Class B, 2.51% 2/16/21	295,000	296,345
Capital Auto Receivables Asset Trust:
Series 2013-4 Class D, 3.22% 5/20/19	385,000	389,261
Series 2014-3 Class A3, 1.48% 11/20/18	358,273	358,375
Series 2015-2:
Class A2, 1.39% 9/20/18	166,066	166,144
Class A3, 1.73% 9/20/19	450,000	451,103
Series 2015-4 Class A2, 1.62% 3/20/19	815,000	815,918
Series 2016-1 Class A3, 1.73% 4/20/20	550,000	549,799
Series 2016-2 Class A4, 1.63% 1/20/21	385,000	383,096
Series 2016-3 Class A3, 1.54% 8/20/20	470,000	468,881
Capital One Multi-Asset Execution Trust:
Series 2007-A5 Class A5, 0.81% 7/15/20 (a)	7,975,000	7,975,087
Series 2014-A3 Class A3, 1.15% 1/18/22 (a)	4,000,000	4,015,809
Series 2015-A6 Class A6, 1.14% 6/15/20 (a)	10,000,000	10,013,598
Series 2016-A1 Class A1, 1.22% 2/15/22 (a)	10,000,000	10,059,925
Carmax Auto Owner Trust:
Series 2014-1:
Class B, 1.69% 8/15/19	100,000	100,089
Class C, 1.93% 11/15/19	145,000	145,547
Series 2015-1 Class A3, 1.38% 11/15/19	471,849	471,843
Series 2015-2 Class A3, 1.37% 3/16/20	748,227	747,885
CarMax Auto Owner Trust:
Series 2016-1 Class A3, 1.61% 11/16/20	1,140,000	1,137,732
Series 2016-2 Class A3, 1.52% 2/16/21	720,000	717,805
Series 2016-4:
Class A2, 1.21% 11/15/19	8,500,000	8,482,505
Class A3, 1.4% 8/15/21	1,145,000	1,135,548
Series 2017-1 Class A2, 1.6% 2/18/20	5,000,000	5,002,995
CCG Receivables Trust:
Series 2014-1 Class A2, 1.06% 11/15/21 (b)	105,527	105,412
Series 2015-1 Class A2, 1.46% 11/14/18 (b)	444,748	444,554
Series 2016-1 Class A2, 1.69% 9/14/22 (b)	435,000	434,252
Chase Issuance Trust:
Series 2007-A12 Class A12, 0.82% 8/15/19 (a)	5,000,000	4,998,035
Series 2013-A3 Class A3, 1.05% 4/15/20 (a)	3,153,000	3,157,520
Series 2014-A5 Class A5, 1.14% 4/15/21 (a)	10,000,000	10,039,659
Series 2016-A1 Class A, 1.18% 5/17/21 (a)	10,000,000	10,050,585
Series 2016-A2 Class A, 1.37% 6/15/21	2,770,000	2,749,662
Series 2016-A6 Class A6, 1.09% 1/15/20	5,000,000	4,989,278
Series 2016-A7 Class A7, 1.06% 9/16/19	20,000,000	19,984,002
Chrysler Capital Auto Receivables Trust:
Series 2014-B Class D, 3.44% 8/16/21 (b)	605,000	611,350
Series 2015-AA Class A3, 1.22% 7/15/19 (b)	1,406,122	1,405,802
Series 2015-BA Class A2, 1.46% 12/17/18 (b)	805,526	805,763
Series 2016-BA:
Class A2, 1.6% 1/15/20 (b)	3,301,000	3,299,241
Class A3, 1.64% 7/15/21 (b)	280,000	279,008
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	2,105,000	2,124,206
Series 2017-A1 Class A1, 1.0694% 1/19/21 (a)	10,000,000	10,015,007
CNH Equipment Trust:
Series 2014-C Class A3, 1.05% 11/15/19	429,745	429,113
Series 2015-B Class A3, 1.37% 7/15/20	1,229,571	1,228,506
Series 2015-C:
Class A2A, 1.1% 12/17/18	1,571,850	1,570,875
Class A3, 1.66% 11/16/20	1,030,000	1,030,864
Class B, 2.4% 2/15/23	1,265,000	1,268,798
Series 2016-A Class A3, 1.48% 4/15/21	805,000	800,464
Series 2016-C Class A3, 1.44% 12/15/21	670,000	663,788
DB Master Finance LLC Series 2015-1A Class A21, 3.262% 2/20/45 (b)	1,489,600	1,497,571
Dell Equipment Finance Trust Series 2015-2 Class A2A, 1.42% 12/22/17 (b)	862,067	862,211
Diamond Resorts Owner Trust:
Series 2013-2 Class A, 2.27% 5/20/26 (b)	114,667	113,705
Series 2014-1 Class A, 2.54% 5/20/27 (b)	299,389	295,648
Series 2015-1 Class A, 2.73% 7/20/27 (b)	251,132	251,167
Series 2015-2 Class A, 2.99% 5/22/28 (b)	294,415	293,308
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	2,805,000	2,801,619
Series 2014-A1 Class A1, 1.2% 7/15/21 (a)	3,905,000	3,921,282
Series 2015-A1 Class A1, 1.12% 8/17/20 (a)	7,500,000	7,517,801
Series 2015-A3 Class A, 1.45% 3/15/21	265,000	264,470
Series 2016-A1 Class A1, 1.64% 7/15/21	2,815,000	2,813,680
Series 2016-A2 Class A2, 1.31% 9/15/21 (a)	10,000,000	10,073,830
Series 2016-A4 Class A4, 1.39% 3/15/22	2,770,000	2,742,719
Dominos Pizza Master Issuer LLC Series 2012-1A Class A2, 5.216% 1/25/42 (b)	1,858,069	1,896,026
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (b)	203,225	202,233
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	580,834	580,401
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	442,691	442,236
Series 2015-2 Class A2, 1.59% 2/22/21 (b)	797,270	797,580
Series 2016-1 Class A2, 1.83% 9/20/21 (b)	2,251,647	2,251,669
Series 2016-2 Class A2, 1.74% 2/22/22 (b)	580,000	578,931
Series 2017-1:
Class A1, 1.05% 2/20/18 (b)	4,207,280	4,207,318
Class A2, 2.13% 7/20/22 (b)	395,000	395,129
Ford Credit Auto Lease Trust Series 2015-A Class A4, 1.31% 8/15/18	895,000	894,893
Ford Credit Auto Owner Trust:
Series 2015-B Class A3, 1.16% 11/15/19	750,131	749,215
Series 2015-C Class A2A, 0.95% 8/15/18	934,859	934,618
Series 2016-A Class A2A, 1.56% 12/15/18	2,468,701	2,468,195
Ford Credit Floorplan Master Owner Trust:
Series 2013-2 Class A, 2.09% 3/15/22 (b)	570,000	569,633
Series 2014-2 Class A, 1.2683% 2/15/21 (a)	6,200,000	6,221,079
Series 2014-4 Class A1, 1.4% 8/15/19	2,185,000	2,186,106
Series 2015-1 Class A1, 1.42% 1/15/20	920,000	919,601
Series 2016-3:
Class A1, 1.55% 7/15/21	1,360,000	1,349,867
Class B, 1.75% 7/15/21	425,000	420,214
Series 2016-4 Class A, 1.3% 7/15/20 (a)	10,000,000	10,031,793
GE Dealer Floorplan Master Note Trust:
Series 2014-1 Class A, 1.1594% 7/20/19 (a)	2,280,000	2,281,109
Series 2014-2 Class A, 1.2294% 10/20/19 (a)	1,050,000	1,050,312
GM Financial Automobile Leasing Trust:
Series 2015-3 Class A3, 1.69% 3/20/19	1,985,000	1,987,800
Series 2016-1:
Class A2A, 1.75% 7/20/18	3,593,409	3,593,138
Class A3, 1.64% 7/20/19	1,405,000	1,406,061
Series 2016-2:
Class A2A, 1.28% 10/22/18	2,231,864	2,229,592
Class A3, 1.62% 9/20/19	1,335,000	1,333,898
GMF Floorplan Owner Revolving Trust:
Series 2015-1:
Class A1, 1.65% 5/15/20 (b)	855,000	855,160
Class A2, 1.27% 5/15/20 (a)(b)	5,600,000	5,611,099
Series 2016-1:
Class A1, 1.86% 5/17/21 (b)	1,280,000	1,279,005
Class A2, 1.62% 5/17/21 (a)(b)	5,000,000	5,033,663
Class B, 2.26% 5/17/21 (b)	275,000	274,726
Class C, 2.76% 5/17/21 (b)	105,000	105,006
Series 2017-1:
Class A2, 1.634% 1/18/22 (a)(b)	10,000,000	10,000,569
Class C, 2.97% 1/18/22 (b)	575,000	575,926
GreatAmerica Leasing Receivables Funding LLC:
Series 2016-1 Class A3, 1.73% 6/20/19 (b)	800,000	799,081
Series 2017-1:
Class A2, 1.72% 4/22/19 (b)	100,000	99,909
Class A3, 2.06% 6/22/20 (b)	100,000	99,860
Hilton Grand Vacations Trust:
Series 2014-AA Class A, 1.77% 11/25/26 (b)	313,788	307,514
Series 2017-AA:
Class A, 2.66% 12/27/28 (b)(c)	255,000	254,965
Class B, 2.96% 12/27/28 (b)(c)	175,000	174,992
Honda Auto Receivables Owner Trust Series 2016-4 Class A4, 1.65% 1/18/23	805,000	794,111
Huntington Auto Trust Series 2016-1:
Class A2, 1.29% 5/15/19	10,000,000	9,997,617
Class A4, 1.93% 4/15/22	725,000	721,237
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A4, 1.26% 9/17/18 (b)	87,484	87,495
Series 2015-A Class A4, 1.65% 8/15/19 (b)	1,315,000	1,317,199
Series 2015-B:
Class A2A, 0.95% 12/15/17 (b)	225,073	225,060
Class A3, 1.4% 11/15/18 (b)	735,000	735,482
Series 2016-A:
Class A2A, 1.21% 6/17/19	3,762,881	3,759,743
Class A3, 2.01% 7/15/19 (b)	395,000	395,503
Series 2016-B:
Class A3, 1.74% 10/15/19 (b)	900,000	899,229
Class A4, 1.68% 4/15/20 (b)	235,000	234,955
Series 2016-C Class A4, 1.65% 7/15/20 (b)	645,000	643,395
Series 2017-A Class A2A, 1.56% 7/15/19 (b)	5,000,000	4,997,817
Hyundai Auto Receivables Trust:
Series 2013-A Class A4, 0.75% 9/17/18	10,126	10,125
Series 2015-A Class A3, 1.05% 4/15/19	384,877	384,525
Series 2016-A Class A3, 1.56% 9/15/20	185,000	184,898
Series 2016-B Class A2, 1.34% 10/15/19	8,000,000	7,986,578
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1, 1.67% 3/15/21 (a)(b)	3,000,000	3,024,990
John Deere Owner Trust:
Series 2015-A Class A3, 1.32% 6/17/19	346,964	346,973
Series 2015-B Class A2, 0.98% 6/15/18	1,299,483	1,299,279
Series 2016-A Class A3, 1.36% 4/15/20	790,000	787,846
Series 2016-B:
Class A3, 1.25% 6/15/20	480,000	477,307
Class A4, 1.49% 5/15/23	235,000	232,873
Series 2017-A Class A2, 1.5% 10/15/19	9,303,000	9,302,963
Kubota Credit Owner Trust Series 2015-1A Class A3, 1.54% 3/15/19 (b)	1,238,141	1,239,484
Mercedes Benz Auto Lease Trust Series 2015-B Class A2A, 1% 1/16/18	944,047	943,779
Mercedes-Benz Auto Lease Trust:
Series 2016-A:
Class A2A, 1.34% 7/16/18	3,188,525	3,189,326
Class A3, 1.52% 3/15/19	925,000	925,918
Series 2016-B:
Class A2, 1.25% 1/15/19	7,000,000	6,992,715
Class A3, 1.47% 8/15/19	610,000	608,076
Mercedes-Benz Auto Receivables Trust:
Series 2015-1 Class A3, 1.34% 12/16/19	1,325,000	1,324,485
Series 2016-1 Class A2A, 1.24% 3/15/19	20,000,000	19,985,448
Mercedes-Benz Master Owner Trust:
Series 2015-AA Class A, 1.0872% 4/15/19 (a)(b)	3,769,000	3,769,274
Series 2015-BA Class A, 1.1483% 4/15/20 (a)(b)	4,315,000	4,323,186
Series 2016-BA Class A, 1.4672% 5/17/21 (a)(b)	10,000,000	10,066,268
MMAF Equipment Finance LLC:
Series 2014-AA Class A3, 0.87% 1/8/19 (b)	923,707	922,619
Series 2015-AA Class A3, 1.39% 10/16/19 (b)	421,543	421,129
Series 2016-AA Class A3, 1.48% 6/15/20 (b)	765,000	760,590
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (b)	95,489	94,430
Series 2014-1A Class A, 2.25% 9/22/31 (b)	303,261	299,122
Series 2015-1A Class A, 2.52% 12/20/32 (b)	839,366	833,272
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (b)	222,210	222,291
Series 2016-2A Class A, 2.2394% 6/25/26 (b)	261,341	261,135
Series 2016-3A Class A, 2.0125% 8/25/26 (b)	138,110	137,838
Navient Student Loan Trust:
Series 2016-6A Class A1, 1.2583% 3/25/66 (a)(b)	4,276,509	4,282,773
Series 2017-1A Class A1, 1.2283% 7/26/66 (a)(b)	15,000,000	14,999,774
Nissan Auto Lease Trust:
Series 2015-A Class A3, 1.4% 6/15/18	1,018,108	1,018,632
Series 2016-B Class A4, 1.82% 1/18/22	1,105,000	1,101,819
Nissan Auto Receivables Owner Trust:
Series 2015-B Class A3, 1.34% 3/16/20	1,325,000	1,323,107
Series 2016-A:
Class A2A, 1.06% 2/15/19	3,307,824	3,304,471
Class A3, 1.34% 10/15/20	325,000	323,662
Series 2016-B:
Class A2A, 1.14% 4/15/19	4,355,630	4,351,322
Class A3, 1.32% 1/15/21	175,000	173,927
Nissan Auto Receivables Trust Series 2016-C Class A2A, 1.07% 5/15/19	6,780,000	6,769,960
Nissan Master Owner Trust Receivables:
Series 2015-A:
Class A1, 1.1683% 1/15/20 (a)	5,000,000	5,008,353
Class A2, 1.44% 1/15/20	890,000	889,976
Series 2016-A:
Class A1, 1.41% 6/15/21 (a)	5,000,000	5,033,459
Class A2, 1.54% 6/15/21	750,000	741,931
Santander Drive Auto Receivables Trust:
Series 2014-3 Class D, 2.65% 8/17/20	210,000	212,030
Series 2015-3 Class D, 3.49% 5/17/21	1,045,000	1,065,951
Series 2015-4 Class D, 3.53% 8/16/21	530,000	540,002
Series 2015-5:
Class C, 2.74% 12/15/21	1,565,000	1,576,467
Class D, 3.84% 12/15/21	745,000	760,473
Series 2016-1 Class B, 2.47% 12/15/20	375,000	377,931
Series 2017-1:
Class B, 2.1% 6/15/21	115,000	114,991
Class C, 2.58% 5/16/22	140,000	139,996
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A2A, 1.52% 11/26/18 (b)	8,789,000	8,780,544
Series 2017-1A Class A2A, 1.46% 4/25/19 (b)	6,047,000	6,042,388
Sierra Receivables Funding Co., LLC Series 2016-2A Class A, 2.33% 7/20/33 (b)	362,473	358,893
Sierra Timeshare Receivables Funding Co. LLC:
Series 2014-2A Class A, 2.05% 6/20/31 (b)	158,225	157,729
Series 2014-3A Class A, 2.3% 10/20/31 (b)	216,173	215,522
Series 2015-1A Class A, 2.4% 3/22/32 (b)	1,781,852	1,770,954
Series 2015-2A Class 2, 2.43% 6/20/32 (b)	416,833	416,418
Series 2015-3A Class A, 2.58% 9/20/32 (b)	424,381	425,921
SLM Student Loan Trust:
Series 2008-4 Class A4, 2.6879% 7/25/22 (a)	90,485	92,779
Series 2008-5 Class A4, 2.7379% 7/25/23 (a)	538,481	552,096
Series 2008-9 Class A, 2.5379% 4/25/23 (a)	383,665	390,310
Series 2010-1 Class A, 1.1783% 3/25/25 (a)	1,425,400	1,398,541
Smart ABS Trust Series 2016-2U.S. Class A2A, 1.46% 8/14/19	1,695,000	1,684,299
Smart Trust Series 2013-2U.S. Class A4A, 1.18% 2/14/19	162,588	162,068
SMART Trust Series 2015-3U.S. Class A3A, 1.66% 8/14/19	1,210,000	1,205,581
Springleaf Funding Trust Series 2016-AA Class A, 2.9% 11/15/29 (b)	405,000	405,837
Suntrust Auto Receivables Trust Series 2015-1A Class A3, 1.42% 9/16/19 (b)	1,195,655	1,196,455
Synchrony Credit Card Master Note Trust:
Series 2013-1 Class B, 1.69% 3/15/21	1,035,000	1,033,864
Series 2014-1 Class A, 1.61% 11/15/20	10,370,000	10,386,018
Series 2015-1 Class B, 2.64% 3/15/23	550,000	552,942
Series 2015-2 Class A, 1.6% 4/15/21	1,325,000	1,325,425
Series 2015-4 Class B, 2.62% 9/15/23	435,000	436,083
Series 2016-1 Class A, 2.04% 3/15/22	1,785,000	1,792,808
TCF Auto Receivables Owner Trust:
Series 2015-2A Class A2, 1.64% 1/15/19 (b)	934,181	934,620
Series 2016-1A Class A2, 1.39% 11/15/19 (b)	2,408,000	2,406,123
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (b)	1,240,000	1,238,474
Toyota Auto Receivables Owner Trust:
Series 2014-C Class A4, 1.44% 4/15/20	200,000	200,039
Series 2016-B Class A2A, 1.26% 10/15/18	4,146,142	4,142,497
Toyota Auto Receivables Owners Trust Series 2016-A Class A2A, 1.03% 7/16/18	3,359,588	3,358,617
Toyota Auto Receivables Trust Series 2016-C Class A2A, 1% 1/15/19	5,014,000	5,007,374
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (b)	7,812,000	7,752,785
Series 2016-2A:
Class A, 1.68% 5/20/21 (b)	1,115,000	1,109,223
Class B, 2.15% 5/20/21 (b)	755,000	748,478
Class C, 2.36% 5/20/21 (b)	600,000	594,931
Volkswagen Auto Loan Enhanced Trust:
Series 2014-1 Class A3, 0.91% 10/22/18	41,328	41,266
Series 2014-2 Class A4, 1.39% 5/20/21	1,380,000	1,369,381
Volkswagen Credit Auto Master Trust Series 2014-1A:
Class A1, 1.1267% 7/22/19 (a)(b)	10,000,000	9,999,999
Class A2, 1.4% 7/22/19 (b)	1,290,000	1,288,958
Volvo Financial Equipment LLC:
Series 2014-1A:
Class A3, 0.82% 4/16/18 (b)	64,973	64,943
Series C, 1.94% 11/15/21 (b)	605,000	606,447
Series 2016-1A:
Class A2, 1.44% 10/15/18 (b)	3,963,930	3,965,284
Class A3, 1.67% 2/18/20 (b)	400,000	400,153
Series 2017-1A Class A2, 1.83% 10/15/19 (b)	10,000,000	9,999,266
Wendys Funding LLC Series 2015-1A Class A2I, 3.371% 6/15/45 (b)	1,318,313	1,321,072
Wheels SPV LLC:
Series 2014-1A Class A2, 0.84% 3/20/23 (b)	28,443	28,430
Series 2015-1A Class A2, 1.27% 4/22/24 (b)	183,767	184,012
World Omni Auto Receivables Trust:
Series 2015-A Class A3, 1.34% 5/15/20	282,735	282,684
Series 2015-B Class A3, 1.49% 12/15/20	730,000	729,617
Series 2016-A Class A3, 1.77% 9/15/21	1,300,000	1,301,851
World Omni Automobile Lease Securitization Trust:
Series 2014-A Class A4, 1.37% 1/15/20	486,949	487,051
Series 2015-A Class A2A, 1.06% 5/15/18	1,863,405	1,862,714
Series 2016-A Class A3, 1.45% 8/15/19	1,070,000	1,064,563
TOTAL ASSET-BACKED SECURITIES
(Cost $611,275,724)		611,563,017

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.0%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 3.3362% 2/25/34 (a)	16,592	16,812
Series 2004-H Class 2A2, 3.188% 9/25/34 (a)	56,883	55,593
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	193,593	193,196
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4805% 7/25/44 (a)(b)	177,436	175,784
Kubota Credit Owner Trust sequential payer Series 2016-1A Class A3, 1.67% 7/15/20 (b)	340,000	336,433
Mill City Mortgage Loan Trust Series 2016-1 Class A1, 2.5% 4/25/57 (b)	271,484	270,081
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (b)	787,358	788,447
Series 2015-5 Class A1B, 2.75% 5/25/55 (b)	711,895	712,201
Series 2016-1:
Class A1B, 2.75% 2/25/55 (b)	431,311	431,857
Class A3B, 3% 2/25/55 (b)	524,939	524,938
Series 2016-2 Class A1A, 2.75% 8/25/55 (b)	447,414	445,334
Series 2016-3 Class A1, 2.25% 4/25/56 (b)	118,283	117,317
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 3.0556% 9/25/35 (a)	33,109	33,129
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 3.0082% 6/25/34 (a)	29,225	29,270

TOTAL PRIVATE SPONSOR		4,130,392

U.S. Government Agency - 0.8%
Fannie Mae:
floater:
Series 2003-31 Class FM, 1.2783% 4/25/33 (a)	1,633,142	1,642,744
Series 2015-27 Class KF, 1.0783% 5/25/45 (a)	4,473,911	4,459,748
Series 2016-85:
Class FG, 1.2783% 11/25/46 (a)	1,268,557	1,267,624
Class FA, 1.2783% 11/25/46 (a)	1,193,916	1,192,977
floater planned amortization class Series 2004-52 Class PF 1.2283% 12/25/33 (a)	1,455,913	1,456,780
sequential payer Series 2012-114 Class DF, 1.1783% 8/25/39 (a)	27,199	27,183
sequential payer floater:
Series 2005-74 Class DF, 1.1283% 7/25/35 (a)	4,332,891	4,331,232
Series 2005-83 Class FP, 1.1083% 10/25/35 (a)	4,064,150	4,056,233
Series 2016-42 Class FL, 1.1283% 7/25/46 (a)	13,385,594	13,402,115
Series 2016-83 Class FA, 1.2783% 11/25/46 (a)	684,034	683,501
Fannie Mae Connecticut Avenue Securities floater:
Series 2016-C01 Class 2M1, 2.8783% 8/25/28 (a)	1,097,984	1,110,155
Series 2016-C02 Class 1M1, 2.9283% 9/25/28 (a)	317,905	321,857
Series 2016-C07 Class 2M1, 2.0783% 4/25/29 (a)	264,696	265,871
Series 2017-C01 Class 1M1, 2.0783% 7/25/29 (a)(b)	964,788	968,433
FHLMC Structured Agency Credit Risk Debt Notes:
floater:
Series 2014-HQ2 Class M1, 2.2211% 9/25/24 (a)	194,775	195,385
Series 2015-DNA1 Class M1, 1.6711% 10/25/27 (a)	312,963	313,406
Series 2015-DNA3 Class M1, 2.1211% 4/25/28 (a)	3,406	3,407
Series 2015-HQ2 Class M1, 1.8711% 5/25/25 (a)	114,461	114,690
Series 2016-DNA1 Class M1, 2.2211% 7/25/28 (a)	740,530	743,559
Series 2016-HQA1 Class M1, 2.5211% 9/25/28 (a)(d)	169,527	170,378
Series 2017-HQA1 Class M1, 1.97% 8/25/29 (a)	1,110,000	1,112,233
Series 2017-DNA1 Class M1, 1.9794% 7/25/29 (a)	686,938	688,573
3.6211% 4/25/28 (a)	425,000	439,120
Freddie Mac:
floater Series 4604 Class FB, 1.17% 8/15/46 (a)	12,872,919	12,863,725
floater planned amortization class:
Series 2953 Class LF, 1.07% 12/15/34 (a)	1,444,041	1,442,571
Series 4057 Class EF, 1.12% 12/15/41 (a)	11,486,975	11,450,641
floater sequential payer Series 3046 Class F, 1.14% 3/15/33 (a)	1,810,280	1,805,895
sequential payer Series 4226 Class EF, 1.12% 12/15/35 (a)	4,251,970	4,246,470
Series 4448 Class JA, 4% 11/15/36	190,000	199,996

TOTAL U.S. GOVERNMENT AGENCY		70,976,502

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $75,199,430)		75,106,894

Commercial Mortgage Securities - 0.8%
BAMLL Commercial Mortgage Securities Trust Series 2014-IP Class A, 2.717% 6/15/28 (a)(b)	1,070,000	1,075,396
Banc of America Commercial Mortgage Trust Series 2007-4 Class AM, 5.8184% 2/10/51 (a)	50,000	50,651
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.92% 5/15/32 (a)(b)	2,468,326	2,468,407
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.167% 12/15/27 (a)(b)	4,280,043	4,289,412
Citigroup Commercial Mortgage Trust:
Series 13-GC15 Class A1, 1.378% 9/10/46	165,392	165,327
Series 2007-C6 Class A4, 5.7141% 12/10/49 (a)	2,602,968	2,612,543
Series 2014-GC19 Class A1, 1.199% 3/10/47	97,762	97,706
Series 2014-GC21 Class A1, 1.242% 5/10/47	355,485	354,202
Series 2014-GC25 Class A1, 1.485% 10/10/47	85,800	85,741
Series 2015-GC27 Class A1, 1.353% 2/10/48	497,270	494,596
Series 2015-GC31 Class A1, 1.637% 6/10/48	876,486	874,500
Series 2015-GC33 Class A1, 1.643% 9/10/58	305,277	303,944
Series 2015-P1 Class A1, 1.648% 9/15/48	311,511	310,996
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	231,588	231,407
COMM Mortgage Trust:
Series 2014-CR15 Class A1, 1.218% 2/10/47	478,715	477,654
Series 2014-CR17 Class A1, 1.275% 5/10/47	230,199	229,582
Series 2014-CR18 Class A1, 1.442% 7/15/47	347,004	346,509
Series 2014-CR19 Class A1, 1.415% 8/10/47	333,083	332,002
Series 2014-CR20 Class A1, 1.324% 11/10/47	230,660	229,682
Series 2014-CR21 Class A1, 1.494% 12/10/47	133,943	133,678
Series 2014-LC15 Class A1, 1.259% 4/10/47	416,436	415,205
Series 2014-LC17 Class A1, 1.381% 10/10/47	256,282	255,454
Series 2014-UBS2 Class A1, 1.298% 3/10/47	281,334	280,755
Series 2014-UBS4 Class A1, 1.309% 8/10/47	137,813	137,419
Series 2014-UBS5 Class A1, 1.373% 9/10/47	291,860	291,869
Series 2014-UBS6 Class A1, 1.445% 12/10/47	425,787	424,511
Series 2015-CCRE26 Class A1, 1.604% 10/10/48	426,811	425,138
Series 2015-CR22 Class A1, 1.569% 3/10/48	194,990	194,519
Series 2015-LC23 Class A2, 3.221% 10/10/48	1,400,000	1,441,093
Series 2015-PC1 Class A1, 1.667% 7/10/50	1,097,651	1,098,142
COMM Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C9 Class A4, 5.7925% 12/10/49 (a)	970,269	977,338
Series 2014-TWC Class A, 1.6172% 2/13/32 (a)(b)	400,000	400,626
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	208,261	207,845
Series 2015-C2 Class A1, 1.4544% 6/15/57	1,407,227	1,400,420
Series 2015-C3 Class A1, 1.7167% 8/15/48	593,570	590,645
Series 2015-C4 Class A1, 2.0102% 11/15/48	668,826	669,039
Series 2016-C5 Class A1, 1.7466% 11/15/48 (a)	166,294	165,625
CSMC Series 2015-TOWN Class A, 2.0172% 3/15/28 (a)(b)	3,644,000	3,639,347
Freddie Mac pass-thru certificates:
Series 2013-K502 Class A2, 1.426% 8/25/17	491,364	491,363
Series K712 Class A1, 1.369% 5/25/19	175,828	175,765
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 2.004% 12/15/34 (a)(b)	1,029,637	1,033,683
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.7672% 7/15/31 (a)(b)	313,572	311,077
Series 2016-ICE2 Class A, 2.6972% 2/15/33 (a)(b)	2,342,000	2,363,298
sequential payer Series 2013-GC13 Class A1, 1.206% 7/10/46	96,054	96,026
Series 14-GC20 Class A1, 1.343% 4/10/47	153,832	153,451
Series 2014-GC22 Class A1, 1.29% 6/10/47	255,687	254,822
Series 2014-GC24 Class A1, 1.509% 9/10/47	481,617	479,820
Series 2015-GC28 Class A1, 1.528% 2/10/48	810,079	807,107
Series 2015-GC32 Class A1, 1.593% 7/10/48	322,792	322,129
Series 2016-GS3 Class A1, 1.429% 10/10/49	192,726	190,342
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 2.018% 11/15/29 (a)(b)	1,314,000	1,317,685
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	565,710	565,709
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A1, 1.322% 8/15/47 (b)	239,093	238,513
Series 2013-C14 Class A1, 1.2604% 8/15/46	25,745	25,734
Series 2014-C19 Class A1, 1.2661% 4/15/47	149,115	148,937
Series 2014-C22 Class A1, 1.451% 9/15/47	132,693	132,465
Series 2014-C23 Class A1, 1.6502% 9/15/47	176,295	176,385
Series 2014-C24 Class A1, 1.5386% 11/15/47	98,794	98,592
Series 2014-C26 Class A1, 1.5962% 1/15/48	1,219,704	1,218,106
Series 2015-C27 Class A1, 1.4137% 2/15/48	685,042	681,835
Series 2015-C28 Class A1, 1.4451% 10/15/48	1,125,122	1,120,261
Series 2015-C30 Class A1, 1.7384% 7/15/48	1,375,605	1,374,825
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A1, 1.6255% 5/15/48	347,466	346,649
JPMCC Commercial Mortgage Securities Trust Series 2016-JP3 Class A1, 1.4615% 8/15/49	582,457	575,026
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.67% 4/15/27 (a)(b)	2,301,871	2,275,553
Series 2014-FL5 Class A, 1.7472% 7/15/31 (a)(b)	1,584,309	1,587,819
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (a)	2,126,834	2,129,238
Series 2007-LDPX Class A3, 5.42% 1/15/49	342,790	342,518
Series 2006-LDP7 Class AM, 5.9275% 4/17/45 (a)	28,332	28,297
Series 2014-C20 Class A1, 1.2682% 7/15/47	278,732	277,767
Series 2016-WP Class TA, 2.2172% 10/15/33 (a)(b)	1,293,000	1,305,109
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.5672% 9/15/28 (a)(b)	1,778,112	1,787,059
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C7 Class A2, 1.863% 2/15/46	2,440,967	2,444,275
Series 2014-C18 Class A1, 1.686% 10/15/47	322,663	322,927
Series 2014-C14 Class A1, 1.25% 2/15/47	92,590	92,253
Series 2014-C16 Class A1, 1.294% 6/15/47	147,383	147,142
Series 2014-C17 Class A1, 1.551% 8/15/47	370,494	369,992
Series 2014-C19 Class A1, 1.573% 12/15/47	750,750	748,825
Series 2015-C24 Class A1, 1.706% 5/15/48	533,202	531,887
Series 2016-C30 Class A1, 1.389% 9/15/49	308,693	304,617
Morgan Stanley Capital I Trust Series 2015-MS1 Class A1, 1.638% 5/15/48	592,135	590,929
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 2.1172% 6/15/29 (a)(b)	1,833,000	1,839,487
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18 Class A1, 1.437% 12/15/47	884,225	881,349
Series 2015-C26 Class A1, 1.454% 2/15/48	433,915	432,331
Series 2015-C27 Class A1, 1.73% 2/15/48	1,156,657	1,156,712
Series 2015-C28 Class A1, 1.531% 5/15/48	439,893	438,505
Series 2015-C31 Class A1, 1.679% 11/15/48	769,691	768,151
Series 2015-LC20 Class A1, 1.471% 4/15/50	770,713	768,090
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,209,068
Series 2015-SG1 Class A1, 1.568% 12/15/47	416,150	415,501
Series 2016-C32 Class A1, 1.577% 1/15/59	457,479	454,384
Series 2016-LC24 Class A1, 1.441% 10/15/49	325,213	322,920
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C16 Class A1, 1.406% 9/15/46	157,390	157,333
Series 2013-C17 Class A1, 1.154% 12/15/46	161,635	161,152
Series 2013-UBS1 Class A1, 1.122% 3/15/46	144,758	144,200
Series 2014-C20 Class A1, 1.283% 5/15/47	438,703	437,223
Series 2014-C21 Class A1, 1.413% 8/15/47	560,969	559,229
Series 2014-C22 Class A1, 1.479% 9/15/57	359,579	358,575
Series 2014-C23 Class A1, 1.663% 10/15/57	190,758	190,796
Series 2014-C24 Class A1, 1.39% 11/15/47	80,249	79,947
Series 2014-LC14 Class A1, 1.193% 3/15/47	240,839	240,141
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $69,433,878)		69,179,831

Municipal Securities - 0.8%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.88% 3/7/17, VRDN (a)(e)	5,900,000	5,900,000
Clark County Arpt. Rev. Series 2008 C3, 0.66% 3/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(e)	10,000,000	10,000,000
Florida State Board Administration Fin. Corp. Series 2016 A, 2.163% 7/1/19	1,085,000	1,091,727
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 1%, tender 3/1/17 (a)(e)	$3,000,000	$3,000,000
Series A, 1%, tender 3/1/17 (a)(e)	7,000,000	7,000,000
New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.67% 3/7/17, LOC Fannie Mae, VRDN (a)(e)	5,000,000	5,000,000
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 A, 0.65% 3/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	12,000,000	12,000,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. (Foxwood Manor Apts. Proj.) Series 2008 O, 0.64% 3/7/17, LOC Freddie Mac, VRDN (a)	4,950,000	4,950,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2009 A, 0.7% 3/1/17, VRDN (a)	4,965,000	4,965,000
Series 2010 B, 0.7% 3/1/17, VRDN (a)	8,835,000	8,835,000
Univ. of California Revs. Bonds Series 2011 Y1, 1.28%, tender 3/1/17 (a)	445,000	444,555
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2004, 0.65% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
TOTAL MUNICIPAL SECURITIES
(Cost $73,180,000)		73,186,282

Bank Notes - 0.2%
Capital One NA 1.85% 9/13/19	1,525,000	1,514,374
Citizens Bank NA 2.3% 12/3/18	335,000	336,816
RBS Citizens NA 2.5% 3/14/19	1,200,000	1,210,080
Regions Bank 7.5% 5/15/18	289,000	307,362
Union Bank NA 2.125% 6/16/17	1,330,000	1,333,765
Wells Fargo Bank NA 1.65% 1/22/18	10,000,000	10,015,010
TOTAL BANK NOTES
(Cost $14,699,412)		14,717,407

Certificates of Deposit - 0.0%
Toronto-Dominion Bank yankee 1.03% 4/10/17
(Cost $5,000,000)	5,000,000	5,001,817

Commercial Paper - 1.2%
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
1% 5/2/17	10,000,000	9,980,680
1.05% 4/3/17	9,000,000	8,991,101
1.05% 4/7/17	1,000,000	998,889
BPCE SA yankee 1% 3/1/17	5,000,000	4,999,904
Canadian Imperial Bank of Commerce 1.1867% 11/2/17 (a)	10,000,000	10,006,310
Dominion Resources, Inc. 1.02% 4/3/17	9,000,000	8,991,101
Ford Motor Credit Co. LLC 0% 9/1/17	2,795,000	2,770,425
Microsoft Corp. 0.89% 4/24/17	10,000,000	9,989,260
Motiva Enterprises LLC 1.13% 3/1/17	5,000,000	4,999,873
Ontario Teachers' Finance Trust yankee 1.18% 6/23/17	5,000,000	4,980,386
Sempra Global 1.45% 8/28/17	10,000,000	9,923,528
Toyota Motor Credit Corp. 1.05% 3/7/17	10,000,000	9,998,931
Vodafone Group PLC yankee:
0% 9/1/17	3,180,000	3,155,063
1.6% 9/5/17	3,000,000	2,975,887
1.6% 9/12/17	12,000,000	11,899,387
VW Credit, Inc. 0% 9/18/17	1,540,000	1,526,632
TOTAL COMMERCIAL PAPER
(Cost $106,178,220)		106,187,357
	Shares	Value

Fixed-Income Funds - 3.5%
Bank Loan Funds - 3.5%
Fidelity Floating Rate High Income Fund (f)
(Cost $319,868,071)	32,755,316	316,743,904

Short-Term Funds - 60.7%
Short-Term Funds - 60.7%
BlackRock Low Duration Bond Portfolio	43,555,604	419,004,913
Delaware Limited-Term Diversified Income Fund - Class A	25,730,518	218,194,794
Fidelity Conservative Income Bond Fund Institutional Class (f)	83,570,824	839,051,073
Fidelity Short-Term Bond Fund (f)	94,500,090	812,700,773
Janus Short-Term Bond Fund - Class T	77,762,671	235,620,892
JPMorgan Short Duration Bond Fund Class A	28,853,468	311,905,993
Metropolitan West Low Duration Bond Fund - Class M	65,251,683	568,994,678
PIMCO Enhanced Short Maturity Active ETF	3,221,190	327,240,692
PIMCO Short-Term Fund - Administrator Class	162,944,853	1,600,118,448
Prudential Short-Term Corporate Bond Fund, Inc. Class A	17,754,995	196,192,699
TOTAL SHORT-TERM FUNDS
(Cost $5,536,663,128)		5,529,024,955

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 0.60% (g)	57,868,000	57,879,574
Fidelity Investments Money Market Government Portfolio Institutional Class 0.49%(f)(h)	618,493,798	618,493,798
State Street Institutional U.S. Government Money Market Fund Premier Class 0.46% (h)	15,474,481	15,474,481
TOTAL MONEY MARKET FUNDS
(Cost $691,847,853)		691,847,853
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $9,180,159,608)		9,175,740,091
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(71,132,506)
NET ASSETS - 100%		$9,104,607,585

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $534,982,572 or 5.9% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (f) Affiliated Fund

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118,769
Total	$118,769

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$407,582,010	$433,810,674	$3,108,021	$4,406,020	$839,051,073
Fidelity Conservative Income Municipal Bond Fund Institutional Class	31,749,413	46,189,890	77,853,860	179,940	--
Fidelity Floating Rate High Income Fund	258,214,134	81,281,064	31,306,369	8,872,195	316,743,904
Fidelity Investments Money Market Government Portfolio Institutional Class 0.49%	--	820,409,560	201,915,763	1,146,336	618,493,798
Fidelity Investments Money Market Portfolio Institutional Class 0.96%	185,202,811	--	185,202,811	40,059	--
Fidelity Short-Term Bond Fund	634,165,507	185,182,041	4,869,748	6,065,973	812,700,773
Total	$1,516,913,875	$1,566,873,229	$504,256,572	$20,710,523	$2,586,989,548

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,569,343,101	$--	$1,569,343,101	$--
U.S. Government and Government Agency Obligations	88,441,910	--	88,441,910	--
U.S. Government Agency - Mortgage Securities	25,395,763	--	25,395,763	--
Asset-Backed Securities	611,563,017	--	611,563,017	--
Collateralized Mortgage Obligations	75,106,894	--	75,106,894	--
Commercial Mortgage Securities	69,179,831	--	69,179,831	--
Municipal Securities	73,186,282	--	73,186,282	--
Bank Notes	14,717,407	--	14,717,407	--
Certificates of Deposit	5,001,817	--	5,001,817	--
Commercial Paper	106,187,357	--	106,187,357	--
Fixed-Income Funds	316,743,904	316,743,904	--	--
Short-Term Funds	5,529,024,955	5,529,024,955	--	--
Money Market Funds	691,847,853	691,847,853	--	--
Total Investments in Securities:	$9,175,740,091	$6,537,616,712	$2,638,123,379	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $9,181,969,032. Net unrealized depreciation aggregated $6,228,941, of which $49,959,330 related to appreciated investment securities and $56,188,271 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017